UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22655

Grandeur Peak Global Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

CT Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
Grandeur Peak Emerging Markets Opportunities Fund

Institutional Class (GPEIX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$189	1.62%

How did the Fund perform during the reporting period?

The Fund's Institutional Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +32.75% return. The Fund underperformed the MSCI Emerging Markets SMID Cap Index, which posted a +40.65% return. The Fund's strong performance was mainly attributed to investments in technology companies, particularly semiconductor-related stocks in Taiwan and South Korea. Investments in the industrials sector were also strong contributors to performance. The Fund's underperformance compared to the benchmark is mainly attributed to an underweight in the materials sector and poor stock performance in consumer discretionary investments.

Fund Statistics

Table Summary
Net Assets	$35,971,381
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$978,067
Portfolio Turnover	30%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Emerging Markets - Institutional
MSCI Emerging Markets IMI Index
MSCI Emerging Markets SMID Cap Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,153
$23,559
$19,057
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak Emerging Markets - Institutional	MSCI Emerging Markets IMI Index	MSCI Emerging Markets SMID Cap Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,842	$11,842	$11,367
Apr-2018	$13,410	$14,341	$13,442
Apr-2019	$12,294	$13,503	$12,144
Apr-2020	$11,552	$11,777	$9,863
Apr-2021	$18,518	$17,806	$16,025
Apr-2022	$15,587	$14,805	$14,612
Apr-2023	$14,910	$13,858	$13,999
Apr-2024	$15,294	$15,452	$16,142
Apr-2025	$14,356	$16,609	$16,750
Apr-2026	$19,057	$24,153	$23,559

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak Emerging Markets - Institutional	32.75%	0.58%	6.66%
MSCI Emerging Markets IMI Index	45.42%	6.29%	9.22%
MSCI Emerging Markets SMID Cap Index	40.65%	8.01%	8.95%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Technology Hardware 19.3%
Semiconductors 9.2%
Commercial Support Services 6.9%
Retail - Consumer Staples 5.7%
Machinery 5.6%
Engineering & Construction 5.0%
Banking 4.0%
Real Estate Owners & Developers 3.8%
Software 3.7%
Retail - Discretionary 3.7%
Automotive 3.5%
Electrical Equipment 3.1%
Apparel & Textile Products 2.4%
Transportation & Logistics 2.0%
Household Products 1.8%
Other Industries 16.9%
Other Assets in Excess of Liabilities 3.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Other Industries	16.9%
Household Products	1.8%
Transportation & Logistics	2.0%
Apparel & Textile Products	2.4%
Electrical Equipment	3.1%
Automotive	3.5%
Retail - Discretionary	3.7%
Software	3.7%
Real Estate Owners & Developers	3.8%
Banking	4.0%
Engineering & Construction	5.0%
Machinery	5.6%
Retail - Consumer Staples	5.7%
Commercial Support Services	6.9%
Semiconductors	9.2%
Technology Hardware	19.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Technology	33.5%
Industrials	22.6%
Consumer Staples	10.8%
Consumer Discretionary	9.6%
Financials	6.3%
Real Estate	4.7%
Health Care	4.2%
Materials	3.1%
Communications	1.1%
Information Technology	0.7%
Other Assets in Excess of Liabilities	3.4%

Country Weighting (% of net assets)

Taiwan
22.6%
South Korea
18.9%
India
17.1%
China
11.7%
Mexico
6.1%
Philippines
5.7%
Brazil
2.7%
Saudi Arabia
2.3%
Vietnam
2.2%
Indonesia
1.7%
Other Countries
5.6%
Other Assets in Excess of Liabilities
3.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Other Countries	5.6%
Indonesia	1.7%
Vietnam	2.2%
Saudi Arabia	2.3%
Brazil	2.7%
Philippines	5.7%
Mexico	6.1%
China	11.7%
India	17.1%
South Korea	18.9%
Taiwan	22.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	5.6%
Airtac International Group	3.9%
Jentech Precision Industrial Co., Ltd.	3.9%
Asia Vital Components Co., Ltd.	3.8%
HD Hyundai Marine Solution Co	3.3%
FNS Tech Company Ltd.	3.2%
Hon Precision, Inc.	3.0%
Sporton International, Inc.	2.5%
Rasan Information Technology Company	2.3%
Beijing Huafeng Test & Control	2.1%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective December 31, 2025, the Adviser ended its voluntary waiver of 0.10% of its management fee on the Fund’s first $400 million in assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GPEIX

Grandeur Peak Emerging Markets Opportunities Fund - Institutional Class  (GPEIX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak Emerging Markets Opportunities Fund

Investor Class (GPEOX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$217	1.87%

How did the Fund perform during the reporting period?

The Fund's Investor Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +32.36% return. The Fund underperformed the MSCI Emerging Markets SMID Cap Index, which posted a +40.65% return. The Fund's strong performance was mainly attributed to investments in technology companies, particularly semiconductor-related stocks in Taiwan and South Korea. Investments in the industrials sector were also strong contributors to performance. The Fund's underperformance compared to the benchmark is mainly attributed to an underweight in the materials sector and poor stock performance in consumer discretionary investments.

Fund Statistics

Table Summary
Net Assets	$35,971,381
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$978,067
Portfolio Turnover	30%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Emerging Markets - Investor
MSCI Emerging Markets IMI Index
MSCI Emerging Markets SMID Cap Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,153
$23,559
$18,606
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak Emerging Markets - Investor	MSCI Emerging Markets IMI Index	MSCI Emerging Markets SMID Cap Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,808	$11,842	$11,367
Apr-2018	$13,342	$14,341	$13,442
Apr-2019	$12,211	$13,503	$12,144
Apr-2020	$11,443	$11,777	$9,863
Apr-2021	$18,300	$17,806	$16,025
Apr-2022	$15,370	$14,805	$14,612
Apr-2023	$14,672	$13,858	$13,999
Apr-2024	$15,009	$15,452	$16,142
Apr-2025	$14,056	$16,609	$16,750
Apr-2026	$18,606	$24,153	$23,559

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak Emerging Markets - Investor	32.36%	0.33%	6.41%
MSCI Emerging Markets IMI Index	45.42%	6.29%	9.22%
MSCI Emerging Markets SMID Cap Index	40.65%	8.01%	8.95%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Other Industries	16.9%
Household Products	1.8%
Transportation & Logistics	2.0%
Apparel & Textile Products	2.4%
Electrical Equipment	3.1%
Automotive	3.5%
Retail - Discretionary	3.7%
Software	3.7%
Real Estate Owners & Developers	3.8%
Banking	4.0%
Engineering & Construction	5.0%
Machinery	5.6%
Retail - Consumer Staples	5.7%
Commercial Support Services	6.9%
Semiconductors	9.2%
Technology Hardware	19.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Technology	33.5%
Industrials	22.6%
Consumer Staples	10.8%
Consumer Discretionary	9.6%
Financials	6.3%
Real Estate	4.7%
Health Care	4.2%
Materials	3.1%
Communications	1.1%
Information Technology	0.7%
Other Assets in Excess of Liabilities	3.4%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Other Countries	5.6%
Indonesia	1.7%
Vietnam	2.2%
Saudi Arabia	2.3%
Brazil	2.7%
Philippines	5.7%
Mexico	6.1%
China	11.7%
India	17.1%
South Korea	18.9%
Taiwan	22.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	5.6%
Airtac International Group	3.9%
Jentech Precision Industrial Co., Ltd.	3.9%
Asia Vital Components Co., Ltd.	3.8%
HD Hyundai Marine Solution Co	3.3%
FNS Tech Company Ltd.	3.2%
Hon Precision, Inc.	3.0%
Sporton International, Inc.	2.5%
Rasan Information Technology Company	2.3%
Beijing Huafeng Test & Control	2.1%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective December 31, 2025, the Adviser ended its voluntary waiver of 0.10% of its management fee on the Fund’s first $400 million in assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GPEOX

Grandeur Peak Emerging Markets Opportunities Fund - Investor Class (GPEOX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak Global Contrarian Fund

Institutional Class (GPGCX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Contrarian Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$136	1.21%

How did the Fund perform during the reporting period?

The Fund's Institutional Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +23.98% return. The Fund underperformed the MSCI ACWI Small Cap Index, which posted a +36.85% return. The Fund's strong performance was mainly attributed to investments in technology companies, particularly semiconductor-related stocks across the globe. Investments in the consumer discretionary and industrials sectors were also strong contributors to performance. The Fund's underperformance compared to the benchmark is mainly attributed to a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefitted from artificial intelligence and data center capital investments.

Fund Statistics

Table Summary
Net Assets	$144,114,205
Number of Portfolio Holdings	91
Advisory Fee	$1,451,300
Portfolio Turnover	67%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grandeur Peak Global Contrarian - Institutional
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,735
$22,381
$19,797
Sep-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak Global Contrarian - Institutional	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index
Sep-2019	$10,000	$10,000	$10,000
Apr-2020	$8,804	$9,291	$8,554
Apr-2021	$15,716	$13,761	$14,285
Apr-2022	$14,693	$12,906	$12,651
Apr-2023	$14,755	$13,106	$12,363
Apr-2024	$17,156	$15,310	$13,799
Apr-2025	$19,951	$17,004	$14,467
Apr-2026	$24,735	$22,381	$19,797

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 17, 2019)
Grandeur Peak Global Contrarian - Institutional	23.98%	9.49%	14.66%
MSCI ACWI IMI Index	31.63%	10.21%	12.94%
MSCI ACWI Small Cap Index	36.85%	6.74%	10.87%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Retail - Consumer Staples 9.9%
Biotech & Pharma 9.2%
Medical Equipment & Devices 8.0%
Machinery 6.7%
Health Care Facilities & Services 6.6%
Semiconductors 6.3%
Technology Hardware 6.2%
Asset Management 6.0%
Wholesale - Discretionary 3.8%
Commercial Support Services 3.5%
Chemicals 3.4%
Banking 3.3%
Institutional Financial Services 3.2%
Electrical Equipment 2.9%
Retail - Discretionary 2.8%
Other Industries 17.5%
Other Assets in Excess of Liabilities 0.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Industries	17.5%
Retail - Discretionary	2.8%
Electrical Equipment	2.9%
Institutional Financial Services	3.2%
Banking	3.3%
Chemicals	3.4%
Commercial Support Services	3.5%
Wholesale - Discretionary	3.8%
Asset Management	6.0%
Technology Hardware	6.2%
Semiconductors	6.3%
Health Care Facilities & Services	6.6%
Machinery	6.7%
Medical Equipment & Devices	8.0%
Biotech & Pharma	9.2%
Retail - Consumer Staples	9.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Health Care	23.8%
Industrials	17.2%
Financials	13.8%
Technology	13.6%
Consumer Discretionary	12.4%
Consumer Staples	10.9%
Materials	4.8%
Communications	1.6%
Information Technology	1.2%
Other Assets in Excess of Liabilities	0.7%

Country Weighting (% of net assets)

United States
16.9%
United Kingdom
13.8%
Italy
9.4%
Japan
7.4%
Belgium
5.3%
Australia
4.6%
China
4.5%
Indonesia
4.0%
France
3.4%
Germany
3.1%
Other Countries
26.9%
Other Assets in Excess of Liabilities
0.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	26.9%
Germany	3.1%
France	3.4%
Indonesia	4.0%
China	4.5%
Australia	4.6%
Belgium	5.3%
Japan	7.4%
Italy	9.4%
United Kingdom	13.8%
United States	16.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Recordati Industria Chimica e Farmaceutica SpA	4.0%
Interpump Group SpA	3.5%
Dollar General Corporation	3.0%
Silergy Corporation	3.0%
CVS Group plc	2.7%
Hartadinata Abadi Tbk PT	2.7%
Melexis NV	2.3%
Virbac S.A.	2.2%
X-Fab Silicon Foundries S.E. 144A	2.1%
B&M European Value Retail plc	2.0%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GPGCX

Grandeur Peak Global Contrarian Fund - Institutional Class  (GPGCX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak Global Explorer Fund

Institutional Class (GPGEX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Explorer Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$126	1.12%

How did the Fund perform during the reporting period?

The Fund's Institutional Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +25.66% return. The Fund underperformed the MSCI ACWI Small Cap Index, which posted a +36.85% return. The Fund's strong performance was mainly attributed to investments in technology companies, particularly semiconductor and hardware-related stocks across the globe. Investments in the health care and industrials sectors were also strong contributors to performance. The Fund's underperformance compared to the benchmark is mainly attributed to a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefitted from artificial intelligence and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$15,303,165
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$21,837
Portfolio Turnover	153%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grandeur Peak Global Explorer - Institutional
MSCI ACWI IMI Index
MSCI ACWI Mid Cap Index
MSCI ACWI Small Cap Index
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$15,412
$14,059
$13,576
$10,079
Dec-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak Global Explorer - Institutional	MSCI ACWI IMI Index	MSCI ACWI Mid Cap Index	MSCI ACWI Small Cap Index
Dec-2021	$10,000	$10,000	$10,000	$10,000
Apr-2022	$7,800	$8,887	$8,871	$8,983
Apr-2023	$7,379	$9,025	$8,740	$8,779
Apr-2024	$7,678	$10,543	$9,786	$9,799
Apr-2025	$8,021	$11,710	$10,689	$10,273
Apr-2026	$10,079	$15,412	$13,576	$14,059

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 16, 2021)
Grandeur Peak Global Explorer - Institutional	25.66%	0.18%
MSCI ACWI IMI Index	31.63%	10.41%
MSCI ACWI Mid Cap Index	27.00%	7.25%
MSCI ACWI Small Cap Index	36.85%	8.11%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Technology Hardware 14.7%
Semiconductors 8.3%
Asset Management 8.1%
Software 7.1%
Institutional Financial Services 6.5%
Industrial Support Services 6.2%
Biotech & Pharma 6.0%
Electrical Equipment 4.9%
Machinery 4.8%
Health Care Facilities & Services 4.3%
Medical Equipment & Devices 4.2%
Automotive 3.7%
Diversified Industrials 3.1%
Retail - Discretionary 2.8%
Engineering & Construction 2.5%
Beverages 2.5%
Other Industries 10.3%

Table Summary
Value	Value
Other Industries	10.3%
Beverages	2.5%
Engineering & Construction	2.5%
Retail - Discretionary	2.8%
Diversified Industrials	3.1%
Automotive	3.7%
Medical Equipment & Devices	4.2%
Health Care Facilities & Services	4.3%
Machinery	4.8%
Electrical Equipment	4.9%
Biotech & Pharma	6.0%
Industrial Support Services	6.2%
Institutional Financial Services	6.5%
Software	7.1%
Asset Management	8.1%
Semiconductors	8.3%
Technology Hardware	14.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Technology	30.2%
Industrials	25.9%
Financials	14.6%
Health Care	14.5%
Consumer Discretionary	10.4%
Consumer Staples	3.5%
Communications	0.9%

Country Weighting (% of net assets)

United States
29.0%
United Kingdom
14.7%
Sweden
9.1%
Italy
9.1%
Japan
6.7%
India
5.3%
Australia
5.0%
China
4.5%
Taiwan
3.6%
Belgium
3.0%
Other Countries
9.9%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Countries	9.9%
Belgium	3.0%
Taiwan	3.6%
China	4.5%
Australia	5.0%
India	5.3%
Japan	6.7%
Italy	9.1%
Sweden	9.1%
United Kingdom	14.7%
United States	29.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	4.5%
Asia Vital Components Co., Ltd.	3.6%
Marex Group PLC	3.5%
Diploma plc	3.5%
Pattern Group, Inc.	3.4%
Pinnacle Investment Management Group	3.2%
ITT, Inc.	3.1%
Rosebank Industries plc	3.1%
Recordati SpA	3.0%
Melexis NV	3.0%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective August 31, 2025, the Adviser ended its voluntary waiver of 0.10% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GPGEX

Grandeur Peak Global Explorer Fund - Institutional Class  (GPGEX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak Global Micro Cap Fund

Institutional Class (GPMCX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Micro Cap Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$208	2.00%

How did the Fund perform during the reporting period?

The Fund's Institutional Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +7.70% return. The Fund underperformed the MSCI World Micro Cap Index, which posted a +37.97% return. The Fund's underperformance compared to the benchmark is mainly attributed to an overweight and underperformance in software and IT services companies. Other less meaningful detractors included an underweight and underperformance in biotechnology and a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefitted from artificial intelligence and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$45,080,688
Number of Portfolio Holdings	101
Advisory Fee	$693,790
Portfolio Turnover	51%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Global MicroCap - Institutional
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
MSCI World Micro Cap Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$31,236
$26,633
$24,692
$23,350
Oct-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak Global MicroCap - Institutional	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index	MSCI World Micro Cap Index
Oct-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$10,380	$10,055	$10,146	$10,327
Apr-2017	$12,125	$11,603	$11,882	$12,118
Apr-2018	$14,268	$13,259	$13,657	$14,397
Apr-2019	$13,173	$13,827	$13,554	$13,078
Apr-2020	$12,960	$12,967	$11,508	$11,234
Apr-2021	$26,234	$19,205	$19,218	$20,268
Apr-2022	$19,887	$18,012	$17,019	$17,231
Apr-2023	$18,326	$18,292	$16,632	$15,740
Apr-2024	$19,681	$21,367	$18,563	$16,273
Apr-2025	$21,680	$23,732	$19,462	$17,896
Apr-2026	$23,350	$31,236	$26,633	$24,692

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak Global MicroCap - Institutional	7.70%	-2.30%	8.44%
MSCI ACWI IMI Index	31.63%	10.21%	12.00%
MSCI ACWI Small Cap Index	36.85%	6.74%	10.13%
MSCI World Micro Cap Index	37.97%	4.03%	9.11%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Software
9.2%
Health Care Facilities & Services
8.9%
Commercial Support Services
8.4%
Asset Management
8.1%
Technology Hardware
7.1%
Medical Equipment & Devices
6.1%
Biotech & Pharma
5.4%
E-Commerce Discretionary
4.7%
Automotive
3.6%
Semiconductors
3.6%
Retail - Discretionary
3.5%
Electrical Equipment
3.4%
Food
3.1%
Industrial Support Services
3.1%
Internet Media & Services
2.5%
Wholesale - Discretionary
2.1%
Other Industries
16.5%
Liabilities in Excess of Other Assets
0.7%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.7%
Other Industries	16.5%
Wholesale - Discretionary	2.1%
Internet Media & Services	2.5%
Industrial Support Services	3.1%
Food	3.1%
Electrical Equipment	3.4%
Retail - Discretionary	3.5%
Semiconductors	3.6%
Automotive	3.6%
E-Commerce Discretionary	4.7%
Biotech & Pharma	5.4%
Medical Equipment & Devices	6.1%
Technology Hardware	7.1%
Asset Management	8.1%
Commercial Support Services	8.4%
Health Care Facilities & Services	8.9%
Software	9.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Technology	21.7%
Health Care	20.5%
Industrials	18.5%
Consumer Discretionary	16.7%
Financials	9.4%
Consumer Staples	5.5%
Communications	2.9%
Real Estate	2.3%
Materials	1.1%
Energy	0.7%
Liabilities in Excess of Other Assets	0.7%

Country Weighting (% of net assets)

Japan
19.9%
United States
15.2%
United Kingdom
11.8%
Sweden
9.6%
Australia
9.5%
India
5.9%
Canada
5.1%
Taiwan
4.1%
South Korea
3.8%
Indonesia
2.6%
Other Countries
11.8%
Liabilities in Excess of Other Assets
0.7%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.7%
Other Countries	11.8%
Indonesia	2.6%
South Korea	3.8%
Taiwan	4.1%
Canada	5.1%
India	5.9%
Australia	9.5%
Sweden	9.6%
United Kingdom	11.8%
United States	15.2%
Japan	19.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Pennant Group, Inc. (The)	3.5%
IPD Group Ltd/Australia	2.9%
AZOOM Co Ltd	2.5%
Kogan.com Ltd	2.4%
CVS Group plc	2.3%
Vitec Software Group	2.1%
Hartadinata Abadi Tbk PT	2.1%
Charm Care Corp KK	2.1%
BioSyent Inc	2.0%
FNS Tech Company Ltd.	2.0%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GPMCX

Grandeur Peak Global Micro Cap Fund - Institutional Class  (GPMCX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak Global Opportunities Fund

Institutional Class (GPGIX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.33%

How did the Fund perform during the reporting period?

The Fund's Institutional Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +20.04% return. The Fund underperformed the MSCI ACWI Small Cap Index, which posted a +36.85% return. The Fund's strong performance was mainly attributed to investments in technology companies, particularly semiconductor and hardware-related stocks across the globe. Investments in the industrials sector were also strong contributors to performance. The Fund's underperformance compared to the benchmark is mainly attributed to software, health care, and a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefitted from artificial intelligence and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$348,786,468
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$4,834,447
Portfolio Turnover	60%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Global Opportunities - Institutional
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$31,066
$26,249
$22,113
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak Global Opportunities - Institutional	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,781	$11,540	$11,710
Apr-2018	$13,974	$13,187	$13,460
Apr-2019	$13,718	$13,752	$13,358
Apr-2020	$13,523	$12,897	$11,342
Apr-2021	$24,807	$19,101	$18,940
Apr-2022	$20,020	$17,915	$16,773
Apr-2023	$18,872	$18,193	$16,392
Apr-2024	$18,682	$21,251	$18,295
Apr-2025	$18,421	$23,603	$19,181
Apr-2026	$22,113	$31,066	$26,249

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak Global Opportunities - Institutional	20.04%	-2.27%	8.26%
MSCI ACWI IMI Index	31.63%	10.21%	12.00%
MSCI ACWI Small Cap Index	36.85%	6.74%	10.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Electrical Equipment
11.6%
Technology Hardware
8.9%
Machinery
8.2%
Health Care Facilities & Services
8.0%
Medical Equipment & Devices
7.6%
Asset Management
7.0%
Biotech & Pharma
6.9%
Semiconductors
6.8%
Engineering & Construction
5.4%
Industrial Support Services
4.5%
Commercial Support Services
4.0%
Institutional Financial Services
3.3%
Retail - Discretionary
2.1%
Technology Services
2.0%
Banking
1.7%
Retail - Consumer Staples
1.6%
Other Industries
10.4%

Table Summary
Value	Value
Other Industries	10.4%
Retail - Consumer Staples	1.6%
Banking	1.7%
Technology Services	2.0%
Retail - Discretionary	2.1%
Institutional Financial Services	3.3%
Commercial Support Services	4.0%
Industrial Support Services	4.5%
Engineering & Construction	5.4%
Semiconductors	6.8%
Biotech & Pharma	6.9%
Asset Management	7.0%
Medical Equipment & Devices	7.6%
Health Care Facilities & Services	8.0%
Machinery	8.2%
Technology Hardware	8.9%
Electrical Equipment	11.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	35.4%
Health Care	22.5%
Technology	19.0%
Financials	12.1%
Consumer Discretionary	5.2%
Consumer Staples	2.2%
Real Estate	1.9%
Materials	1.1%
Communications	0.6%

Country Weighting (% of net assets)

United States
20.1%
United Kingdom
17.2%
Japan
11.0%
Sweden
7.3%
Italy
7.2%
China
4.4%
Belgium
4.2%
Australia
3.9%
France
3.7%
South Korea
3.6%
Other Countries
17.4%
Other Assets in Excess of Liabilities
0.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.0%
Other Countries	17.4%
South Korea	3.6%
France	3.7%
Australia	3.9%
Belgium	4.2%
China	4.4%
Italy	7.2%
Sweden	7.3%
Japan	11.0%
United Kingdom	17.2%
United States	20.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	4.4%
Diploma plc	3.6%
Interpump Group SpA	3.6%
Melexis NV	3.2%
Littelfuse, Inc.	3.0%
Virbac S.A.	2.8%
Kadant, Inc.	2.7%
Asker Healthcare Group AB	2.7%
Recordati SpA	2.4%
Volution Group PLC	2.4%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective December 31, 2025, the Adviser ended its voluntary waiver of 0.10% of its management fee on the Fund’s first $500 million in assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-GPGIX

Grandeur Peak Global Opportunities Fund - Institutional Class  (GPGIX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak Global Opportunities Fund

Investor Class (GPGOX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.58%

How did the Fund perform during the reporting period?

The Fund's Investor Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +19.97% return. The Fund underperformed the MSCI ACWI Small Cap Index, which posted a +36.85% return. The Fund's strong performance was mainly attributed to investments in technology companies, particularly semiconductor and hardware-related stocks across the globe. Investments in the industrials sector were also strong contributors to performance. The Fund's underperformance compared to the benchmark is mainly attributed to software, health care, and a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefitted from artificial intelligence and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$348,786,468
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$4,834,447
Portfolio Turnover	60%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Global Opportunities - Investor
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$31,066
$26,249
$21,530
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak Global Opportunities - Investor	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,709	$11,540	$11,710
Apr-2018	$13,865	$13,187	$13,460
Apr-2019	$13,610	$13,752	$13,358
Apr-2020	$13,375	$12,897	$11,342
Apr-2021	$24,468	$19,101	$18,940
Apr-2022	$19,698	$17,915	$16,773
Apr-2023	$18,518	$18,193	$16,392
Apr-2024	$18,328	$21,251	$18,295
Apr-2025	$17,947	$23,603	$19,181
Apr-2026	$21,530	$31,066	$26,249

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak Global Opportunities - Investor	19.97%	-2.53%	7.97%
MSCI ACWI IMI Index	31.63%	10.21%	12.00%
MSCI ACWI Small Cap Index	36.85%	6.74%	10.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Industries	10.4%
Retail - Consumer Staples	1.6%
Banking	1.7%
Technology Services	2.0%
Retail - Discretionary	2.1%
Institutional Financial Services	3.3%
Commercial Support Services	4.0%
Industrial Support Services	4.5%
Engineering & Construction	5.4%
Semiconductors	6.8%
Biotech & Pharma	6.9%
Asset Management	7.0%
Medical Equipment & Devices	7.6%
Health Care Facilities & Services	8.0%
Machinery	8.2%
Technology Hardware	8.9%
Electrical Equipment	11.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	35.4%
Health Care	22.5%
Technology	19.0%
Financials	12.1%
Consumer Discretionary	5.2%
Consumer Staples	2.2%
Real Estate	1.9%
Materials	1.1%
Communications	0.6%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.0%
Other Countries	17.4%
South Korea	3.6%
France	3.7%
Australia	3.9%
Belgium	4.2%
China	4.4%
Italy	7.2%
Sweden	7.3%
Japan	11.0%
United Kingdom	17.2%
United States	20.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	4.4%
Diploma plc	3.6%
Interpump Group SpA	3.6%
Melexis NV	3.2%
Littelfuse, Inc.	3.0%
Virbac S.A.	2.8%
Kadant, Inc.	2.7%
Asker Healthcare Group AB	2.7%
Recordati SpA	2.4%
Volution Group PLC	2.4%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective December 31, 2025, the Adviser ended its voluntary waiver of 0.10% of its management fee on the Fund’s first $500 million in assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-GPGOX

Grandeur Peak Global Opportunities Fund - Investor Class (GPGOX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak Global Reach Fund

Institutional Class (GPRIX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.18%

How did the Fund perform during the reporting period?

The Fund's Institutional Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +17.10% return. The Fund underperformed the MSCI ACWI Small Cap Index, which posted a +36.85% return. The Fund's positive performance was mainly attributed to investments in technology companies, particularly semiconductor and hardware-related stocks across the globe. The Fund's underperformance compared to the benchmark is mainly attributed to financials stock picking and a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefitted from artificial intelligence and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$83,628,702
Number of Portfolio Holdings	198
Advisory Fee (net of waivers)	$915,113
Portfolio Turnover	65%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Global Reach - Institutional
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$31,066
$26,249
$22,274
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak Global Reach - Institutional	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,836	$11,540	$11,710
Apr-2018	$14,047	$13,187	$13,460
Apr-2019	$13,860	$13,752	$13,358
Apr-2020	$13,431	$12,897	$11,342
Apr-2021	$23,882	$19,101	$18,940
Apr-2022	$19,107	$17,915	$16,773
Apr-2023	$17,522	$18,193	$16,392
Apr-2024	$18,241	$21,251	$18,295
Apr-2025	$19,021	$23,603	$19,181
Apr-2026	$22,274	$31,066	$26,249

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak Global Reach - Institutional	17.10%	-1.38%	8.34%
MSCI ACWI IMI Index	31.63%	10.21%	12.00%
MSCI ACWI Small Cap Index	36.85%	6.74%	10.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Electrical Equipment
9.7%
Technology Hardware
8.6%
Medical Equipment & Devices
7.8%
Asset Management
6.6%
Semiconductors
5.8%
Machinery
5.2%
Biotech & Pharma
4.8%
Health Care Facilities & Services
4.0%
Software
3.9%
Commercial Support Services
3.5%
Institutional Financial Services
3.3%
Industrial Support Services
3.1%
Engineering & Construction
3.1%
Retail - Discretionary
2.7%
Retail - Consumer Staples
2.5%
E-Commerce Discretionary
1.7%
Other Industries
23.9%
Liabilities in Excess of Other Assets
-0.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Other Industries	23.9%
E-Commerce Discretionary	1.7%
Retail - Consumer Staples	2.5%
Retail - Discretionary	2.7%
Engineering & Construction	3.1%
Industrial Support Services	3.1%
Institutional Financial Services	3.3%
Commercial Support Services	3.5%
Software	3.9%
Health Care Facilities & Services	4.0%
Biotech & Pharma	4.8%
Machinery	5.2%
Semiconductors	5.8%
Asset Management	6.6%
Medical Equipment & Devices	7.8%
Technology Hardware	8.6%
Electrical Equipment	9.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	28.5%
Technology	19.6%
Health Care	16.6%
Financials	13.3%
Consumer Discretionary	8.9%
Consumer Staples	5.3%
Materials	2.9%
Real Estate	2.5%
Communications	1.2%
Information Technology	0.6%
Energy	0.5%
Listed Private Equity Investments	0.4%
Liabilities in Excess of Other Assets	-0.2%

Country Weighting (% of net assets)

United States
25.0%
United Kingdom
11.0%
Japan
9.8%
Taiwan
6.9%
Sweden
5.8%
India
5.3%
Australia
5.2%
South Korea
5.1%
Canada
3.1%
Italy
2.8%
Other Countries
20.0%
Liabilities in Excess of Other Assets
–%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-%
Other Countries	20.0%
Italy	2.8%
Canada	3.1%
South Korea	5.1%
Australia	5.2%
India	5.3%
Sweden	5.8%
Taiwan	6.9%
Japan	9.8%
United Kingdom	11.0%
United States	25.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	1.4%
Virbac S.A.	1.3%
Asia Vital Components Co., Ltd.	1.2%
Bel Fuse, Inc., Class B	1.1%
Rosebank Industries plc	1.1%
M-Tron Industries, Inc.	1.1%
Pinnacle Investment Management Group	1.1%
Marex Group PLC	1.1%
Advanced Medical Solutions Group	1.0%
Littelfuse, Inc.	1.0%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective December 31, 2025, the Adviser ended its voluntary waiver of 0.10% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GPRIX

Grandeur Peak Global Reach Fund - Institutional Class  (GPRIX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak Global Reach Fund

Investor Class (GPROX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	1.43%

How did the Fund perform during the reporting period?

The Fund's Investor Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +16.88% return. The Fund underperformed the MSCI ACWI Small Cap Index, which posted a +36.85% return. The Fund's positive performance was mainly attributed to investments in technology companies, particularly semiconductor and hardware-related stocks across the globe. The Fund's  underperformance compared to the benchmark is mainly attributed to financials stock picking and a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefitted from artifical intelligence and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$83,628,702
Number of Portfolio Holdings	198
Advisory Fee (net of waivers)	$915,113
Portfolio Turnover	65%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Global Reach - Investor
MSCI ACWI IMI Index
MSCI ACWI Small Cap Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$31,066
$26,249
$21,763
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak Global Reach - Investor	MSCI ACWI IMI Index	MSCI ACWI Small Cap Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,811	$11,540	$11,710
Apr-2018	$13,989	$13,187	$13,460
Apr-2019	$13,764	$13,752	$13,358
Apr-2020	$13,308	$12,897	$11,342
Apr-2021	$23,606	$19,101	$18,940
Apr-2022	$18,844	$17,915	$16,773
Apr-2023	$17,243	$18,193	$16,392
Apr-2024	$17,893	$21,251	$18,295
Apr-2025	$18,619	$23,603	$19,181
Apr-2026	$21,763	$31,066	$26,249

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak Global Reach - Investor	16.88%	-1.61%	8.09%
MSCI ACWI IMI Index	31.63%	10.21%	12.00%
MSCI ACWI Small Cap Index	36.85%	6.74%	10.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Other Industries	23.9%
E-Commerce Discretionary	1.7%
Retail - Consumer Staples	2.5%
Retail - Discretionary	2.7%
Engineering & Construction	3.1%
Industrial Support Services	3.1%
Institutional Financial Services	3.3%
Commercial Support Services	3.5%
Software	3.9%
Health Care Facilities & Services	4.0%
Biotech & Pharma	4.8%
Machinery	5.2%
Semiconductors	5.8%
Asset Management	6.6%
Medical Equipment & Devices	7.8%
Technology Hardware	8.6%
Electrical Equipment	9.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	28.5%
Technology	19.6%
Health Care	16.6%
Financials	13.3%
Consumer Discretionary	8.9%
Consumer Staples	5.3%
Materials	2.9%
Real Estate	2.5%
Communications	1.2%
Information Technology	0.6%
Energy	0.5%
Listed Private Equity Investments	0.4%
Liabilities in Excess of Other Assets	-0.2%

Country Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-%
Other Countries	20.0%
Italy	2.8%
Canada	3.1%
South Korea	5.1%
Australia	5.2%
India	5.3%
Sweden	5.8%
Taiwan	6.9%
Japan	9.8%
United Kingdom	11.0%
United States	25.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	1.4%
Virbac S.A.	1.3%
Asia Vital Components Co., Ltd.	1.2%
Bel Fuse, Inc., Class B	1.1%
Rosebank Industries plc	1.1%
M-Tron Industries, Inc.	1.1%
Pinnacle Investment Management Group	1.1%
Marex Group PLC	1.1%
Advanced Medical Solutions Group	1.0%
Littelfuse, Inc.	1.0%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective December 31, 2025, the Adviser ended its voluntary waiver of 0.10% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GPROX

Grandeur Peak Global Reach Fund - Investor Class (GPROX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak Global Stalwarts Fund

Institutional Class (GGSYX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118	1.06%

How did the Fund perform during the reporting period?

The Fund's Institutional Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +21.95% return. The Fund underperformed the MSCI ACWI Mid Cap Index, which posted a +27.00% return. The Fund's strong performance was mainly attributed to investments in technology companies, particularly semiconductor and hardware-related stocks across the globe. Investments in the industrials sector were also strong contributors to performance. The Fund's underperformance compared to the benchmark is mainly attributed to insurance, banks, and a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefitted from artificial intelligence and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$86,168,566
Number of Portfolio Holdings	79
Advisory Fee (net of waivers)	$582,530
Portfolio Turnover	74%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Global Stalwarts - Institutional
MSCI ACWI IMI Index
MSCI ACWI Mid Cap Index
MSCI ACWI Small Cap Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$32,849
$27,708
$26,558
$23,333
Sep-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak Global Stalwarts - Institutional	MSCI ACWI IMI Index	MSCI ACWI Mid Cap Index	MSCI ACWI Small Cap Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$10,876	$10,574	$10,605	$10,556
Apr-2017	$12,835	$12,203	$12,018	$12,361
Apr-2018	$15,408	$13,944	$13,752	$14,208
Apr-2019	$15,729	$14,541	$13,862	$14,101
Apr-2020	$15,416	$13,637	$12,316	$11,972
Apr-2021	$25,996	$20,197	$19,009	$19,993
Apr-2022	$20,468	$18,942	$17,355	$17,705
Apr-2023	$17,993	$19,237	$17,097	$17,303
Apr-2024	$18,949	$22,471	$19,143	$19,312
Apr-2025	$19,134	$24,958	$20,911	$20,247
Apr-2026	$23,333	$32,849	$26,558	$27,708

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak Global Stalwarts - Institutional	21.95%	-2.14%	7.93%
MSCI ACWI IMI Index	31.63%	10.21%	12.00%
MSCI ACWI Mid Cap Index	27.00%	6.92%	9.61%
MSCI ACWI Small Cap Index	36.85%	6.74%	10.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Electrical Equipment 12.7%
Engineering & Construction 10.9%
Technology Hardware 9.5%
Semiconductors 8.7%
Machinery 6.6%
Medical Equipment & Devices 6.6%
Industrial Support Services 6.4%
Asset Management 6.2%
Institutional Financial Services 4.8%
Health Care Facilities & Services 3.6%
Industrial Intermediate Prod 3.6%
Biotech & Pharma 3.3%
Aerospace & Defense 3.3%
Commercial Support Services 2.6%
Retail - Discretionary 1.7%
Other Industries 8.9%
Other Assets in Excess of Liabilities 0.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	8.9%
Retail - Discretionary	1.7%
Commercial Support Services	2.6%
Aerospace & Defense	3.3%
Biotech & Pharma	3.3%
Industrial Intermediate Prod	3.6%
Health Care Facilities & Services	3.6%
Institutional Financial Services	4.8%
Asset Management	6.2%
Industrial Support Services	6.4%
Medical Equipment & Devices	6.6%
Machinery	6.6%
Semiconductors	8.7%
Technology Hardware	9.5%
Engineering & Construction	10.9%
Electrical Equipment	12.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	47.5%
Technology	19.5%
Health Care	13.5%
Financials	11.0%
Consumer Discretionary	4.0%
Materials	1.9%
Real Estate	1.0%
Listed Private Equity Investments	0.5%
Communications	0.5%
Other Assets in Excess of Liabilities	0.6%

Country Weighting (% of net assets)

United States
31.0%
Japan
11.1%
Sweden
10.3%
United Kingdom
9.7%
South Korea
7.5%
Taiwan
5.8%
Italy
4.0%
Canada
3.8%
China
2.5%
Australia
2.3%
Other Countries
11.4%
Other Assets in Excess of Liabilities
0.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	11.4%
Australia	2.3%
China	2.5%
Canada	3.8%
Italy	4.0%
Taiwan	5.8%
South Korea	7.5%
United Kingdom	9.7%
Sweden	10.3%
Japan	11.1%
United States	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Primoris Services Corporation	4.0%
Rosebank Industries plc	3.4%
Diploma plc	2.9%
Japan Elevator Service Holdings Company Ltd.	2.8%
Monolithic Power Systems, Inc.	2.6%
Silergy Corp	2.5%
HD Hyundai Marine Solution Co	2.5%
Lagercrantz Group A.B.	2.3%
Kadant, Inc.	2.0%
Littelfuse, Inc.	2.0%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective December 31, 2025, the Adviser ended its voluntary waiver of 0.05% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GGSYX

Grandeur Peak Global Stalwarts Fund - Institutional Class  (GGSYX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak Global Stalwarts Fund

Investor Class (GGSOX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$145	1.31%

How did the Fund perform during the reporting period?

The Fund's Investor Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +21.65% return. The Fund underperformed the MSCI ACWI Mid Cap Index, which posted a +27.00% return. The Fund's  strong performance was mainly attributed to investments in technology companies, particularly semiconductor and hardware-related stocks across the globe. Investments in the industrials sector were also strong contributors to performance. The Fund's underperformance compared to the benchmark is mainly attributed to insurance, banks, and a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefitted from artificial intelligence  and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$86,168,566
Number of Portfolio Holdings	79
Advisory Fee (net of waivers)	$582,530
Portfolio Turnover	74%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak Global Stalwarts - Investor
MSCI ACWI IMI Index
MSCI ACWI Mid Cap Index
MSCI ACWI Small Cap Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$32,849
$27,708
$26,558
$22,704
Sep-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak Global Stalwarts - Investor	MSCI ACWI IMI Index	MSCI ACWI Mid Cap Index	MSCI ACWI Small Cap Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$10,855	$10,574	$10,605	$10,556
Apr-2017	$12,777	$12,203	$12,018	$12,361
Apr-2018	$15,306	$13,944	$13,752	$14,208
Apr-2019	$15,578	$14,541	$13,862	$14,101
Apr-2020	$15,233	$13,637	$12,316	$11,972
Apr-2021	$25,627	$20,197	$19,009	$19,993
Apr-2022	$20,131	$18,942	$17,355	$17,705
Apr-2023	$17,644	$19,237	$17,097	$17,303
Apr-2024	$18,542	$22,471	$19,143	$19,312
Apr-2025	$18,664	$24,958	$20,911	$20,247
Apr-2026	$22,704	$32,849	$26,558	$27,708

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak Global Stalwarts - Investor	21.65%	-2.39%	7.66%
MSCI ACWI IMI Index	31.63%	10.21%	12.00%
MSCI ACWI Mid Cap Index	27.00%	6.92%	9.61%
MSCI ACWI Small Cap Index	36.85%	6.74%	10.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	8.9%
Retail - Discretionary	1.7%
Commercial Support Services	2.6%
Aerospace & Defense	3.3%
Biotech & Pharma	3.3%
Industrial Intermediate Prod	3.6%
Health Care Facilities & Services	3.6%
Institutional Financial Services	4.8%
Asset Management	6.2%
Industrial Support Services	6.4%
Medical Equipment & Devices	6.6%
Machinery	6.6%
Semiconductors	8.7%
Technology Hardware	9.5%
Engineering & Construction	10.9%
Electrical Equipment	12.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	47.5%
Technology	19.5%
Health Care	13.5%
Financials	11.0%
Consumer Discretionary	4.0%
Materials	1.9%
Real Estate	1.0%
Listed Private Equity Investments	0.5%
Communications	0.5%
Other Assets in Excess of Liabilities	0.6%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	11.4%
Australia	2.3%
China	2.5%
Canada	3.8%
Italy	4.0%
Taiwan	5.8%
South Korea	7.5%
United Kingdom	9.7%
Sweden	10.3%
Japan	11.1%
United States	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Primoris Services Corporation	4.0%
Rosebank Industries plc	3.4%
Diploma plc	2.9%
Japan Elevator Service Holdings Company Ltd.	2.8%
Monolithic Power Systems, Inc.	2.6%
Silergy Corp	2.5%
HD Hyundai Marine Solution Co	2.5%
Lagercrantz Group A.B.	2.3%
Kadant, Inc.	2.0%
Littelfuse, Inc.	2.0%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective December 31, 2025, the Adviser ended its voluntary waiver of 0.05% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GGSOX

Grandeur Peak Global Stalwarts Fund - Investor Class (GGSOX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak International Opportunities Fund

Institutional Class (GPIIX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$150	1.38%

How did the Fund perform during the reporting period?

The Fund's Institutional Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +16.90% return. The Fund underperformed the MSCI ACWI ex USA Small Cap Index, which posted a +34.14% return. The Fund's positive performance was mainly attributed to investments in technology companies, particularly semiconductor and hardware-related stocks across the globe. Investments in the industrials sector were also strong contributors to performance. The Fund's underperformance compared to the benchmark is mainly attributed to health care and a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefitted from artificial intelligence and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$191,660,659
Number of Portfolio Holdings	88
Advisory Fee (net of waivers)	$2,909,936
Portfolio Turnover	41%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak International Opportunities - Institutional
MSCI ACWI ex US Small Cap Index
MSCI ACWI ex-USA IMI Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,771
$23,087
$18,212
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak International Opportunities - Institutional	MSCI ACWI ex US Small Cap Index	MSCI ACWI ex-USA IMI Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,759	$11,248	$11,257
Apr-2018	$14,038	$13,322	$13,089
Apr-2019	$13,029	$12,184	$12,568
Apr-2020	$12,299	$10,538	$11,088
Apr-2021	$21,681	$16,689	$16,071
Apr-2022	$17,045	$14,931	$14,410
Apr-2023	$16,041	$14,517	$14,728
Apr-2024	$15,423	$15,902	$16,106
Apr-2025	$15,579	$17,211	$17,945
Apr-2026	$18,212	$23,087	$23,771

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak International Opportunities - Institutional	16.90%	-3.43%	6.18%
MSCI ACWI ex US Small Cap Index	34.14%	6.70%	8.73%
MSCI ACWI ex-USA IMI Index	32.47%	8.14%	9.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Technology Hardware
11.4%
Electrical Equipment
8.8%
Asset Management
7.5%
Semiconductors
7.4%
Biotech & Pharma
6.3%
Machinery
6.2%
Commercial Support Services
5.9%
Industrial Support Services
5.0%
Health Care Facilities & Services
4.6%
Engineering & Construction
4.4%
Industrial Intermediate Prod
2.8%
Medical Equipment & Devices
2.7%
Banking
2.5%
Automotive
2.2%
Retail - Discretionary
1.7%
Household Products
1.6%
Other Industries
14.6%
Other Assets in Excess of Liabilities
4.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.4%
Other Industries	14.6%
Household Products	1.6%
Retail - Discretionary	1.7%
Automotive	2.2%
Banking	2.5%
Medical Equipment & Devices	2.7%
Industrial Intermediate Prod	2.8%
Engineering & Construction	4.4%
Health Care Facilities & Services	4.6%
Industrial Support Services	5.0%
Commercial Support Services	5.9%
Machinery	6.2%
Biotech & Pharma	6.3%
Semiconductors	7.4%
Asset Management	7.5%
Electrical Equipment	8.8%
Technology Hardware	11.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	34.5%
Technology	20.8%
Health Care	13.6%
Financials	11.6%
Consumer Discretionary	4.9%
Consumer Staples	4.7%
Materials	2.7%
Real Estate	2.6%
Information Technology	0.3%
Other Assets in Excess of Liabilities	4.4%

Country Weighting (% of net assets)

United Kingdom
19.3%
Japan
13.9%
Taiwan
8.8%
Sweden
6.5%
South Korea
6.5%
Italy
4.9%
India
4.8%
China
4.5%
Australia
4.4%
Canada
4.1%
Other Countries
17.9%
Other Assets in Excess of Liabilities
4.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.4%
Other Countries	17.9%
Canada	4.1%
Australia	4.4%
China	4.5%
India	4.8%
Italy	4.9%
South Korea	6.5%
Sweden	6.5%
Taiwan	8.8%
Japan	13.9%
United Kingdom	19.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Volution Group PLC	3.7%
Silergy Corp	3.7%
Diploma plc	3.2%
Rosebank Industries plc	2.7%
Interpump Group SpA	2.6%
Melexis NV	2.5%
Recordati SpA	2.3%
Pinnacle Investment Management Group	2.3%
Virbac S.A.	2.1%
Hill & Smith Holdings plc	1.8%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective December 31, 2025, the Adviser ended its voluntary waiver of 0.10% of its management fee on the Fund’s first $500 million in assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GPIIX

Grandeur Peak International Opportunities Fund - Institutional Class  (GPIIX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak International Opportunities Fund

Investor Class (GPIOX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$177	1.63%

How did the Fund perform during the reporting period?

The Fund's Investor Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +16.80% return. The Fund underperformed the MSCI ACWI ex USA Small Cap Index, which posted a +34.14% return. The Fund's positive performance was mainly attributed to investments in technology companies, particularly semiconductor and hardware-related stocks across the globe. Investments in the industrials sector were also strong contributors to performance. The Fund's underperformance compared to the benchmark is mainly attributed to health care and a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefitted from artificial intelligence and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$191,660,659
Number of Portfolio Holdings	88
Advisory Fee (net of waivers)	$2,909,936
Portfolio Turnover	41%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak International Opportunities - Investor
MSCI ACWI ex US Small Cap Index
MSCI ACWI ex-USA IMI Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,771
$23,087
$17,835
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak International Opportunities - Investor	MSCI ACWI ex US Small Cap Index	MSCI ACWI ex-USA IMI Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,750	$11,248	$11,257
Apr-2018	$14,018	$13,322	$13,089
Apr-2019	$12,981	$12,184	$12,568
Apr-2020	$12,229	$10,538	$11,088
Apr-2021	$21,507	$16,689	$16,071
Apr-2022	$16,861	$14,931	$14,410
Apr-2023	$15,875	$14,517	$14,728
Apr-2024	$15,168	$15,902	$16,106
Apr-2025	$15,269	$17,211	$17,945
Apr-2026	$17,835	$23,087	$23,771

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak International Opportunities - Investor	16.80%	-3.68%	5.96%
MSCI ACWI ex US Small Cap Index	34.14%	6.70%	8.73%
MSCI ACWI ex-USA IMI Index	32.47%	8.14%	9.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.4%
Other Industries	14.6%
Household Products	1.6%
Retail - Discretionary	1.7%
Automotive	2.2%
Banking	2.5%
Medical Equipment & Devices	2.7%
Industrial Intermediate Prod	2.8%
Engineering & Construction	4.4%
Health Care Facilities & Services	4.6%
Industrial Support Services	5.0%
Commercial Support Services	5.9%
Machinery	6.2%
Biotech & Pharma	6.3%
Semiconductors	7.4%
Asset Management	7.5%
Electrical Equipment	8.8%
Technology Hardware	11.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	34.5%
Technology	20.8%
Health Care	13.6%
Financials	11.6%
Consumer Discretionary	4.9%
Consumer Staples	4.7%
Materials	2.7%
Real Estate	2.6%
Information Technology	0.3%
Other Assets in Excess of Liabilities	4.4%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.4%
Other Countries	17.9%
Canada	4.1%
Australia	4.4%
China	4.5%
India	4.8%
Italy	4.9%
South Korea	6.5%
Sweden	6.5%
Taiwan	8.8%
Japan	13.9%
United Kingdom	19.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Volution Group PLC	3.7%
Silergy Corp	3.7%
Diploma plc	3.2%
Rosebank Industries plc	2.7%
Interpump Group SpA	2.6%
Melexis NV	2.5%
Recordati SpA	2.3%
Pinnacle Investment Management Group	2.3%
Virbac S.A.	2.1%
Hill & Smith Holdings plc	1.8%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective December 31, 2025, the Adviser ended its voluntary waiver of 0.10% of its management fee on the Fund’s first $500 million in assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GPIOX

Grandeur Peak International Opportunities Fund - Investor Class (GPIOX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak International Stalwarts Fund

Institutional Class (GISYX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.89%

How did the Fund perform during the reporting period?

The Fund's Institutional Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +26.94% return. The Fund underperformed the MSCI ACWI ex USA Mid Cap Index, which posted a +32.78% return. The Fund's strong performance was mainly attributed to investments in technology companies, particularly semiconductor and hardware-related stocks across the globe. Investments in the industrials sector were also strong contributors to performance. The Fund's  underperformance compared to the benchmark is mainly attributed to insurance, banks, biotechnology and a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefited from artificial intelligence and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$1,323,967,683
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$10,250,186
Portfolio Turnover	71%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak International Stalwarts - Institutional
MSCI ACWI ex US Small Cap Index
MSCI ACWI ex USA Mid Cap Index
MSCI ACWI ex-USA IMI Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,901
$24,657
$24,637
$23,625
Sep-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak International Stalwarts - Institutional	MSCI ACWI ex US Small Cap Index	MSCI ACWI ex USA Mid Cap Index	MSCI ACWI ex-USA IMI Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$11,034	$10,786	$10,659	$10,372
Apr-2017	$13,126	$12,132	$11,790	$11,677
Apr-2018	$15,854	$14,369	$13,750	$13,576
Apr-2019	$15,458	$13,142	$12,967	$13,036
Apr-2020	$15,227	$11,366	$11,276	$11,501
Apr-2021	$25,523	$18,001	$16,570	$16,670
Apr-2022	$20,710	$16,105	$14,514	$14,947
Apr-2023	$19,157	$15,657	$14,690	$15,277
Apr-2024	$19,374	$17,152	$15,755	$16,706
Apr-2025	$19,409	$18,563	$17,792	$18,613
Apr-2026	$24,637	$24,901	$23,625	$24,657

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak International Stalwarts - Institutional	26.94%	-0.70%	8.36%
MSCI ACWI ex US Small Cap Index	34.14%	6.70%	8.73%
MSCI ACWI ex USA Mid Cap Index	32.78%	7.35%	8.28%
MSCI ACWI ex-USA IMI Index	32.47%	8.14%	9.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Electrical Equipment 15.1%
Semiconductors 11.8%
Technology Hardware 10.5%
Asset Management 7.3%
Engineering & Construction 6.8%
Machinery 6.1%
Industrial Support Services 5.4%
Biotech & Pharma 4.9%
Industrial Intermediate Prod 4.0%
Health Care Facilities & Services 3.3%
Commercial Support Services 3.0%
Medical Equipment & Devices 2.8%
Retail - Discretionary 2.6%
Real Estate Owners & Developers 2.0%
Aerospace & Defense 1.9%
Institutional Financial Services 1.8%
Other Industries 10.3%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Other Industries	10.3%
Institutional Financial Services	1.8%
Aerospace & Defense	1.9%
Real Estate Owners & Developers	2.0%
Retail - Discretionary	2.6%
Medical Equipment & Devices	2.8%
Commercial Support Services	3.0%
Health Care Facilities & Services	3.3%
Industrial Intermediate Prod	4.0%
Biotech & Pharma	4.9%
Industrial Support Services	5.4%
Machinery	6.1%
Engineering & Construction	6.8%
Asset Management	7.3%
Technology Hardware	10.5%
Semiconductors	11.8%
Electrical Equipment	15.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	43.3%
Technology	23.8%
Health Care	11.0%
Financials	9.1%
Consumer Discretionary	5.7%
Materials	2.8%
Real Estate	2.0%
Consumer Staples	1.3%
Communications	0.6%
Other Assets in Excess of Liabilities	0.4%

Country Weighting (% of net assets)

United Kingdom
13.6%
Japan
13.4%
Sweden
11.3%
South Korea
9.9%
Taiwan
9.6%
Canada
5.7%
United States
5.7%
Italy
4.7%
Switzerland
4.3%
Germany
3.1%
Other Countries
18.3%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Other Countries	18.3%
Germany	3.1%
Switzerland	4.3%
Italy	4.7%
United States	5.7%
Canada	5.7%
Taiwan	9.6%
South Korea	9.9%
Sweden	11.3%
Japan	13.4%
United Kingdom	13.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rosebank Industries plc	3.8%
Diploma plc	3.5%
Japan Elevator Service Holdings Company Ltd.	3.3%
HD Hyundai Marine Solution Co	2.8%
Monolithic Power Systems, Inc.	2.8%
Lagercrantz Group AB	2.6%
Silergy Corp	2.5%
Sanil Electric Company Ltd.	2.5%
Recordati SpA	2.2%
Aritzia Inc	2.1%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GISYX

Grandeur Peak International Stalwarts Fund - Institutional Class  (GISYX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak International Stalwarts Fund

Investor Class (GISOX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.14%

How did the Fund perform during the reporting period?

The Fund's Investor Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +26.68% return. The Fund underperformed the MSCI ACWI ex USA Mid Cap Index, which posted a +32.78% return. The Fund's strong performance was mainly attributed to investments in technology companies, particularly semiconductor and hardware-related stocks across the globe. Investments in the industrials sector were also strong contributors to performance. The Fund's underperformance compared to the benchmark is mainly attributed to insurance, banks, biotechnology and a lack of exposure to a subset of companies across energy, materials, and industrials which greatly benefited from artificial intelligence and data center capital investments. Relatedly, the Fund faced the headwind of low return on capital companies outperforming high return on capital companies.

Fund Statistics

Table Summary
Net Assets	$1,323,967,683
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$10,250,186
Portfolio Turnover	71%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grandeur Peak International Stalwarts - Investor
MSCI ACWI ex US Small Cap Index
MSCI ACWI ex USA Mid Cap Index
MSCI ACWI ex-USA IMI Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,901
$24,657
$24,013
$23,625
Sep-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak International Stalwarts - Investor	MSCI ACWI ex US Small Cap Index	MSCI ACWI ex USA Mid Cap Index	MSCI ACWI ex-USA IMI Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$11,020	$10,786	$10,659	$10,372
Apr-2017	$13,078	$12,132	$11,790	$11,677
Apr-2018	$15,759	$14,369	$13,750	$13,576
Apr-2019	$15,335	$13,142	$12,967	$13,036
Apr-2020	$15,064	$11,366	$11,276	$11,501
Apr-2021	$25,177	$18,001	$16,570	$16,670
Apr-2022	$20,376	$16,105	$14,514	$14,947
Apr-2023	$18,800	$15,657	$14,690	$15,277
Apr-2024	$18,962	$17,152	$15,755	$16,706
Apr-2025	$18,956	$18,563	$17,792	$18,613
Apr-2026	$24,013	$24,901	$23,625	$24,657

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Grandeur Peak International Stalwarts - Investor	26.68%	-0.94%	8.10%
MSCI ACWI ex US Small Cap Index	34.14%	6.70%	8.73%
MSCI ACWI ex USA Mid Cap Index	32.78%	7.35%	8.28%
MSCI ACWI ex-USA IMI Index	32.47%	8.14%	9.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Other Industries	10.3%
Institutional Financial Services	1.8%
Aerospace & Defense	1.9%
Real Estate Owners & Developers	2.0%
Retail - Discretionary	2.6%
Medical Equipment & Devices	2.8%
Commercial Support Services	3.0%
Health Care Facilities & Services	3.3%
Industrial Intermediate Prod	4.0%
Biotech & Pharma	4.9%
Industrial Support Services	5.4%
Machinery	6.1%
Engineering & Construction	6.8%
Asset Management	7.3%
Technology Hardware	10.5%
Semiconductors	11.8%
Electrical Equipment	15.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	43.3%
Technology	23.8%
Health Care	11.0%
Financials	9.1%
Consumer Discretionary	5.7%
Materials	2.8%
Real Estate	2.0%
Consumer Staples	1.3%
Communications	0.6%
Other Assets in Excess of Liabilities	0.4%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Other Countries	18.3%
Germany	3.1%
Switzerland	4.3%
Italy	4.7%
United States	5.7%
Canada	5.7%
Taiwan	9.6%
South Korea	9.9%
Sweden	11.3%
Japan	13.4%
United Kingdom	13.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rosebank Industries plc	3.8%
Diploma plc	3.5%
Japan Elevator Service Holdings Company Ltd.	3.3%
HD Hyundai Marine Solution Co	2.8%
Monolithic Power Systems, Inc.	2.8%
Lagercrantz Group AB	2.6%
Silergy Corp	2.5%
Sanil Electric Company Ltd.	2.5%
Recordati SpA	2.2%
Aritzia Inc	2.1%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GISOX

Grandeur Peak International Stalwarts Fund - Investor Class (GISOX)

Annual Shareholder Report - April 30, 2026

Grandeur Peak US Stalwarts Fund

Institutional Class (GUSYX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Grandeur Peak US Stalwarts Fund for the period from May 1, 2025 to April 30, 2026. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.88%

How did the Fund perform during the reporting period?

The Institutional Class ended the twelve-month period from 5/1/25 to 4/30/26 with a +28.31% return. The Fund outperformed the MSCI USA Mid Cap Index, which posted a +21.67% return. The Fund's strong return and outperformance is mainly attributed to investment in technology, particularly semiconductors. Consumer discretionary and industrials were also positive contributors over the time period. Detractions came from weakness in insurance investments and a lack of exposure to energy stocks.

Fund Statistics

Table Summary
Net Assets	$17,588,370
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$812,476
Portfolio Turnover	172%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grandeur Peak US Stalwarts - Institutional
MSCI U.S. Small Cap Index
MSCI USA IMI Index
MSCI USA Mid Cap Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$31,848
$30,562
$27,571
$23,514
Mar-2020
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Grandeur Peak US Stalwarts - Institutional	MSCI U.S. Small Cap Index	MSCI USA IMI Index	MSCI USA Mid Cap Index
Mar-2020	$10,000	$10,000	$10,000	$10,000
Apr-2020	$13,150	$12,582	$12,203	$12,463
Apr-2021	$22,838	$22,080	$18,365	$20,203
Apr-2022	$18,057	$19,369	$17,777	$19,164
Apr-2023	$16,095	$18,972	$17,973	$18,359
Apr-2024	$18,418	$21,547	$21,908	$21,413
Apr-2025	$18,326	$21,925	$24,291	$22,660
Apr-2026	$23,514	$30,562	$31,848	$27,571

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 19, 2020)
Grandeur Peak US Stalwarts - Institutional	28.31%	0.58%	15.01%
MSCI U.S. Small Cap Index	39.39%	6.72%	20.04%
MSCI USA IMI Index	31.11%	11.64%	20.86%
MSCI USA Mid Cap Index	21.67%	6.42%	18.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1.855.377.7325.

What did the Fund invest in?

Industry Weighting (% of net assets)

Electrical Equipment
14.9%
Medical Equipment & Devices
11.1%
Institutional Financial Services
9.9%
Engineering & Construction
9.1%
Machinery
9.1%
Semiconductors
7.4%
Asset Management
7.1%
Aerospace & Defense
4.4%
Retail - Discretionary
3.8%
Industrial Support Services
3.6%
Health Care Facilities & Services
3.2%
Diversified Industrials
3.1%
Chemicals
1.8%
Software
1.7%
Technology Services
1.7%
Metals & Mining
1.5%
Other Industries
6.7%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Industries	6.7%
Metals & Mining	1.5%
Technology Services	1.7%
Software	1.7%
Chemicals	1.8%
Diversified Industrials	3.1%
Health Care Facilities & Services	3.2%
Industrial Support Services	3.6%
Retail - Discretionary	3.8%
Aerospace & Defense	4.4%
Asset Management	7.1%
Semiconductors	7.4%
Machinery	9.1%
Engineering & Construction	9.1%
Institutional Financial Services	9.9%
Medical Equipment & Devices	11.1%
Electrical Equipment	14.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	45.6%
Financials	18.2%
Health Care	14.2%
Technology	10.9%
Consumer Discretionary	5.3%
Materials	3.4%
Listed Private Equity Investments	1.4%
Consumer Staples	1.1%
Liabilities in Excess of Other Assets	-0.1%

Country Weighting (% of net assets)

United States
83.7%
United Kingdom
10.0%
Canada
4.6%
Mexico
1.7%
Liabilities in Excess of Other Assets
–%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-%
Mexico	1.7%
Canada	4.6%
United Kingdom	10.0%
United States	83.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rosebank Industries plc	7.1%
Primoris Services Corporation	5.3%
Monolithic Power Systems, Inc.	4.4%
Kadant, Inc.	3.7%
LeMaitre Vascular, Inc.	3.6%
Littelfuse, Inc.	3.1%
ITT, Inc.	3.1%
Marex Group PLC	2.9%
M-Tron Industries, Inc.	2.9%
Bel Fuse, Inc., Class B	2.7%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available September 1, 2026 or upon request at 1.855.377.7325. Effective December 31, 2025, the Adviser ended its voluntary waiver of 0.05% of its management fee.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (grandeurpeakglobal.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 043026-GUSYX

Grandeur Peak US Stalwarts Fund - Institutional Class (GUSYX)

Annual Shareholder Report - April 30, 2026

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on Registrant’ website.

(f)	A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2026 - $228,980

2025 - $200,800

(b)	Audit-Related Fees

2026 - None

2025 - None

(c)	Tax Fees

2026 - $54,040

2025 - $47,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2026 - None

2025 - None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

	2026	2025
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2026 - $54,040

2025 - $47,400

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Grandeur Peak
ELEVATED GLOBAL INVESTING™

Annual Financial Statements and Additional Information

April 30, 2026

Grandeur Peak Emerging Markets Opportunities Fund	Investor Class GPEOX	Institutional Class GPEIX
Grandeur Peak Global Contrarian Fund		Institutional Class GPGCX
Grandeur Peak Global Explorer Fund		Institutional Class GPGEX
Grandeur Peak Global Micro Cap Fund		Institutional Class GPMCX
Grandeur Peak Global Opportunities Fund	Investor Class GPGOX	Institutional Class GPGIX
Grandeur Peak Global Reach Fund	Investor Class GPROX	Institutional Class GPRIX
Grandeur Peak Global Stalwarts Fund	Investor Class GGSOX	Institutional Class GGSYX
Grandeur Peak International Opportunities Fund	Investor Class GPIOX	Institutional Class GPIIX
Grandeur Peak International Stalwarts Fund	Investor Class GISOX	Institutional Class GISYX
Grandeur Peak US Stalwarts Fund		Institutional Class GUSYX

TABLE OF CONTENTS

Schedule of Investments
Grandeur Peak Emerging Markets Opportunities Fund	1
Grandeur Peak Global Contrarian Fund	3
Grandeur Peak Global Explorer Fund	5
Grandeur Peak Global Micro Cap Fund	6
Grandeur Peak Global Opportunities Fund	8
Grandeur Peak Global Reach Fund	10
Grandeur Peak Global Stalwarts Fund	13
Grandeur Peak International Opportunities Fund	15
Grandeur Peak International Stalwarts Fund	17
Grandeur Peak US Stalwarts Fund	19
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets
Grandeur Peak Emerging Markets Opportunities Fund	24
Grandeur Peak Global Contrarian Fund	25
Grandeur Peak Global Explorer Fund	26
Grandeur Peak Global Micro Cap Fund	27
Grandeur Peak Global Opportunities Fund	28
Grandeur Peak Global Reach Fund	29
Grandeur Peak Global Stalwarts Fund	30
Grandeur Peak International Opportunities Fund	31
Grandeur Peak International Stalwarts Fund	32
Grandeur Peak US Stalwarts Fund	33
Financial Highlights
Grandeur Peak Emerging Markets Opportunities Fund	34
Grandeur Peak Global Contrarian Fund	36
Grandeur Peak Global Explorer Fund	37
Grandeur Peak Global Micro Cap Fund	38
Grandeur Peak Global Opportunities Fund	39
Grandeur Peak Global Reach Fund	41
Grandeur Peak Global Stalwarts Fund	43
Grandeur Peak International Opportunities Fund	45
Grandeur Peak International Stalwarts Fund	47
Grandeur Peak US Stalwarts Fund	49

TABLE OF CONTENTS

Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	65
Additional Information	67

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
April 30, 2026 (Continued)

	Shares	Fair Value
COMMON STOCKS — 96.61%
Brazil — 2.74%
Track & Field Co SA	195,400	$609,036
Vivara Participacoes S.A.	72,000	375,622
		984,658
China — 11.74%
ANTA Sports Products Ltd.	42,900	449,416
Beijing Huafeng Test & Control(a)	14,839	764,284
Bosideng International Holdings, Ltd.	494,000	270,332
Centre Testing Int	149,500	364,204
Shenzhen New Industries Biomed(a)	50,080	354,560
Silergy Corp	147,288	2,021,595
		4,224,391
Hong Kong — 1.40%
Plover Bay Tech(b)	256,800	248,223
Techtronic Industries Co Limited	17,613	255,380
		503,603
India — 17.09%
360 ONE WAM Ltd.	23,095	253,135
Action Construction Equipment Ltd.(a)	36,993	348,765
Aditya Vision Ltd(a)	49,790	276,673
Anant Raj Ltd.(a)	124,477	644,635
Gulf Oil Lubricants India Ltd.	52,823	551,107
Home First Finance Co India Lt 144A(b)(c)	47,448	584,672
Jupiter Life Line Hospitals Lt	19,145	247,706
Motherson Sumi Wiring India Ltd.	1,712,804	737,913
PB Fintech Ltd(a)	28,662	506,663
Rainbow Children’s Medicare Ltd.	21,048	280,117
SJS Enterprises Ltd	26,950	518,072
Supriya Lifescience Ltd	84,721	625,812
Varun Beverages Ltd.	105,219	574,126
		6,149,396
Indonesia — 1.75%
Cisarua Mountain Dairy PT TBK	2,577,300	627,894

Malaysia — 1.67%
Frontken Corporation Bhd.	562,500	600,540

Mexico — 6.13%
BBB Foods, Inc.(a)	12,387	452,126
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	20,227	720,081
Corporativo Fragua SAB de CV	14,387	405,110
Regional S.A.B. de C.V.	74,700	627,003
		2,204,320
Philippines — 5.69%
International Container Terminal Services, Inc.	61,100	709,803
Philippine Seven Corp	1,180,200	653,315
Puregold Price Club, Inc.	507,700	356,064
Robinsons Land Corporation(a)	1,154,800	327,193
		2,046,375
Saudi Arabia — 2.29%
Rasan Information Technology Company(a)	21,817	822,766
	Shares	Fair Value
COMMON STOCKS — 96.61% (continued)
Singapore — 0.77%
iFAST Corp Ltd.	40,400	$278,074

South Korea — 18.87%
D’Alba Global Company Ltd.	4,245	654,948
Eo Technics Company Ltd.	426	138,484
FNS Tech Company Ltd.	85,803	1,136,225
Global Tax Free Company Ltd.(a)	150,538	614,250
HD Hyundai Marine Solution Co	6,608	1,202,959
HPSP Company Ltd.	17,491	637,763
iFamilySC Co Ltd	69,076	510,125
Jahwa Electronics Company Ltd.(a)	10,560	353,549
Kinx Inc.	1,697	121,085
LEENO Industrial Inc.	1,479	121,602
Pumtech Korea Company Ltd.	19,617	553,930
S&S Tech Corp	1,961	136,839
Sanil Electric Company Ltd.(a)	3,293	605,249
		6,787,008
Taiwan — 22.55%
Airtac International Group(a)	30,000	1,404,754
Asia Vital Components Co., Ltd.	15,000	1,377,277
ASPEED Technology, Inc.	1,000	539,130
Hon Precision, Inc.(a)	7,000	1,101,749
Jentech Precision Industrial Co., Ltd.(a)	8,000	1,396,802
Materials Analysis Technology, Inc.(a)	59,118	626,136
P-Duke Technology Company Ltd.	99,000	373,950
Radbon Electronics Co., Ltd.(a)	20,720	149,478
Sinbon Electronics Co., Limited	29,000	261,864
Sporton International, Inc.	124,918	881,245
		8,112,385
United Arab Emirates — 1.73%
Spinneys 1961 Holding PLC	1,933,250	622,765

Vietnam — 2.19%
Asia Commercial Bank JSC	366,359	327,623
Vietnam Technological & Comm Joint-stock Bank	358,938	460,928
		788,551
Total Common Stocks (Cost $24,752,127)		34,752,726

Total Common Stocks/Investments — 96.61% (Cost $24,752,127)		34,752,726

Other Assets in Excess of Liabilities — 3.39%		1,218,655

NET ASSETS — 100.00%		$35,971,381

(a)	Non-income producing security.

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
April 30, 2026 (Continued)

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2026, these securities had a total aggregate market value of $832,895 representing 2.32% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total aggregate market value of $584,672, representing 1.63% of net assets.

Grandeur Peak Global Contrarian Fund	Portfolio of Investments
April 30, 2026

	Shares	Fair Value
COMMON STOCKS — 99.33%
Australia — 4.60%
Fiducian Group Ltd	234,703	$1,506,784
IPD Group Ltd/Australia	383,719	1,552,668
Kogan.com Ltd	404,248	1,079,206
MA Financial Group Ltd	260,124	1,318,506
Navigator Global Investments Limited	649,440	1,166,765
		6,623,929
Belgium — 5.30%
Azelis Group N.V.(a)	99,165	1,314,107
Melexis NV	39,454	3,320,790
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	404,411	3,003,489
		7,638,386
Brazil — 2.46%
Armac Locacao Logistica	558,800	543,367
Grupo Mateus S.A.(a)	1,074,300	942,768
Patria Investments Limited, Class A	71,759	926,409
Track & Field Co. SA	363,600	1,133,292
		3,545,836
Canada — 1.04%
BioSyent Inc	138,757	1,491,374

China — 4.51%
Chaoju Eye Care Holdings Ltd 144A(b)(c)	3,994,000	1,534,657
Silergy Corporation	312,000	4,282,342
TK Group Holdings Ltd	2,262,883	684,187
		6,501,186
France — 3.36%
Thermador Groupe	12,430	1,009,691
Virbac S.A.	7,221	3,154,630
Wavestone(a)	12,617	680,999
		4,845,320
Germany — 3.13%
Dermapharm Holding SE(a)	53,177	2,893,243
Elmos Semiconductor AG	7,458	1,613,434
		4,506,677
India — 0.69%
Gulf Oil Lubricants India Ltd.	94,779	988,838

Indonesia — 3.97%
Arwana Citramulia Tbk PT	15,840,000	451,011
Aspirasi Hidup Ind	42,869,900	883,203
Hartadinata Abadi Tbk PT	24,507,800	3,872,748
Selamat Sempurna Tbk PT(a)	5,029,600	520,992
		5,727,954
Ireland — 1.15%
ICON plc(a)	13,967	1,652,715

Italy — 9.43%
DiaSorin SpA(a)	19,228	1,312,054
Interpump Group SpA	120,656	5,087,480
Recordati Industria Chimica e Farmaceutica SpA(a)	97,948	5,719,920
Sanlorenzo SpA/Ameglia(a)	37,474	1,465,159
		13,584,613
Japan — 7.37%
Charm Care Corp KK	292,500	2,401,461
Halows Company Ltd.	39,200	985,410
	Shares	Fair Value
COMMON STOCKS — 99.33% (continued)
Japan — 7.37% (continued)
Integral Corp	43,900	$1,035,802
Kitz Corp	86,400	1,163,111
Mani, Inc.	91,800	1,002,167
PILLAR Corp	19,600	1,152,317
Syuppin Company, Ltd.	87,300	612,240
Totech Corp	52,200	1,274,849
ULS Group Inc	312,400	997,138
		10,624,495
Luxembourg — 1.96%
Eurofins Scientific S.E.	40,665	2,827,195

Mexico — 2.45%
Corporativo Fragua SAB de CV	35,150	989,756
GCC S.A.B. de C.V. 144A(b)(c)	92,600	1,091,890
Regional S.A.B. de C.V.	172,200	1,445,381
		3,527,027
Netherlands — 2.33%
IMCD N.V.(a)	21,906	2,576,245
Redcare Pharmacy NV 144A(a)(b)(c)	13,751	778,700
		3,354,945
Philippines — 1.33%
Philippine Seven Corp(a)	1,279,000	708,007
Puregold Price Club, Inc.	1,730,200	1,213,435
		1,921,442
Poland — 2.03%
Auto Partner SA	226,699	1,343,230
Inter Cars SA	7,794	1,588,507
		2,931,737
Singapore — 0.64%
Riverstone Holdings Ltd.	1,580,375	926,019

South Korea — 1.24%
iFamilySC Co Ltd	112,828	833,233
Pumtech Korea Company Ltd.(a)	33,948	958,598
		1,791,831
Sweden — 1.72%
Sdiptech AB(a)	67,319	1,649,379
Swedencare AB	283,200	828,982
		2,478,361
Switzerland — 1.16%
R&S Group Holding A.G. 144A(a)(b)(c)	49,728	1,669,934

Taiwan — 2.93%
Gem Services, Inc.(a)	372,000	1,094,893
Sinbon Electronics Co., Ltd.(a)	183,000	1,652,454
Sporton International, Inc.(a)	201,000	1,417,973
Voltronic Power Technology Corporation(a)	2,000	49,842
		4,215,162
Thailand — 0.99%
Thaifoods Group PCL(a)	4,655,900	1,431,255

United Arab Emirates — 0.99%
Spinneys 1961 Holding PLC	4,408,169	1,420,020

Grandeur Peak Global Contrarian Fund	Portfolio of Investments
April 30, 2026 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.33% (continued)
United Kingdom — 13.79%
Advanced Medical Solutions Group plc(a)	397,131	$1,322,140
B&M European Value Retail plc(a)	1,284,895	2,935,237
CVS Group plc	249,594	3,953,801
discoverIE Group plc(a)	165,318	1,468,231
FRP Advisory Group PLC	816,244	1,321,394
Hill & Smith Holdings plc	46,708	1,642,027
Marex Group PLC	46,572	2,484,616
Pollen Street Group Ltd	122,069	1,413,189
Renew Holdings PLC	144,344	1,777,103
Shawbrook Group plc(a)	142,328	627,222
Volution Group PLC	111,600	932,176
		19,877,136
United States — 16.90%
4imprint Group PLC	36,860	1,826,881
Abacus Life Inc.	101,919	968,231
Alamo Group, Inc.	13,375	2,319,760
AtriCure, Inc.(a)	79,715	2,240,788
Burford Capital Ltd	175,780	864,838
Crocs, Inc.(a)	9,664	985,535
Dollar General Corporation	37,010	4,288,719
Gentex Corporation	56,554	1,306,963
Haemonetics Corporation(a)	18,606	1,118,035
Littelfuse, Inc.	3,644	1,472,795
Neogen Corporation(a)	148,256	1,393,606
OrthoPediatrics Corporation(a)	56,620	852,697
Perella Weinberg Partners	93,275	2,121,074
Robert Half International, Inc.	29,404	782,440
RxSight, Inc.(a)	183,583	1,297,932
Upwork, Inc.(a)	50,134	518,887
		24,359,181
Vietnam — 1.86%
Asia Commercial Bank JSC	1,521,550	1,360,673
Vietnam Technological & Comm Joint-stock Bank	1,033,600	1,327,290
		2,687,963
Total Common Stocks (Cost $123,061,038)		143,150,531

Total Common Stocks/Investments — 99.33% (Cost $123,061,038)		143,150,531

Other Assets in Excess of Liabilities — 0.67%		963,674

NET ASSETS — 100.00%		$144,114,205

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2026, these securities had a total aggregate market value of $8,078,670 representing 5.61% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total aggregate market value of $8,078,670, representing 5.61% of net assets.

Grandeur Peak Global Explorer Fund	Portfolio of Investments
April 30, 2026

	Shares	Fair Value
COMMON STOCKS — 99.89%
Australia — 4.99%
MA Financial Group Ltd	54,970	$278,630
Pinnacle Investment Management Group	44,448	485,404
		764,034
Belgium — 3.02%
Melexis NV	5,482	461,413

China — 4.48%
Silergy Corp	50,000	686,273

France — 2.96%
Virbac S.A.CA	1,035	452,159

India — 5.30%
Cartrade Tech Ltd.(a)	8,278	142,555
PB Fintech Ltd(a)	16,357	289,145
Varun Beverages Ltd.	69,481	379,122
		810,822
Italy — 9.10%
Ferrari N.V.	948	328,111
Interpump Group SpA	9,040	381,173
Moncler S.p.A.	3,666	221,360
Recordati SpA	7,919	462,450
		1,393,094
Japan — 6.73%
Japan Elevator Service Holdings Company Ltd.	41,100	415,782
Maruwa Co Ltd/Aichi	800	377,899
Monotaro Company, Ltd.(a)	19,900	236,608
		1,030,289
Luxembourg — 2.28%
Eurofins Scientific S.E.	5,017	348,802

Philippines — 2.18%
International Container Terminal Services, Inc.	28,700	333,410

South Korea — 2.52%
HPSP Company Ltd.	10,586	385,991

Sweden — 9.12%
AddTech AB(a)	11,375	417,778
Asker Healthcare Group AB(a)	39,606	324,105
Lagercrantz Group AB(a)	12,167	321,754
Vimian Group AB(a)	102,026	332,635
		1,396,272
Taiwan — 3.60%
Asia Vital Components Co., Ltd.	6,000	550,911

United Kingdom — 14.66%
Diploma plc	5,671	536,560
Games Workshop Group plc	1,359	360,349
Marex Group PLC	10,215	544,970
Rosebank Industries plc(a)	93,240	469,320
Volution Group PLC	39,699	331,599
		2,242,798
	Shares	Fair Value
COMMON STOCKS — 99.89% (continued)
United States — 28.95%
Crowdstrike Holdings, Inc., Class A(a)	305	$135,954
Dexcom, Inc.(a)	5,412	322,285
Freshpet, Inc.(a)	3,093	208,406
ITT, Inc.	2,194	470,262
JFrog Ltd.(a)	6,807	316,117
Kadant, Inc.	1,181	346,187
LeMaitre Vascular, Inc.	2,961	324,970
Monolithic Power Systems, Inc.	264	426,204
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,696	146,721
Pattern Group, Inc.(a)	39,011	525,478
Pjt Partners, Inc., Class A	2,984	455,776
Primoris Services Corporation	2,114	382,951
Rubrik, Inc., Class A(a)	2,505	133,216
XPEL, Inc.(a)	4,955	235,957
		4,430,484
Total Common Stocks (Cost $13,246,729)		15,286,752

Total Common Stocks/Investments — 99.89% (Cost $13,246,729)		15,286,752

Other Assets in Excess of Liabilities — 0.11%		16,413

NET ASSETS — 100.00%		$15,303,165

(a)	Non-income producing security.

Grandeur Peak Global MicroCap Fund	Portfolio of Investments
April 30, 2026

	Shares	Fair Value
COMMON STOCKS — 99.26%
Australia — 9.46%
Fiducian Group Ltd	80,199	$514,874
IPD Group Ltd/Australia	320,074	1,295,137
Kogan.com Ltd	398,596	1,064,117
MA Financial Group Ltd	87,671	444,383
Navigator Global Investments Limited	263,038	472,566
PWR Holdings Ltd.(a)	33,442	210,365
Qualitas Ltd(b)	150,202	261,253
		4,262,695
Belgium — 1.84%
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	111,977	831,633

Brazil — 1.01%
Armac Locacao Logistica	101,300	98,502
Track & Field Co SA	114,100	355,635
		454,137
Canada — 5.05%
BioSyent Inc	83,895	901,712
KITS Eyecare Ltd.(a)	19,200	198,872
Mainstreet Equity Corporation	2,646	353,721
NameSilo Technologies Corporation(a)	480,481	643,763
Vitalhub Corporation(a)	30,600	180,665
		2,278,733
China — 0.30%
DPC Dash Ltd. 144A(a)(b)(c)	21,000	135,128

France — 0.83%
Thermador Groupe	4,607	374,228

Germany — 0.99%
ARENIT Industrie GmbH(a)	33,727	277,640
Gabler Group A.G.(a)	3,835	169,264
		446,904
Greece — 2.55%
Kri-Kri Milk Industry SA	21,493	622,220
Sarantis SA	31,522	529,129
		1,151,349
India — 5.94%
Aditya Vision Ltd(a)	43,300	240,609
Dr Agarwal’s Eye Hospital Ltd	3,024	159,068
Gulf Oil Lubricants India Ltd.	34,095	355,716
Indigo Paints Ltd	14,958	136,727
SJS Enterprises Ltd	24,759	475,954
Supriya Lifescience Ltd	55,570	410,481
Vaibhav Global Ltd	80,463	185,634
Vimta Labs Ltd	84,754	411,116
Yatharth Hospital(a)	34,960	304,240
		2,679,545
Indonesia — 2.65%
Hartadinata Abadi Tbk PT	6,034,700	953,610
Selamat Sempurna Tbk PT	2,309,700	239,251
		1,192,861
Italy — 1.24%
Pharmanutra SpA	6,049	560,489

Japan — 19.87%
AZOOM Co Ltd	43,700	1,138,083
	Shares	Fair Value
COMMON STOCKS — 99.26% (continued)
Japan — 19.87% (continued)
Bengo4.com Inc(a)	29,700	$468,884
BuySell Technologies Company Ltd.	21,100	452,190
Charm Care Corp KK	113,400	931,028
Hennge KK	96,300	588,753
Integral Corp	12,900	304,370
Japan System Techniques	42,600	519,634
Lifedrink Co., Inc.(a)	25,700	226,685
Mani, Inc.	37,600	410,473
Oro Co Ltd	33,700	431,694
PILLAR Corp	8,900	523,246
Sanki Service Corporation(a)	30,400	326,874
Seiwa Holdings Company Ltd.(a)	22,200	285,997
Shin Maint Holdings Company Ltd.	43,300	285,225
Syuppin Company, Ltd.	40,200	281,925
Timee Inc(a)	58,800	477,691
ULS Group Inc	260,500	831,480
Visional, Inc.(a)	10,000	472,185
		8,956,417
Norway — 0.56%
Medistim ASA	10,500	254,917

Philippines — 0.51%
Wilcon Depot, Inc.(a)	2,273,000	229,783

Poland — 0.87%
Auto Partner SA	65,876	390,326

South Korea — 3.78%
D’Alba Global Company Ltd.	1,995	307,803
FNS Tech Company Ltd.	67,330	891,601
Global Tax Free Company Ltd.(a)	45,306	184,865
iFamilySC Co Ltd	18,985	140,204
Kinx Inc.	2,500	178,380
		1,702,853
Sweden — 9.65%
BoneSupport Holding AB(a)(b)(c)	23,974	578,817
Idun Industrier AB	19,629	663,350
Momentum Group AB	30,340	352,449
RVRC Holding AB	45,828	275,495
Sdiptech AB(a)	17,632	432,001
Swedencare AB	218,921	640,825
Swedish Logistic(a)	105,935	434,306
Vitec Software Group	35,043	971,577
		4,348,820
Taiwan — 4.15%
Gem Services Inc	145,000	426,773
M3 Technology Inc(a)	127,000	359,434
P-Duke Technology Company Ltd.	136,000	513,709
Sporton International, Inc.	80,699	569,298
		1,869,214
Thailand — 1.09%
Thaifoods Group PCL(a)	1,600,000	491,851

United Kingdom — 11.77%
AB Dynamics PLC	6,015	79,619
Advanced Medical Solutions Group	228,588	761,022

Grandeur Peak Global MicroCap Fund	Portfolio of Investments
April 30, 2026 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.26% (continued)
United Kingdom — 11.77% (continued)
Ashtead Technology Holdings plc	47,686	$308,503
Cohort plc(a)	19,145	318,225
CVS Group plc	64,524	1,022,120
discoverIE Group plc(a)	38,291	340,072
Elixirr International PLC	67,186	675,896
Franchise Brands PLC	180,242	343,281
FRP Advisory Group PLC	130,314	210,962
Pollen Street Group Ltd	39,339	455,426
Victorian Plumbing Group PLC	271,436	306,486
Volution Group PLC	57,773	482,568
		5,304,180
United States — 15.15%
AtriCure, Inc.(a)	16,752	470,899
Bowman Consulting Group Limited(a)	14,214	448,594
Coda Octopus Group, Inc.(a)	16,351	184,930
Esquire Financial Holdings, Inc.	5,866	616,634
Fatpipe Inc/UT(a)	24,470	74,389
Global Industrial Company	10,112	334,808
Kura Sushi USA, Inc.(a)	4,981	274,304
Mama’s Creations Incorporated(a)	21,006	298,075
M-Tron Industries, Inc.(a)	7,932	529,699
OrthoPediatrics Corporation(a)	17,659	265,945
Pattern Group, Inc.(a)	65,822	886,622
Pennant Group, Inc. (The)(a)	50,875	1,593,405
RxSight, Inc.(a)	56,793	401,527
The Lovesac Company(a)	14,140	223,553
XPEL, Inc.(a)	4,800	228,576
		6,831,960
Total Common Stocks (Cost $37,933,742)		44,748,023

Total Common Stocks/Investments — 99.26% (Cost $37,933,742)		44,748,023

Other Assets in Excess of Liabilities — 0.74%		332,665

NET ASSETS — 100.00%		$45,080,688

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2026, these securities had a total aggregate market value of $1,806,831, representing 4.01% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total aggregate market value of $1,545,578, representing 3.43% of net assets.

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
April 30, 2026

	Shares	Fair Value
COMMON STOCKS — 99.95%
Australia — 3.92%
IPD Group Ltd/Australia	656,536	$2,656,586
MA Financial Group Ltd	662,026	3,355,651
Pinnacle Investment Management Group	432,628	4,724,605
Qualitas Ltd(b)	1,692,600	2,944,010
		13,680,852
Belgium — 4.25%
Melexis NV	129,759	10,921,644
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	524,233	3,893,385
		14,815,029
Brazil — 0.35%
Grupo Mateus S.A.(a)	1,389,500	1,219,376

Canada — 2.20%
Aritzia Inc(a)	52,461	5,536,988
Richelieu Hardware, Ltd.	72,688	2,125,449
		7,662,437
China — 4.45%
Silergy Corp	1,130,008	15,509,875

Denmark — 0.19%
Chemometec A/S(a)	13,064	658,517

France — 3.71%
Thermador Groupe	22,600	1,835,802
Virbac S.A.	22,247	9,719,021
Wavestone	25,506	1,376,679
		12,931,502
Germany — 2.85%
Dermapharm Holding SE	74,066	4,029,768
Elmos Semiconductor AG	27,345	5,915,709
		9,945,477
India — 2.88%
Anant Raj Ltd.(a)	339,000	1,755,596
Gulf Oil Lubricants India Ltd.	206,082	2,150,072
SJS Enterprises Ltd	224,418	4,314,090
Supriya Lifescience Ltd(a)	246,500	1,820,831
		10,040,589
Italy — 7.15%
Diasorin SPA	34,546	2,357,303
FinecoBank Banca Fineco SpA(a)	67,501	1,676,035
Interpump Group SpA	293,188	12,362,320
Recordati SpA	146,443	8,551,907
		24,947,565
Japan — 10.96%
AZOOM Co Ltd	106,500	2,773,588
Charm Care Corp KK	262,600	2,155,979
Hennge KK	196,402	1,200,750
Integral Corp	165,536	3,905,753
Japan Elevator Service Holdings Company Ltd.	419,080	4,239,563
Kandenko Company Ltd.	61,600	2,686,897
Kinden Corp	39,900	2,137,732
Kitz Corp	201,484	2,712,365
Mani, Inc.	280,200	3,058,901
Maruwa Company Ltd.	9,300	4,393,076
Monotaro Company, Ltd.	215,500	2,562,263
	Shares	Fair Value
COMMON STOCKS — 99.95% (continued)
Japan — 10.96% (continued)
Tokyo Seimitsu Company Ltd.	17,000	$1,878,294
ULS Group Inc	385,150	1,229,346
Visional Inc(a)	69,823	3,296,940
		38,231,447
Luxembourg — 1.65%
Eurofins Scientific S.E.	82,896	5,763,266

Mexico — 1.20%
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	51,821	1,844,828
Regional SAB de CV	278,202	2,335,121
		4,179,949
Netherlands — 1.03%
IMCD N.V.(a)	13,800	1,622,943
Redcare Pharmacy N.V. 144A(a)(b)(c)	34,470	1,951,987
		3,574,930
South Korea — 3.57%
D’Alba Global Company Ltd.	15,672	2,417,985
HD Hyundai Marine Solution Co	21,600	3,932,191
HPSP Company Ltd.(a)	77,800	2,836,771
Sanil Electric Company Ltd.(a)	17,800	3,271,615
		12,458,562
Sweden — 7.25%
AddLife A.B.(a)	60,900	949,617
AddTech AB	70,007	2,571,201
Asker Healthcare Group AB(a)	1,145,927	9,377,380
Bergman & Beving A.B.(a)	17,205	585,619
Lagercrantz Group AB(a)	112,216	2,967,526
Roko AB(a)	13,500	2,533,892
Vimian Group AB(a)	1,940,075	6,325,212
		25,310,447
Switzerland — 0.60%
R&S Group Holding A.G. 144A(a)(b)(c)	62,000	2,082,045

Taiwan — 3.25%
Airtac International Group(a)	89,000	4,167,438
Jentech Precision Industrial Co., Ltd.(a)	23,000	4,015,806
P-Duke Technology Company Ltd.	179,944	679,697
Voltronic Power Technology Corporation	100,000	2,492,112
		11,355,053
United Arab Emirates — 0.59%
Spinneys 1961 Holding PLC	6,381,375	2,055,657

United Kingdom — 17.25%
Advanced Medical Solutions Group	1,095,221	3,646,241
Cohort plc(a)	171,596	2,852,241
CVS Group plc	453,489	7,183,685
Diploma plc	132,438	12,530,590
Elixirr International PLC	217,602	2,189,090
Games Workshop Group plc	6,748	1,789,285
Hill & Smith Holdings plc	80,975	2,846,688
Marex Group PLC	66,861	3,567,034
Pollen Street Group Ltd	140,648	1,628,278
Renew Holdings PLC	251,182	3,092,449
Rosebank Industries plc(a)	1,136,562	5,720,846
Softcat PLC	113,667	2,133,677

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
April 30, 2026 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.95% (continued)
United Kingdom — 17.25% (continued)
Tatton Asset Management plc	307,403	$2,584,413
Volution Group PLC	1,006,209	8,404,695
		60,169,212
United States — 20.08%
4Imprint Group	40,202	1,992,520
AtriCure, Inc.(a)	236,062	6,635,703
Bel Fuse, Inc., Class B	20,154	5,559,279
Bio-Techne Corporation	79,087	4,375,093
HealthEquity, Inc.(a)	26,681	2,188,642
Houlihan Lokey, Inc.	21,350	3,303,911
JFrog Ltd.(a)	30,918	1,435,832
Kadant, Inc.	32,275	9,460,771
LeMaitre Vascular, Inc.	34,525	3,789,119
Littelfuse, Inc.	25,640	10,362,919
M-Tron Industries, Inc.(a)	22,402	1,496,006
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,925	166,532
Pattern Group, Inc.(a)	165,128	2,224,274
Pennant Group, Inc. (The)(a)	95,051	2,976,997
Perella Weinberg Partners	114,790	2,610,325
Pjt Partners, Inc., Class A	14,100	2,153,634
Primoris Services Corporation	38,654	7,002,172
Rubrik, Inc., Class A(a)	24,350	1,294,933
RxSight, Inc.(a)	143,881	1,017,239
		70,045,901
Vietnam — 0.57%
Asia Commercial Bank JSC	2,218,239	1,983,700

Total Common Stocks (Cost $257,629,060)		348,621,388

Total Common Stocks/Investments — 99.95% (Cost $257,629,060)		348,621,388

Other Assets in Excess of Liabilities — 0.05%		165,080

NET ASSETS — 100.00%		$348,786,468

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2026, these securities had a total aggregate market value of $10,871,427, representing 3.12% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total aggregate market value of $7,927,417, representing 2.27% of net assets.

Grandeur Peak Global Reach Fund	Portfolio of Investments
April 30, 2026

	Shares	Fair Value
COMMON STOCKS — 99.45%
Australia — 5.23%
Imdex Ltd(a)	108,648	$319,616
IPD Group Ltd/Australia	179,198	725,101
MA Financial Group Ltd	148,255	751,469
Mader Group Ltd	58,948	319,166
Navigator Global Investments Limited	210,414	378,024
Pinnacle Investment Management Group	81,159	886,314
PWR Holdings Ltd.	50,879	320,052
Qualitas Ltd(b)	387,733	674,400
		4,374,142
Belgium — 1.48%
Azelis Group N.V.	18,523	245,462
Lotus Bakeries N.V.(a)	17	204,687
Melexis NV	5,783	486,747
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	40,870	303,534
		1,240,430
Brazil — 1.50%
Track & Field Co SA	228,900	713,451
Vivara Participacoes S.A.	38,400	200,332
WEG S.A.	37,500	341,191
		1,254,974
Canada — 3.12%
5N Plus, Inc.(a)	22,000	530,735
Aritzia Inc(a)	2,630	277,583
BioSyent, Inc.	36,300	390,156
Groupe Dynamite, Inc.	6,600	431,212
Kraken Robotics, Inc.(a)	68,400	393,266
Richelieu Hardware, Ltd.	6,449	188,573
TerraVest Industries, Inc.	3,895	397,305
		2,608,830
China — 2.65%
Beijing Huafeng Test & Control(a)	12,200	628,362
DPC Dash Ltd. 144A(a)(b)(c)	31,800	204,622
Shenzhen New Industries Biomed(a)	34,609	245,027
Silergy Corp	82,700	1,135,095
		2,213,106
Denmark — 0.32%
Chemometec A/S(a)	5,257	264,990

Finland — 0.47%
Harvia Oyj	9,440	393,380

France — 1.83%
Antin Infrastructure Partners(a)	18,775	233,259
Thermador Groupe	2,386	193,815
Virbac S.A.	2,519	1,100,473
		1,527,547
Germany — 1.95%
Dermapharm Holding SE	6,715	365,348
Elmos Semiconductor AG	1,930	417,529
Gabler Group A.G.(a)	7,277	321,182
Pfisterer Holding S.E.(a)	4,288	522,142
		1,626,201
Hong Kong — 0.38%
Plover Bay Tech(b)	332,700	321,588
	Shares	Fair Value
COMMON STOCKS — 99.45% (continued)
India — 5.25%
360 ONE WAM Ltd.	21,822	$239,182
Action Construction Equipment Ltd.(a)	39,749	374,748
Aditya Vision Ltd	81,852	454,834
Anant Raj Ltd.(a)	72,734	376,671
Cartrade Tech Ltd.(a)	8,273	142,469
Gulf Oil Lubricants India Ltd.	25,707	268,203
Indigo Paints Ltd	22,561	206,224
PB Fintech Ltd(a)	48,221	852,410
Rainbow Children’s Medicare Ltd.(a)	19,482	259,276
SJS Enterprises Ltd	34,902	670,937
Supriya Lifescience Ltd	46,045	340,122
Varun Beverages Ltd.	37,705	205,737
		4,390,813
Indonesia — 0.64%
Cisarua Mountain Dairy PT TBK	1,420,000	345,947
Hartadinata Abadi Tbk PT	1,213,400	191,743
		537,690
Israel — 0.27%
Next Vision Stabilized Systems	2,005	229,790

Italy — 2.81%
Interpump Group SpA	16,020	675,486
Moncler S.p.A.	7,121	429,979
Pharmanutra SpA	4,405	408,159
Recordati SpA	14,381	839,815
		2,353,439
Japan — 9.77%
AZOOM Co Ltd	13,500	351,582
BuySell Technologies Company Ltd.	14,600	312,890
Charm Care Corp KK	62,300	511,491
Integral Corp	27,600	651,211
Istyle, Inc.(a)	67,600	201,189
Japan Elevator Service Holdings Company Ltd.	45,600	461,306
Kandenko Company Ltd.	9,600	418,737
Kinden Corp	8,300	444,691
Kitz Corp	23,000	309,625
Kotobuki Spirits Co Ltd	16,000	205,664
Lifedrink Co., Inc.(a)	21,300	187,875
Mani, Inc.	46,600	508,725
Maruwa Co Ltd/Aichi	1,600	755,798
Monotaro Company, Ltd.	40,000	475,594
PR Times Corp	16,300	218,533
Seiwa Holdings Company Ltd.(a)	28,800	371,023
Shin Maint Holdings Company Ltd.	35,000	230,551
Tokyo Ohka Kogyo Co Ltd	7,400	435,014
Tokyo Seimitsu Company Limited	4,200	464,049
Totech Corp	13,700	334,587
Visional Inc(a)	6,800	321,086
		8,171,221
Luxembourg — 0.92%
Eurofins Scientific S.E.	11,014	765,738

Mexico — 2.02%
BBB Foods Inc(a)	5,980	218,270

Grandeur Peak Global Reach Fund	Portfolio of Investments
April 30, 2026 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.45% (continued)
Mexico — 2.02% (continued)
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	150,300	$536,245
Corporativo Fragua SAB de CV	24,772	697,531
Regional S.A.B. de C.V.	28,300	237,539
		1,689,585
Netherlands — 0.78%
ASM International N.V.	392	383,549
IMCD N.V.(a)	2,303	270,843
		654,392
Philippines — 1.24%
International Container Terminal Services, Inc.	34,600	401,950
Philippine Seven Corp	713,380	394,901
Puregold Price Club, Inc.	341,900	239,784
		1,036,635
Saudi Arabia — 0.97%
Rasan Information Technology Company(a)	21,551	812,735

Singapore — 0.49%
iFAST Corp Ltd.	31,900	219,568
Riverstone Holdings Ltd.	326,346	191,222
		410,790
South Korea — 5.04%
D’Alba Global Company Ltd.	3,902	602,028
FNS Tech Company Ltd.	32,855	435,074
HD Hyundai Marine Solution Co	2,126	387,030
HPSP Company Ltd.	17,006	620,079
iFamilySC Co Ltd	43,644	322,310
LEENO Industrial Inc.	4,126	339,235
Pumtech Korea Company Ltd.(a)	9,804	276,838
S&S Tech Corp	6,657	464,528
Sanil Electric Company Ltd.(a)	4,167	765,889
		4,213,011
Sweden — 5.83%
AddLife A.B.(a)	19,095	297,749
AddTech A.B.	8,788	322,764
Asker Healthcare Group AB(a)	69,419	568,071
BoneSupport Holding AB(a)(b)(c)	11,819	285,352
Idun Industrier AB	7,278	245,956
Lagercrantz Group AB(a)	18,114	479,021
Lifco AB, Class B	11,891	374,171
Momentum Group AB	25,331	294,261
Nordrest Holding A.B.(a)	6,312	225,287
Sdiptech AB(a)	13,560	332,233
Swedencare AB	73,151	214,127
Swedish Logistic(a)	115,852	474,963
Vimian Group AB(a)	232,426	757,777
		4,871,732
Switzerland — 0.80%
Belimo Holding AG	280	256,393
R&S Group Holding A.G. 144A(a)(b)(c)	12,337	414,293
		670,686
Taiwan — 6.94%
Airtac International Group(a)	11,000	515,077
Asia Vital Components Co., Ltd.	11,000	1,010,003
ASPEED Technology, Inc.	1,000	539,130
	Shares	Fair Value
COMMON STOCKS — 99.45% (continued)
Taiwan — 6.94% (continued)
Chroma ATE, Inc.	10,000	$685,282
Hon Precision, Inc.(a)	3,000	472,178
Jentech Precision Industrial Co., Ltd.(a)	3,000	523,801
Materials Analysis Technology, Inc.(a)	41,208	436,446
P-Duke Technology Company Ltd.	105,000	396,613
Sinbon Electronics Co., Limited	56,000	505,669
Sporton International, Inc.	65,868	464,672
Voltronic Power Technology	10,247	255,367
		5,804,238
Thailand — 0.28%
Thaifoods Group PCL(a)	760,200	233,691

United Arab Emirates — 0.42%
Spinneys 1961 Holding PLC	1,101,377	354,791

United Kingdom — 10.96%
Advanced Medical Solutions Group	262,125	872,674
Ashtead Technology Holdings plc	57,259	370,435
Cohort plc(a)	28,208	468,869
CVS Group plc	48,060	761,315
Diploma plc	9,065	857,683
Elixirr International PLC	36,563	367,826
FRP Advisory Group PLC	157,624	255,173
Games Workshop Group PLC	2,386	632,666
Halma plc	3,879	233,369
Hill & Smith Holdings plc	15,359	539,948
Marex Group PLC	16,517	881,182
Pollen Street Group Ltd	27,741	321,157
Renew Holdings PLC	22,991	283,056
Rosebank Industries plc(a)	184,283	927,582
Shawbrook Group plc(a)	46,091	203,117
Softcat PLC	15,482	290,617
Tatton Asset Management plc	29,996	252,184
Volution Group PLC	77,077	643,811
		9,162,664
United States — 24.46%
4Imprint Group	8,003	396,650
Abacus Life Inc	33,421	317,500
Arxis, Inc.(a)	7,955	278,425
AtriCure, Inc.(a)	18,360	516,100
Bel Fuse, Inc., Class B	3,434	947,235
Bio-Techne Corporation	9,551	528,361
Bowman Consulting Group Limited(a)	7,376	232,787
Coda Octopus Group, Inc.(a)	27,036	305,777
Core & Main, Inc., Class A(a)	6,094	306,955
Cross Creek LP(a)(d)	1,000,000	356,792
CSW Industrials, Inc.	912	265,574
Dexcom, Inc.(a)	13,005	774,448
Enerpac Tool Group Corporation	8,231	288,908
Ensign Group, Inc. (The)	1,322	246,804
Esquire Financial Holdings, Inc.	2,624	275,835
Federal Signal Corporation	3,169	390,199
Fortive Corporation	5,125	306,424
Freshpet, Inc.(a)	9,614	647,791
Global Industrial Company	7,053	233,525
Haemonetics Corporation(a)	4,268	256,464

Grandeur Peak Global Reach Fund	Portfolio of Investments
April 30, 2026 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.45% (continued)
United States — 24.46% (continued)
Harrow, Inc.(a)	6,369	$258,136
HealthEquity, Inc.(a)	2,778	227,879
Houlihan Lokey, Inc.	3,209	496,593
IDEXX Laboratories, Inc.(a)	895	501,916
Installed Building Products, Inc.	743	214,393
ITT, Inc.	3,528	756,192
JFrog Ltd.(a)	9,066	421,025
Kadant, Inc.	1,617	473,991
Kinsale Capital Group, Inc.	1,147	371,181
LeMaitre Vascular, Inc.	4,429	486,083
Littelfuse, Inc.	2,145	866,945
Mama’s Creations Incorporated(a)	27,307	387,486
Miami International Holdings, Inc.(a)	5,868	272,803
Monolithic Power Systems, Inc.	296	477,865
M-Tron Industries, Inc.(a)	13,693	914,419
Neptune Insurance Holdings, Inc.(a)	9,230	231,950
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,604	398,292
OrthoPediatrics Corporation(a)	16,834	253,520
Pattern Group, Inc.(a)	60,484	814,719
Pennant Group, Inc. (The)(a)	8,629	270,260
Perella Weinberg Partners	26,561	603,997
Pjt Partners, Inc., Class A	3,020	461,275
Primoris Services Corporation	3,263	591,092
Rubrik, Inc., Class A(a)	5,983	318,176
RxSight, Inc.(a)	31,564	223,157
Ryan Specialty Group Holdings, Inc.	8,692	302,221
Tradeweb Markets Inc. Class A	2,633	298,187
UFP Technologies, Inc.(a)	1,332	255,251
XPEL, Inc.(a)	9,004	428,770
		20,450,328
Vietnam — 0.63%
Asia Commercial Bank JSC	285,776	255,560
Vietnam Technological & Comm Joint-stock Bank	213,832	274,591
		530,151
Total Common Stocks (Cost $64,087,612)		83,169,308

PREFERRED STOCKS — 0.57%
United States — 0.57%
Gusto Inc. Preferred Series E(a)	32,241	480,068
Total Preferred Stocks (Cost $979,976)		480,068

Total Investments — 100.02% (Cost $65,067,588)		83,649,376

Liabilities in Excess of Other Assets — (0.02)%		(20,674)

NET ASSETS — 100.00%		$83,628,702

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2026, these securities had a total aggregate market value of $2,203,789, representing 2.63% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total aggregate market value of $1,207,801, representing 1.44% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
April 30, 2026

	Shares	Fair Value
COMMON STOCKS — 98.78%
Australia — 2.29%
ALS Ltd.(a)	28,592	$446,487
Pinnacle Investment Management Group	139,432	1,522,696
		1,969,183
Belgium — 1.28%
Melexis NV	13,113	1,103,704

Canada — 3.79%
5N Plus, Inc.(a)	29,100	702,018
Aritzia Inc(a)	10,700	1,129,330
TerraVest Industries Inc	14,100	1,438,254
		3,269,602
China — 2.52%
Silergy Corp	158,000	2,168,622

France — 1.46%
Virbac S.A.CA	2,873	1,255,124

Germany — 1.05%
Pfisterer Holding S.E.(a)	7,401	901,207

India — 0.80%
Motherson Sumi Wiring India Ltd.(a)	1,596,429	687,777

Italy — 4.01%
Interpump Group SpA	24,390	1,028,408
Moncler SpA(a)	6,271	378,654
Recordati SpA	27,184	1,587,478
Technoprobe SpA(a)	21,220	460,624
		3,455,164
Japan — 11.14%
Asahi Intecc Company Ltd.(a)	30,400	639,650
Japan Elevator Service Holdings Company Ltd.	234,000	2,367,227
Kandenko Company Ltd.	30,400	1,326,001
Kinden Corp	23,200	1,242,992
Maruwa Co Ltd/Aichi	1,600	755,798
Monotaro Company, Ltd.	108,500	1,290,049
Next Generation Technology Group, Inc.(a)	7,500	650,368
Sinfonia Technology Company Ltd.	5,700	523,929
Tokyo Seimitsu Company Limited	7,300	806,562
		9,602,576
Luxembourg — 1.32%
Eurofins Scientific S.E.	16,352	1,136,857

Mexico — 1.70%
BBB Foods Inc(a)	17,194	627,581
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	235,365	839,743
		1,467,324
Netherlands — 1.91%
BE Semiconductor Industries N.V.	2,572	752,474
IMCD N.V.(a)	7,622	896,382
		1,648,856
South Korea — 7.45%
Hanwha Aerospace Company Ltd.(a)	784	758,235
HD Hyundai Marine Solution Co	11,721	2,133,760
	Shares	Fair Value
COMMON STOCKS — 98.78% (continued)
South Korea — 7.45% (continued)
HPSP Company Ltd.	35,696	$1,301,560
Park Systems Corp	3,281	650,329
Sanil Electric Company Ltd.(a)	8,581	1,577,176
		6,421,060
Sweden — 10.26%
AddLife A.B.(a)	59,879	933,696
AddTech A.B.	42,827	1,572,940
Asker Healthcare Group AB(a)	171,383	1,402,466
INVISIO A.B.(a)	15,782	457,143
Lagercrantz Group A.B.	74,527	1,970,849
Lifco AB, Class B	26,090	820,968
Roko AB(a)	4,560	855,892
Vimian Group AB(a)	252,384	822,846
		8,836,800
Switzerland — 2.01%
Belimo Holding AG	702	642,814
VAT Group A.G. 144A(b)(c)	1,446	1,086,225
		1,729,039
Taiwan — 5.75%
Acter Company LTD(a)	20,000	536,179
Airtac International Group(a)	14,000	655,552
Asia Vital Components Co., Ltd.	12,000	1,101,821
ASPEED Technology, Inc.	3,000	1,617,389
Jentech Precision Industrial Co., Ltd.(a)	6,000	1,047,601
		4,958,542
United Kingdom — 9.74%
Diploma plc	26,382	2,496,127
Halma plc	15,891	956,035
Marex Group PLC	28,551	1,523,196
Rosebank Industries plc(a)	589,534	2,967,399
Zegona Communications plc(a)	19,039	454,397
		8,397,154
United States — 30.30%
Arxis, Inc.(a)	9,607	336,245
Bio-Techne Corporation	14,701	813,259
Core & Main, Inc., Class A(a)	17,579	885,454
Cross Creek LP(a)(d)	1,300,000	463,830
CSW Industrials, Inc.	2,252	655,782
Dexcom, Inc.(a)	13,912	828,460
Ensign Group, Inc. (The)	4,584	855,787
Federal Signal Corporation	8,846	1,089,208
Installed Building Products, Inc.	2,363	681,844
ITT, Inc.	5,640	1,208,878
Kadant, Inc.	5,976	1,751,744
Karman Holdings, Inc.(a)	8,903	605,226
LeMaitre Vascular, Inc.	14,910	1,636,372
Littelfuse, Inc.	4,260	1,721,764
Loar Holdings, Inc.(a)	19,885	1,115,946
Modine Manufacturing Company(a)	3,191	812,524
Monolithic Power Systems, Inc.	1,415	2,284,390
nVent Electric PLC	4,845	692,350
Perella Weinberg Partners	40,898	930,021
Pjt Partners, Inc., Class A	8,406	1,283,932
Primoris Services Corporation	19,016	3,444,749
RBC Bearings, Inc.(a)	918	549,965
SPX Technologies, Inc.(a)	2,213	484,448

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
April 30, 2026 (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.78% (continued)
United States — 30.30% (continued)
Tradeweb Markets, Inc., Class A	3,208	$363,306
VSE Corporation	3,588	615,988
		26,111,472
Total Common Stocks (Cost $62,840,334)		85,120,063

PREFERRED STOCKS — 0.65%
United States — 0.65%
Gusto Inc. Preferred Series E(a)	37,637	560,415
Total Preferred Stocks (Cost $1,143,989)		560,415

Total Investments — 99.43% (Cost $63,984,323)		85,680,478

Other Assets in Excess of Liabilities — 0.57%		488,088

NET ASSETS — 100.00%		$86,168,566

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2026 these securities had a total aggregate market value of $1,086,225, representing 1.26% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total aggregate market value of $1,086,225, representing 1.26% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

	Shares	Fair Value
COMMON STOCKS SOLD SHORT
Canada
Docebo Inc.(a)	13,843	$264,955

Isreal
Monday.com Ltd.(a)	3,556	234,234

United States
Appian Corporation(a)	10,414	216,507
C3.ai, Inc.(a)	18,942	167,258
Sprinklr, Inc.(a)	41,423	203,801
Uipath Inc., Class(a)	22,559	232,358
		819,924
Total Common Stocks Sold Short (Proceeds $1,309,902)		1,319,113

Grandeur Peak International Opportunities Fund	Portfolio of Investments
April 30, 2026

	Shares	Fair Value
COMMON STOCKS — 95.56%
Australia — 4.42%
IPD Group Ltd/Australia	446,884	$1,808,257
MA Financial Group Ltd	442,352	2,242,176
Pinnacle Investment Management Group	404,423	4,416,586
		8,467,019
Belgium — 3.13%
Melexis NV	56,910	4,790,039
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	161,619	1,200,316
		5,990,355
Canada — 4.10%
5N Plus, Inc.(a)	85,300	2,057,805
Aritzia Inc(a)	31,401	3,314,214
Richelieu Hardware, Ltd.	27,336	799,324
TerraVest Industries, Inc.	16,500	1,683,064
		7,854,407
China — 4.45%
Centre Testing Int	606,400	1,477,279
Silergy Corp	513,996	7,054,829
		8,532,108
Denmark — 0.12%
Chemometec A/S(a)	4,729	238,375

France — 2.03%
Virbac S.A.	8,930	3,901,239

Germany — 4.05%
ARENIT Industrie GmbH(a)	137,806	1,134,415
Atoss Software AG	16,223	1,508,231
Dermapharm Holding SE	17,564	955,619
Elmos Semiconductor AG	15,475	3,347,800
Gabler Group A.G.(a)	18,638	822,619
		7,768,684
India — 4.85%
Action Construction Equipment Ltd.(a)	78,684	741,822
Anant Raj Ltd.(a)	256,653	1,329,142
Gulf Oil Lubricants India Ltd.	161,771	1,687,772
Motherson Sumi Wiring India Lt	3,129,719	1,348,352
SJS Enterprises Ltd	145,214	2,791,515
Supriya Lifescience Ltd(a)	188,647	1,393,486
		9,292,089
Indonesia — 0.45%
Cisarua Mountain Dairy PT TBK	3,509,700	855,049

Italy — 4.91%
Interpump Group SpA	117,210	4,942,179
Recordati SpA	76,514	4,468,227
		9,410,406
Japan — 13.92%
AZOOM Co Ltd	41,000	1,067,766
Charm Care Corp KK	77,000	632,180
Integral Corp	63,700	1,502,975
Japan Elevator Service Holdings Company Ltd.	309,400	3,130,001
Kandenko Company Ltd.	45,200	1,971,554
Kinden Corp	21,800	1,167,984
Kitz Corp	146,700	1,974,866
Kotobuki Spirits Co Ltd	113,600	1,460,215
	Shares	Fair Value
COMMON STOCKS — 95.56% (continued)
Japan — 13.92% (continued)
Lifedrink Co., Inc.(a)	89,200	$786,783
Mani, Inc.	191,600	2,091,668
Maruwa Company Ltd.	6,700	3,164,904
Monotaro Company, Ltd.(a)	96,100	1,142,615
Next Generation Technology Group, Inc.(a)	22,900	1,985,790
Tokyo Seimitsu Company Limited	24,200	2,673,807
Totech Corp	57,800	1,411,614
ULS Group Inc	162,400	518,358
		26,683,080
Luxembourg — 1.19%
Eurofins Scientific S.E.	32,891	2,286,716

Mexico — 1.83%
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	51,442	1,831,335
Regional SAB de CV	199,500	1,674,527
		3,505,862
Philippines — 0.77%
Philippine Seven Corp	1,669,600	924,228
Puregold Price Club, Inc.	793,000	556,152
		1,480,380
Saudi Arabia — 0.94%
Rasan Information Technology Company(a)	47,860	1,804,904

South Korea — 6.46%
D’Alba Global Company Ltd.	20,388	3,145,603
Global Tax Free Company Ltd.(a)	383,855	1,566,269
HD Hyundai Marine Solution Co	13,613	2,478,191
HPSP Company Ltd.	57,748	2,105,628
Pumtech Korea Company Ltd.	49,567	1,399,635
Sanil Electric Company Ltd.(a)	9,211	1,692,969
		12,388,295
Sweden — 6.54%
AddLife A.B.(a)	31,698	494,268
AddTech A.B.	42,085	1,545,688
Asker Healthcare Group AB(a)	290,048	2,373,528
Bergman & Beving A.B.(a)	10,341	351,984
BoneSupport Holding AB(a)(b)(c)	56,854	1,372,656
Lagercrantz Group AB(a)	66,703	1,763,945
Swedish Logistic(a)	406,609	1,666,990
Vimian Group AB(a)	907,794	2,959,674
		12,528,733
Switzerland — 0.70%
R&S Group Holding A.G. 144A(a)(b)(c)	39,794	1,336,337

Taiwan — 8.76%
Airtac International Group(a)	74,000	3,465,061
Asia Vital Components Co., Ltd.	35,000	3,213,646
ASPEED Technology, Inc.	5,000	2,695,648
Jentech Precision Industrial Co., Ltd.(a)	16,000	2,793,604
P-Duke Technology Company Ltd.	264,000	997,199
Sinbon Electronics Co., Limited	72,000	650,146
Sporton International, Inc.	420,338	2,965,313
		16,780,617

Grandeur Peak International Opportunities Fund	Portfolio of Investments
April 30, 2026 (Continued)

	Shares	Fair Value
COMMON STOCKS — 95.56% (continued)
United Arab Emirates — 0.67%
Spinneys 1961 Holding PLC	4,009,238	$1,291,511

United Kingdom — 19.28%
Advanced Medical Solutions Group	710,240	2,364,551
Cohort plc(a)	76,231	1,267,099
CVS Group plc	178,759	2,831,708
Diploma plc	65,551	6,202,092
discoverIE Group plc(a)	111,668	991,752
Hill & Smith Holdings plc	102,343	3,597,884
Marex Group PLC	54,743	2,920,539
Renew Holdings PLC	223,123	2,746,998
Rosebank Industries plc(a)	1,017,459	5,121,345
Shawbrook Group plc(a)	79,779	351,576
Softcat PLC	78,947	1,481,937
Volution Group PLC	846,087	7,067,223
		36,944,704
United States — 0.57%
JFrog Ltd.(a)	23,322	1,083,074

Vietnam — 1.42%
Asia Commercial Bank JSC	1,809,707	1,618,363
Vietnam Technological & Comm Joint-stock Bank	863,246	1,108,531
		2,726,894
Total Common Stocks (Cost $121,002,276)		183,150,838

Total Common Stocks/Investments — 95.56% (Cost $121,002,276)		183,150,838

Other Assets in Excess of Liabilities — 4.44%		8,509,821

NET ASSETS — 100.00%		$191,660,659

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2026, these securities had a total aggregate market value of $3,909,309, representing 2.04% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total aggregate market value of $3,909,309, representing 2.04% of net assets.

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
April 30, 2026

	Shares	Fair Value
COMMON STOCKS — 99.62%
Australia — 2.93%
ALS Ltd.(a)	449,988	$7,026,923
Imdex Ltd.(a)	1,755,702	5,164,852
Pinnacle Investment Management Group	2,440,994	26,657,387
		38,849,162
Belgium — 1.45%
Melexis NV	228,345	19,219,497

Canada — 5.69%
5N Plus, Inc.(a)	570,500	13,762,927
Aritzia Inc(a)	259,319	27,369,782
Kraken Robotics, Inc.(a)	1,239,900	7,128,800
TerraVest Industries Inc	265,100	27,041,223
		75,302,732
China — 2.50%
Silergy Corp	2,408,805	33,061,946

France — 2.47%
Exosens S.A.S(a)	155,305	11,861,904
Virbac S.A.CA	47,661	20,821,605
		32,683,509
Germany — 3.11%
AIXTRON SE	272,902	15,081,431
Dermapharm Holding SE	171,577	9,335,126
Pfisterer Holding S.E.(a)	137,311	16,720,122
		41,136,679
India — 2.11%
Anant Raj Ltd.(a)	1,877,365	9,722,404
Motherson Sumi Wiring India Ltd.(a)	25,160,809	10,839,832
Rainbow Children’s Medicare Ltd.	551,925	7,345,296
		27,907,532
Italy — 4.73%
Interpump Group SpA	470,706	19,847,396
Moncler SpA(a)	110,475	6,670,676
Recordati SpA	492,397	28,754,760
Technoprobe SpA(a)	341,534	7,413,699
		62,686,531
Japan — 13.38%
Asahi Intecc Company Ltd.(a)	604,000	12,708,830
Japan Elevator Service Holdings Company Ltd.	4,348,332	43,989,277
Kandenko Company Ltd.	483,700	21,098,248
Kinden Corp	378,800	20,295,060
Kotobuki Spirits Co Ltd	500,400	6,432,144
Maruwa Co Ltd/Aichi	29,500	13,935,026
Monotaro Company, Ltd.	2,005,600	23,846,289
Next Generation Technology Group, Inc.(a)	122,200	10,596,660
Sinfonia Technology Company Ltd.	99,100	9,109,003
Tokyo Seimitsu Company Limited	136,362	15,066,349
		177,076,886
Luxembourg — 1.66%
Eurofins Scientific S.E.	316,667	22,015,972

Mexico — 2.69%
BBB Foods Inc(a)	527,407	19,250,356
	Shares	Fair Value
COMMON STOCKS — 99.62% (continued)
Mexico — 2.69% (continued)
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	4,600,229	$16,412,840
		35,663,196
Netherlands — 2.48%
BE Semiconductor Industries N.V.	48,339	14,142,234
IMCD N.V.(a)	159,311	18,735,697
		32,877,931
South Korea — 9.92%
D’Alba Global Company Ltd.	71,169	10,980,449
Hanwha Aerospace Company Ltd.(a)	13,423	12,981,866
HD Hyundai Marine Solution Co	203,555	37,056,352
HPSP Company Ltd.	570,296	20,794,337
LEENO Industrial Inc.	82,792	6,807,069
Park Systems Corp	50,651	10,039,572
Sanil Electric Company Ltd.(a)	177,474	32,619,472
		131,279,117
Sweden — 11.35%
AddLife A.B.(a)	706,302	11,013,400
AddTech A.B.	688,872	25,300,736
Asker Healthcare Group AB(a)	2,692,269	22,031,447
INVISIO A.B.(a)	354,969	10,282,067
Lagercrantz Group AB	1,292,775	34,187,136
Lifco AB, Class B	433,115	13,628,730
Roko AB(a)	105,386	19,780,499
Vimian Group AB(a)	4,313,646	14,063,748
		150,287,763
Switzerland — 4.33%
Accelleron Industries A.G.(a)	94,798	10,155,863
Belimo Holding AG	13,283	12,163,097
Huber + Suhner A.G.	37,538	10,901,290
VAT Group A.G. 144A(a)(b)(c)	24,953	18,744,511
Ypsomed Holding AG	15,511	5,418,642
		57,383,403
Taiwan — 9.58%
Acter Company LTD(a)	436,000	11,688,705
Airtac International Group(a)	468,000	21,914,170
Asia Vital Components Co., Ltd.	168,000	15,425,499
ASPEED Technology, Inc.	48,145	25,956,397
Chroma ATE, Inc.	272,000	18,639,681
Hon Precision, Inc.(a)	111,000	17,470,590
Jentech Precision Industrial Co., Ltd.(a)	90,000	15,714,023
		126,809,065
United Kingdom — 13.58%
Diploma plc	489,959	46,357,353
Games Workshop Group plc	22,983	6,094,121
Halma plc	373,514	22,471,370
Hill & Smith Holdings plc	194,766	6,847,028
Marex Group PLC	451,786	24,102,783
Rosebank Industries plc(a)	10,039,622	50,534,094
Volution Group PLC	1,867,278	15,597,060
Zegona Communications plc(a)	324,480	7,744,240
		179,748,049
United States — 5.66%
ITT, Inc.	64,481	13,820,858
Kadant, Inc.	40,632	11,910,458
Monolithic Power Systems, Inc.	22,867	36,916,713

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
April 30, 2026 (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.62% (continued)
United States — 5.66% (continued)
nVent Electric PLC	86,295	$12,331,556
		74,979,585
Total Common Stocks (Cost $930,879,757)		1,318,968,555

Total Common Stocks/Investments — 99.62% (Cost $930,879,757)		1,318,968,555

Other Assets in Excess of Liabilities — 0.38%		4,999,128

NET ASSETS — 100.00%		$1,323,967,683

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2026, these securities had a total aggregate market value of $18,744,511, representing 1.42% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, these securities had a total aggregate market value of $18,744,511, representing 1.42% of net assets.

	Shares	Fair Value
COMMON STOCKS SOLD SHORT
Canada
Docebo Inc.(a)	40,156	$768,586

Japan
Shift, Inc.(a)	13,200	55,813
Total Common Stocks Sold Short (Proceeds $707,138)		824,399

Grandeur Peak U.S. Stalwarts Fund	Portfolio of Investments
April 30, 2026

	Shares	Fair Value
COMMON STOCKS — 98.27%
Canada — 4.56%
5N Plus, Inc.(a)	11,200	$270,192
Aritzia Inc(a)	3,500	369,407
Kraken Robotics, Inc.(a)	28,400	163,286
		802,885
Mexico — 1.73%
BBB Foods Inc(a)	8,347	304,665

United Kingdom — 9.98%
Marex Group PLC	9,664	515,574
Rosebank Industries plc(a)	246,248	1,239,481
		1,755,055
United States — 82.00%
Arxis, Inc.(a)	2,427	84,945
AtriCure, Inc.(a)	10,545	296,420
Badger Meter, Inc.(a)	1,769	213,890
Bel Fuse, Inc., Class B	1,684	464,515
Bio-Techne Corporation	5,741	317,592
Burlington Stores, Inc.(a)	944	302,089
Core & Main, Inc., Class A(a)	8,157	410,868
Cross Creek LP(a)(b)	700,000	249,754
CSW Industrials, Inc.	1,020	297,024
Dexcom, Inc.(a)	7,237	430,963
Ensign Group, Inc. (The)	1,918	358,071
Federal Signal Corporation	3,293	405,467
FormFactor, Inc.(a)	1,756	238,693
Houlihan Lokey, Inc.	1,423	220,209
IDEXX Laboratories, Inc.(a)	469	263,015
Installed Building Products, Inc.	1,067	307,883
ITT, Inc.	2,520	540,137
Kadant, Inc.	2,199	644,593
Karman Holdings, Inc.(a)	4,472	304,007
LeMaitre Vascular, Inc.	5,751	631,172
Littelfuse, Inc.	1,361	550,075
Loar Holdings, Inc.(a)	6,763	379,540
Mama’s Creations Incorporated(a)	14,064	199,568
Marvell Technology, Inc.	1,796	296,609
Miami International Holdings, Inc.(a)	4,478	208,182
Modine Manufacturing Company(a)	1,325	337,385
Monolithic Power Systems, Inc.	477	770,074
M-Tron Industries, Inc.(a)	7,632	509,665
nVent Electric PLC	2,230	318,667
Pennant Group, Inc. (The)(a)	6,366	199,383
Perella Weinberg Partners	15,386	349,878
Perimeter Solutions, Inc.(a)	10,672	323,362
Pjt Partners, Inc., Class A	2,870	438,364
Primoris Services Corporation	5,103	924,408
Quanta Services, Inc.	508	369,707
RBC Bearings, Inc.(a)	424	254,014
Regal Rexnord Corporation	429	92,248
SPX Technologies, Inc.(a)	1,018	222,850
Texas Roadhouse, Inc.	1,632	262,736
Tradeweb Markets Inc. Class A	1,939	219,592
VSE Corporation	1,246	213,913
		14,421,527
Total Common Stocks (Cost $17,210,520)		17,284,132
	Shares	Fair Value
PREFERRED STOCKS — 1.74%
United States — 1.74%
Gusto Inc. Preferred Series E(a)	20,595	$306,660
Total Preferred Stocks (Cost $625,992)		306,660

Total Investments — 100.01% (Cost $17,836,512)		17,590,792

Liabilities in Excess of Other Assets — (0.01)%		(2,422)

NET ASSETS — 100.00%		$17,588,370

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as Level 3 assets.

	Shares	Fair Value
COMMON STOCKS SOLD SHORT
Canada
Docebo Inc.(a)	4,380	$83,833

Isreal
Monday.com Ltd.(a)	1,122	73,906

United States
Appian Corporation(a)	3,303	68,669
C3.ai, Inc.(a)	7,158	63,205
Sprinklr, Inc.(a)	13,378	65,820
Uipath Inc., Class(a)	7,186	74,016
		271,710
Total Common Stocks Sold Short (Proceeds $437,445)		429,449

Grandeur Peak Funds®	Statements of Assets and Liabilities
April 30, 2026

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Contrarian Fund	Grandeur Peak Global Explorer Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund
ASSETS
Investments, at cost	$24,752,127	$123,061,038	$13,246,729	$37,933,742	$257,629,060
Investments, at value	$34,752,726	$143,150,531	$15,286,752	$44,748,023	$348,621,388
Cash held at custodian	1,315,808	1,427,007	24,560	504,565	-
Foreign currency at fair value (Cost $87,171, $121,984, $3,491, $8,003 and $58,414)	87,145	121,953	3,497	8,002	58,529
Receivable for investments sold	142,819	490,954	-	352,374	131,584
Receivable for Fund shares sold	-	20,980	-	31,560	7,339
Dividends and interest receivable	78,382	358,507	14,187	107,477	924,130
Foreign currency receivable	-	-	115	-	-
Prepaid expenses and other assets	3,055	5,612	17,941	5,239	6,115
TOTAL ASSETS	36,379,935	145,575,544	15,347,052	45,757,240	349,749,085

LIABILITIES
Due to custodian	-	-	-	-	113,775
Foreign currency Payable	34,282	158	-	-	-
Payable for investments purchased	183,898	1,180,835	15,483	505,400	196,895
Payable for Fund shares repurchased	6,272	91,780	-	4,403	198,438
Management fees payable	37,965	110,266	2,878	66,300	319,886
Distribution (12b-1) fees payable	212	-	-	-	12,270
Foreign Cap Gain Tax payable	15,729	-	-	19,740	-
Payable to related parties	21,234	21,541	1,708	11,209	42,163
Accrued expenses and other liabilities	108,962	56,759	23,818	69,500	79,190
TOTAL LIABILITIES	408,554	1,461,339	43,887	676,552	962,617
NET ASSETS	$35,971,381	$144,114,205	$15,303,165	$45,080,688	$348,786,468

NET ASSETS CONSISTS OF
Paid in capital	$16,299,493	$118,876,439	$14,277,810	$36,894,892	$241,933,197
Total distributable earnings (losses)	19,671,888	25,237,766	1,025,355	8,185,796	106,853,271
NET ASSETS	$35,971,381	$144,114,205	$15,303,165	$45,080,688	$348,786,468

PRICING OF SHARES:
Investor Class
Net Assets	$4,451,438	$-	$-	$-	$22,186,837
Shares of beneficial interest outstanding (a)	373,047	-	-	-	5,977,808
Net Asset Value, offering and redemption price per share	$11.93	$-	$-	$-	$3.71

Institutional Class
Net Assets	$31,519,943	$144,114,205	$15,303,165	$45,080,688	$326,599,631
Shares of beneficial interest outstanding (a)	2,605,710	8,215,912	1,561,132	2,956,741	85,743,656
Net Asset Value, offering and redemption price per share	$12.10	$17.54	$9.80	$15.25	$3.81

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Assets and Liabilities
April 30, 2026

	Grandeur Peak Global Reach Fund	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund	Grandeur Peak US Stalwarts Fund
ASSETS
Investments, at cost	$65,067,588	$63,984,323	$121,002,276	$930,879,757	$17,836,512
Investments, at value	$83,649,376	$85,680,478	$183,150,838	$1,318,968,555	$17,590,792
Cash held at custodian	-	1,739,733	3,234,857	10,557,840	382,048
Foreign currency at fair value (Cost $29,643, $11,728, $108,520, $2,526,328 and $0)	29,637	11,747	108,523	2,518,573	-
Receivable for investments sold	509,750	-	5,022,529	389,731	141,741
Receivable for Fund shares sold	18,648	-	22,120	199,875	-
Dividends and interest receivable	214,578	193,173	778,213	3,373,418	3,066
Prepaid expenses and other assets	1,781	2,549	7,596	64,541	32,552
TOTAL ASSETS	84,423,770	87,627,680	192,324,676	1,336,072,533	18,150,199

LIABILITIES
Securities sold short (Proceeds $0, $1,309,902, $0, $707,138, $437,445 respectively)	-	1,319,113	-	824,399	429,449
Payable for investments purchased	422,881	-	345,731	8,225,929	71,167
Payable for Fund shares repurchased	137,444	110	32,193	2,002,130	17,677
Management fees payable	70,071	51,776	179,537	709,011	7,333
Distribution (12b-1) fees payable	2,501	1,142	9,286	23,302	-
Payable to related parties	13,791	20,135	27,339	181,771	11,638
Due to custodian	94,138	-	-	-	-
Accrued expenses and other liabilities	54,242	66,838	69,931	138,308	24,565
TOTAL LIABILITIES	795,068	1,459,114	664,017	12,104,850	561,829
NET ASSETS	$83,628,702	$86,168,566	$191,660,659	$1,323,967,683	$17,588,370

Composition of Net Assets:
Paid in capital	$60,656,191	$78,870,459	$121,258,269	$957,089,776	$15,894,230
Total distributable earnings (losses)	22,972,511	7,298,107	70,402,390	366,877,907	1,694,140
NET ASSETS	$83,628,702	$86,168,566	$191,660,659	$1,323,967,683	$17,588,370

PRICING OF SHARES
Investor Class
Net Assets	$10,813,455	$11,954,375	$12,359,784	$10,528,398	$-
Shares of beneficial interest outstanding (a)	744,325	642,674	3,492,601	506,981	-
Net Asset Value, offering and redemption price per share	$14.53	$18.60	$3.54	$20.77	$-

Institutional Class
Net Assets	$72,815,247	$74,214,191	$179,300,875	$1,313,439,285	$17,588,370
Shares of beneficial interest outstanding (a)	4,945,453	3,915,930	50,132,871	62,745,701	765,394
Net Asset Value, offering and redemption price per share	$14.72	$18.95	$3.58	$20.93	$22.98

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Operations
April 30, 2026

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Contrarian Fund	Grandeur Peak Global Explorer Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund
INVESTMENT INCOME
Dividends	$2,751,187	$3,566,633	$187,672	$918,327	$7,314,851
Interest	-	46,199	2,290	12,947	82,381
Less: Foreign dividend withholding taxes	(292,154)	(281,854)	(21,011)	(103,830)	(544,412)
TOTAL INVESTMENT INCOME	2,459,033	3,330,978	168,951	827,444	6,852,820

EXPENSES
Investment advisor fees	1,179,332	1,451,300	115,204	693,790	5,126,048
Distribution and service fees - Investor Class	11,039	-	-	-	63,196
Custodian fees	183,150	93,759	32,113	53,953	187,201
Administrative fees	50,392	68,459	20,415	31,742	154,352
Registration fees	54,700	27,375	18,355	54,750	54,750
Transfer agent fees	45,143	25,739	25,527	29,096	52,930
Audit fees	59,516	48,464	42,937	44,937	47,628
Trustees fees and expenses	9,243	11,625	7,651	4,131	33,424
Chief compliance officer fees	4,316	5,087	333	1,389	14,421
Printing fees	4,767	9,082	2,641	3,805	21,645
Insurance expense	1,825	1,095	550	365	2,190
Legal fees	5,025	6,380	2,150	1,872	19,276
Accounting fees	-	-	2,095	-	-
Other expenses	10,874	8,524	2,300	3,309	26,114
TOTAL EXPENSES	1,619,322	1,756,889	272,271	923,139	5,803,175

Less: Fees waived/reimbursed by the investment advisor	(129,013)	-	(89,217)	-	-
Less: Fees Waived by Administrator	-	-	(35,433)	-	-
Less: Voluntary waiver	(72,252)	-	(4,150)	-	(291,601)
NET EXPENSES	1,418,057	1,756,889	143,471	923,139	5,511,574

NET INVESTMENT INCOME (LOSS)	1,040,976	1,574,089	25,480	(95,695)	1,341,246

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	40,950,708	21,817,431	1,129,916	3,242,179	51,676,647
Foreign currency transactions	(121,379)	18,769	(3,046)	728	(137,818)
Foreign cap gains tax	(585,925)	(50,851)	(26,702)	(19,264)	(1,373)
Net realized gain (loss)	40,243,404	21,785,349	1,100,168	3,223,643	51,537,456
Net change in unrealized appreciation (depreciation) on:
Investments	(17,858,623)	7,090,059	1,900,996	325,893	22,223,135
Foreign currency translations	10,425	(3,325)	(155)	2,012	6,758
Foreign cap gains tax	452,644	33,437	9,579	(13,540)	110,114
Net change in unrealized appreciation (depreciation)	(17,395,554)	7,120,171	1,910,420	314,365	22,340,007

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	22,847,850	28,905,520	3,010,588	3,538,008	73,877,463

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,888,826	$30,479,609	$3,036,068	$3,442,313	$75,218,709

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Operations
April 30, 2026

	Grandeur Peak Global Reach Fund	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund	Grandeur Peak US Stalwarts Fund
INVESTMENT INCOME
Dividends	$1,807,717	$927,958	$5,349,805	$18,950,024	$620,458
Interest	674	16,421	-	317,444	67,080
Less: Foreign dividend withholding taxes	(123,398)	(88,752)	(617,089)	(2,093,942)	-
TOTAL INVESTMENT INCOME	1,684,993	855,627	4,732,716	17,173,526	687,538

EXPENSES
Investment advisor fees	1,148,868	682,039	3,090,111	10,711,138	858,707
Distribution and service fees ‐ Investor Class	31,850	32,019	33,073	29,744	-
Custodian fees	150,777	78,284	183,503	466,476	24,239
Administrative fees	42,677	44,851	104,497	489,704	56,320
Transfer agent fees	49,612	48,725	45,110	134,118	26,088
Registration fees	54,750	72,950	54,750	73,000	30,125
Audit fees	49,422	45,550	50,291	58,102	27,084
Trustees fees and expenses	9,397	7,415	21,151	104,016	10,277
Printing fees	13,600	6,377	10,477	163,683	4,893
Legal fees	3,406	4,384	10,457	66,089	4,745
Chief compliance officer fees	3,672	2,773	8,942	45,872	4,131
Accounting fees	17,933	-	-	-	-
Insurance expense	2,190	1,825	1,825	12,775	1,825
Custody overdraft Fees	-	-	-	6,167	4,419
Other expenses	6,472	5,251	14,968	74,437	6,109
TOTAL EXPENSES	1,584,626	1,032,443	3,629,155	12,435,321	1,058,962

Less: Fees waived/reimbursed by the investment advisor	(157,400)	(70,237)	-	-	-
Less: Fees Waived by Administrator	(91,249)	-	-	-	-
Less: Voluntary waiver	(76,355)	(29,272)	(180,175)	(460,952)	(46,231)
NET EXPENSES	1,259,622	932,934	3,448,980	11,974,369	1,012,731

NET INVESTMENT INCOME (LOSS)	425,371	(77,307)	1,283,736	5,199,157	(325,193)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	17,871,967	6,959,974	26,210,549	123,546,269	33,687,701
Foreign currency transactions	(40,468)	(47,794)	(137,476)	(708,073)	(1,452)
Foreign cap gains tax	(115,309)	(38,304)	(1,908)	(2,005,651)	-
Net realized gain (loss) from:	17,716,190	6,873,876	26,071,165	120,832,545	33,686,249
Net change in unrealized appreciation (depreciation) on:
Investments	(762,585)	9,960,520	11,456,009	187,655,013	(4,819,070)
Foreign currency translations	1,372	5,183	(4,829)	105,780	74
Securities sold short	-	(9,211)	-	(117,261)	7,996
Foreign cap gains tax	108,550	37,613	95,072	1,705,910	-
Net change in unrealized appreciation (depreciation)	(652,663)	9,994,105	11,546,252	189,349,442	(4,811,000)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	17,063,527	16,867,981	37,617,417	310,181,987	28,875,249

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,488,898	$16,790,674	$38,901,153	$315,381,144	$28,550,056

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
OPERATIONS
Net investment income	$1,040,976	$3,643,724
Net realized gain	40,243,404	4,476,300
Net change in unrealized depreciation	(17,395,554)	(24,476,616)
Net increase (decrease) in net assets resulting from operations	23,888,826	(16,356,592)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(864,909)	(104,135)
Institutional Class	(11,346,923)	(5,869,475)
Net decrease in net assets from distributions	(12,211,832)	(5,973,610)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	333,747	127,420
Institutional Class	2,257,204	12,151,901

Distributions reinvested:
Investor Class	853,616	96,504
Institutional Class	10,957,032	5,297,696

Redemption fees:
Investor Class	21	-
Institutional Class	134	7,640

Cost of shares redeemed:
Investor Class	(1,782,222)	(2,356,091)
Institutional Class	(148,136,941)	(179,764,441)
Net decrease from shares of beneficial interest	(135,517,409)	(164,439,371)

NET DECREASE IN NET ASSETS	(123,840,415)	(186,769,573)

NET ASSETS
Beginning of Year	159,811,796	346,581,369
End of Year	$35,971,381	$159,811,796

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	30,028	10,225
Issued to shareholders in reinvestment of distributions	86,750	8,241
Redeemed	(152,952)	(194,238)
Net decrease in share transactions	(36,174)	(175,772)

Institutional Class
Issued	195,599	992,349
Issued to shareholders in reinvestment of distributions	1,099,000	447,819
Redeemed	(12,148,251)	(15,028,937)
Net decrease in share transactions	(10,853,652)	(13,588,769)

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
OPERATIONS
Net investment income	$1,574,089	$4,406,873
Net realized gain	21,785,349	12,425,544
Net change in unrealized appreciation	7,120,171	4,577,295
Net increase in net assets resulting from operations	30,479,609	21,409,712

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(20,259,169)	(10,667,419)
Net decrease in net assets from distributions	(20,259,169)	(10,667,419)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	21,943,358	41,219,752

Distributions reinvested:
Institutional Class	19,772,854	10,280,019

Redemption fees:
Institutional Class	237	2,177

Cost of shares redeemed:
Institutional Class	(43,002,723)	(68,727,459)
Net decrease from shares of beneficial interest	(1,286,274)	(17,225,511)

NET INCREASE (DECREASE) IN NET ASSETS	8,934,166	(6,483,218)

NET ASSETS
Beginning of Year	135,180,039	141,663,257
End of Year	$144,114,205	$135,180,039

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	1,261,884	2,538,668
Issued to shareholders in reinvestment of distributions	1,207,871	641,699
Redeemed	(2,495,254)	(4,309,231)
Net decrease in share transactions	(25,499)	(1,128,864)

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
OPERATIONS
Net investment income	$25,480	$66,243
Net realized gain	1,100,168	68,827
Net change in unrealized appreciation	1,910,420	386,850
Net increase in net assets resulting from operations	3,036,068	521,920

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(95,901)	(137,008)
Net decrease in net assets from distributions	(95,901)	(137,008)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	2,492,291	320,074

Distributions reinvested:
Institutional Class	95,891	136,060

Redemption fees:
Institutional Class	21	31

Cost of shares redeemed:
Institutional Class	(1,751,149)	(1,209,356)
Net increase (decrease) from shares of beneficial interest	837,054	(753,191)

NET INCREASE (DECREASE) IN NET ASSETS	3,777,221	(368,279)

NET ASSETS
Beginning of Year	11,525,944	11,894,223
End of Year	$15,303,165	$11,525,944

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	283,831	39,983
Issued to shareholders in reinvestment of distributions	11,022	17,007
Redeemed	(200,739)	(152,445)
Net increase (decrease) in share transactions	94,114	(95,455)

See accompanying notes to financial statements.

Grandeur Peak Global Micro Cap Fund	Statements of Changes in Net Assets

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
OPERATIONS
Net investment income (loss)	$(95,695)	$24,334
Net realized gain	3,223,643	2,612,015
Net change in unrealized appreciation	314,365	1,668,696
Net increase in net assets resulting from operations	3,442,313	4,305,045

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,516,676)	(229,518)
Net decrease in net assets from distributions	(1,516,676)	(229,518)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	5,240,878	3,346,890

Distributions reinvested:
Institutional Class	1,464,251	218,295

Redemption fees:
Institutional Class	311	22

Cost of shares redeemed:
Institutional Class	(8,503,957)	(6,993,837)
Net decrease from shares of beneficial interest	(1,798,517)	(3,428,630)

NET INCREASE IN NET ASSETS	127,120	646,897

NET ASSETS
Beginning of Year	44,953,568	44,306,671
End of Year	$45,080,688	$44,953,568

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	341,936	237,713
Issued to shareholders in reinvestment of distributions	96,206	15,405
Redeemed	(552,316)	(497,550)
Net decrease in share transactions	(114,174)	(244,432)

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	April 30, 2026	April 30, 2025
OPERATIONS
Net investment income	$1,341,246	$4,339,464
Net realized gain (loss)	51,537,456	(6,667,569)
Net change in unrealized appreciation (depreciation)	22,340,007	(10,057,106)
Net increase (decrease) in net assets resulting from operations	75,218,709	(12,385,211)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Investor Class	(1,226,002)	(343,813)
Institutional Class	(18,731,391)	(6,925,784)
Total Return of Capital
Investor Class	-	(110,799)
Institutional Class	-	(2,231,948)
Net decrease in net assets from distributions	(19,957,393)	(9,612,344)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	2,955,101	2,303,948
Institutional Class	23,722,101	91,189,774

Distributions reinvested:
Investor Class	1,215,421	450,792
Institutional Class	16,957,598	8,298,797

Redemption fees:
Investor Class	257	608
Institutional Class	53	1,462

Cost of shares redeemed:
Investor Class	(11,370,878)	(19,746,903)
Institutional Class	(197,046,248)	(169,991,491)
Net decrease from shares of beneficial interest	(163,566,595)	(87,493,013)

NET DECREASE IN NET ASSETS	(108,305,279)	(109,490,568)

NET ASSETS
Beginning of Year	457,091,747	566,582,315
End of Year	$348,786,468	$457,091,747

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	839,790	681,297
Issued to shareholders in reinvestment of distributions	355,386	135,781
Redeemed	(3,228,774)	(5,777,437)
Net decrease in share transactions	(2,033,598)	(4,960,359)

Institutional Class
Issued	6,623,770	24,936,176
Issued to shareholders in reinvestment of distributions	4,831,224	2,433,665
Redeemed	(54,955,405)	(49,512,119)
Net decrease in share transactions	(43,500,411)	(22,142,278)

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	April 30, 2026	April 30, 2025
OPERATIONS
Net investment income	$425,371	$1,360,472
Net realized gain	17,716,190	14,930,016
Net change in unrealized depreciation	(652,663)	(8,969,493)
Net increase in net assets resulting from operations	17,488,898	7,320,995

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(1,978,957)	(941,713)
Institutional Class	(14,038,598)	(8,698,493)
Net decrease in net assets from distributions	(16,017,555)	(9,640,206)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	1,488,906	1,386,352
Institutional Class	5,658,730	22,935,049

Distributions reinvested:
Investor Class	1,978,851	940,245
Institutional Class	13,255,493	8,379,268

Redemption fees:
Investor Class	128	508
Institutional Class	4,237	909

Cost of shares redeemed:
Investor Class	(6,986,080)	(8,846,478)
Institutional Class	(55,378,321)	(108,787,555)
Net decrease from shares of beneficial interest	(39,978,056)	(83,991,702)

NET DECREASE IN NET ASSETS	(38,506,713)	(86,310,913)

NET ASSETS
Beginning of Year	122,135,415	208,446,328
End of Year	$83,628,702	$122,135,415

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	99,502	88,577
Issued to shareholders in reinvestment of distributions	144,865	61,899
Redeemed	(455,401)	(561,478)
Net decrease in share transactions	(211,034)	(411,002)

Institutional Class
Issued	376,521	1,441,090
Issued to shareholders in reinvestment of distributions	958,460	545,881
Redeemed	(3,546,136)	(7,044,948)
Net decrease in share transactions	(2,211,155)	(5,057,977)

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	April 30, 2026	April 30, 2024
OPERATIONS
Net investment income (loss)	$(77,307)	$128,183
Net realized gain	6,873,876	14,115,649
Net change in unrealized appreciation (depreciation)	9,994,105	(10,932,972)
Net increase in net assets resulting from operations	16,790,674	3,310,860

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(92,350)	-
Net decrease in net assets from distributions	(92,350)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	188,068	517,966
Institutional Class	2,276,245	13,312,501

Distributions reinvested:
Institutional Class	88,223	-

Redemption fees:
Investor Class	-	380
Institutional Class	19	160

Cost of shares redeemed:
Investor Class	(4,399,483)	(6,352,632)
Institutional Class	(14,741,805)	(59,019,038)
Net decrease from shares of beneficial interest	(16,588,733)	(51,540,663)

NET INCREASE (DECREASE) IN NET ASSETS	109,591	(48,229,803)

NET ASSETS
Beginning of Year	86,058,975	134,288,778
End of Year	$86,168,566	$86,058,975

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	11,514	32,472
Redeemed	(265,201)	(399,898)
Net decrease in share transactions	(253,687)	(367,426)

Institutional Class
Issued	135,699	832,114
Issued to shareholders in reinvestment of distributions	5,396	-
Redeemed	(874,230)	(3,649,596)
Net decrease in share transactions	(733,135)	(2,817,482)

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	April 30, 2026	April 30, 2025
OPERATIONS
Net investment income	$1,283,736	$4,959,221
Net realized gain (loss)	26,071,165	(3,467,603)
Net change in unrealized appreciation	11,546,252	3,801,965
Net increase in net assets resulting from operations	38,901,153	5,293,583

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(490,435)	(319,879)
Institutional Class	(7,954,262)	(8,997,935)
Net decrease in net assets from distributions	(8,444,697)	(9,317,814)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	1,161,096	2,620,233
Institutional Class	6,847,928	22,345,592

Distributions reinvested:
Investor Class	443,533	309,301
Institutional Class	7,945,678	8,716,958

Redemption fees:
Investor Class	316	92
Institutional Class	1,534	12,197

Cost of shares redeemed:
Investor Class	(4,536,583)	(9,272,805)
Institutional Class	(159,489,880)	(214,610,325)
Net decrease from shares of beneficial interest	(147,626,378)	(189,878,757)

NET DECREASE IN NET ASSETS	(117,169,922)	(193,902,988)

NET ASSETS
Beginning of Year	308,830,581	502,733,569
End of Year	$191,660,659	$308,830,581

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	345,730	824,023
Issued to shareholders in reinvestment of distributions	136,893	101,744
Redeemed	(1,360,691)	(2,871,690)
Net decrease in share transactions	(878,068)	(1,945,923)

Institutional Class
Issued	2,024,701	6,868,170
Issued to shareholders in reinvestment of distributions	2,429,871	2,839,400
Redeemed	(47,192,540)	(66,226,611)
Net decrease in share transactions	(42,737,968)	(56,519,041)

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	April 30, 2026	April 30, 2025
OPERATIONS
Net investment income	$5,199,157	$10,227,990
Net realized gain (loss)	120,832,545	(572,043)
Net change in unrealized appreciation (depreciation)	189,349,442	(13,515,772)
Net increase (decrease) in net assets resulting from operations	315,381,144	(3,859,825)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(56,647)	(67,585)
Institutional Class	(10,019,609)	(11,579,508)
Net decrease in net assets from distributions	(10,076,256)	(11,647,093)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	235,039	759,100
Institutional Class	244,820,233	424,564,971

Distributions reinvested:
Investor Class	56,590	67,537
Institutional Class	9,319,301	10,929,089

Redemption fees:
Investor Class	402	280
Institutional Class	6,225	8,480

Cost of shares redeemed:
Investor Class	(5,300,723)	(8,306,147)
Institutional Class	(667,894,197)	(550,366,711)
Net decrease from shares of beneficial interest	(418,757,130)	(122,343,401)

NET DECREASE IN NET ASSETS	(113,452,242)	(137,850,319)

NET ASSETS
Beginning of Year	1,437,419,925	1,575,270,244
End of Year	$1,323,967,683	$1,437,419,925

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	13,015	45,043
Issued to shareholders in reinvestment of distributions	3,262	4,171
Redeemed	(297,104)	(493,417)
Net decrease in share transactions	(280,827)	(444,203)

Institutional Class
Issued	13,639,587	25,242,191
Issued to shareholders in reinvestment of distributions	533,141	670,085
Redeemed	(37,158,932)	(33,196,506)
Net decrease in share transactions	(22,986,204)	(7,284,230)

See accompanying notes to financial statements.

Grandeur Peak US Stalwarts Fund	Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	April 30, 2026	April 30, 2025
OPERATIONS
Net investment loss	$(325,193)	$(215,591)
Net realized gain	33,686,249	10,967,636
Net change in unrealized depreciation	(4,811,000)	(11,778,677)
Net increase (decrease) in net assets resulting from operations	28,550,056	(1,026,632)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	7,431,020	21,738,160

Redemption fees:
Institutional Class	-	753

Cost of shares redeemed:
Institutional Class	(143,127,002)	(22,693,341)

Capital Contribution (note 3):
Institutional Class	84,856	-
Net increase (decrease) from shares of beneficial interest	(135,611,126)	(954,428)

NET DECREASE IN NET ASSETS	(107,061,070)	(1,981,060)

NET ASSETS
Beginning of Year	124,649,440	126,630,500
End of Year	$17,588,370	$124,649,440

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	369,661	1,120,065
Redeemed	(6,569,482)	(1,188,966)
Capital contribution	(74)	-
Net decrease in share transactions	(6,199,895)	(68,901)

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Investor Class	April 30, 2026	April 30, 2025	April 30, 2024		April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$11.40	$12.40	$12.58		$13.21	$17.70

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07	0.13	0.06		0.06	(0.01)
Net realized and unrealized gain/(loss) on investments	3.07	(0.91)	0.25		(0.67)	(2.48)
Total income/(loss) from investment operations	3.14	(0.78)	0.31		(0.61)	(2.49)

DISTRIBUTIONS
From net investment income	(0.20)	(0.11)	(0.02)		(0.02)	-
From net realized gain on investments	(2.41)	(0.11)	(0.47)		-	(2.00)
Total distributions	(2.61)	(0.22)	(0.49)		(0.02)	(2.00)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	-	0.00	(b)	0.00 (b)	-

NET ASSET VALUE, END OF YEAR	$11.93	$11.40	$12.40		$12.58	$13.21

TOTAL RETURN(c)	32.36%	(6.35)%	2.38	%(d)	(4.62)%	(16.01)%

Net assets, at end of year (000s)	$4,451	$4,664	$7,253		$8,767	$10,846

Expenses (excluding fees waived/reimbursed by investment advisor)	2.10%	1.80%	1.83%		1.70%	1.76%
Expenses (including fees waived/reimbursed by investment advisor)	1.87%	1.77%	1.81%		1.68%	1.63%

Net investment income/(loss)	0.98%	1.01%	0.48%		0.45%	(0.09)%

PORTFOLIO TURNOVER RATE	30%	25%	38%		32%	31%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Institutional Class	April 30, 2026	April 30, 2025	April 30, 2024		April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$11.53	$12.55	$12.72		$13.35	$17.83

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.15	0.16	0.09		0.08	0.03
Net realized and unrealized gain/(loss) on investments	3.06	(0.92)	0.25		(0.67)	(2.51)
Total income/(loss) from investment operations	3.21	(0.76)	0.34		(0.59)	(2.48)

DISTRIBUTIONS
From net investment income	(0.23)	(0.15)	(0.04)		(0.04)	-
From net realized gain on investments	(2.41)	(0.11)	(0.47)		-	(2.00)
Total distributions	(2.64)	(0.26)	(0.51)		(0.04)	(2.00)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00		0.00	0.00

NET ASSET VALUE, END OF YEAR	$12.10	$11.53	$12.55		$12.72	$13.35

TOTAL RETURN(c)	32.75%	(6.14)%	2.66	%(d)	(4.42)%	(15.82)%

Net assets, at end of year (000s)	$31,520	$155,148	$339,328		$416,872	$485,230

Expenses (excluding fees waived/reimbursed by investment advisor)	1.85%	1.55%	1.58%		1.51%	1.52%
Expenses (including fees waived/reimbursed by investment advisor)	1.62%	1.52%	1.56%		1.48%	1.39%

Net investment income/(loss)	1.23%	1.26%	0.73%		0.66%	0.15%

PORTFOLIO TURNOVER RATE	30%	25%	38%		32%	31%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Institutional Class	April 30, 2026	April 30, 2025		April 30, 2024	April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$16.40	$15.12		$13.26	$13.60	$15.41

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.20	0.46		0.34	0.30	0.20
Net realized and unrealized gain/(loss) on investments	3.55	1.97		1.81	(0.26)	(1.12)
Total income/(loss) from investment operations	3.75	2.44		2.15	0.04	(0.92)

DISTRIBUTIONS
From net investment income	(0.85)	(0.76)		(0.29)	(0.29)	(0.14)
From net realized gain on investments	(1.76)	(0.40)		-	(0.09)	(0.75)
Total distributions	(2.61)	(1.16)		(0.29)	(0.38)	(0.89)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00		0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$17.54	$16.40		$15.12	$13.26	$13.60

TOTAL RETURN(c)	23.98%	16.29%		16.28%	0.42%	(6.51)%

Net assets, at end of year (000s)	$144,114	$135,180		$141,663	$117,406	$106,129

Expenses (excluding fees waived/reimbursed/recaptured by investment advisor)	1.21%	1.19	%(d)	1.25%	1.35%	1.40%
Expenses (including fees waived/reimbursed/recaptured by investment advisor)	1.21%	1.19	%(e)	1.35%	1.35%	1.35%

Net investment income	1.07%	2.85%		2.42%	2.29%	1.33%

PORTFOLIO TURNOVER RATE	67%	76%		51%	81%	50%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptured by the investment advisor.
(e)	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursement and/or expense recaptured by the investment advisor.

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Institutional Class	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022(a)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$7.86	$7.61	$7.36	$7.80	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.01	0.04	0.03	0.02	(0.01)
Net realized and unrealized gain/(loss) on investments	2.00	0.29	0.27	(0.44)	(2.19)
Total income/(loss) from investment operations	2.01	0.34	0.30	(0.42)	(2.20)

DISTRIBUTIONS
From net investment income	(0.07)	(0.09)	(0.05)	(0.02)	-
Total distributions	(0.07)	(0.09)	(0.05)	(0.02)	-

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(c)	0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$9.80	$7.86	$7.61	$7.36	$7.80

TOTAL RETURN(d)	25.66%	4.47%	4.05%	(5.40)%	(22.00	)%(e)

Net assets, at end of period/year (000s)	$15,303	$11,526	$11,894	$12,444	$9,461

Expenses (excluding fees waived/reimbursed by investment advisor)	2.12%	2.03%	3.14%	3.97%	2.45	%(f),(g)
Expenses (including fees waived/reimbursed by investment advisor)	1.12%	1.25%	1.25%	1.25%	1.25	%(f),(g)

Net investment income/(loss)	0.20%	0.56%	0.42%	0.29%	(0.16	)%(f)

PORTFOLIO TURNOVER RATE	153%	50%	43%	38%	8	%(e)

(a)	The Fund commenced on December 16, 2021 and reorganized into the Trust on October 20, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(e)	Not annualized.
(f)	Annualized.
(g)	Expense ratios during startup periods may not be representative of longer term operating periods.

See accompanying notes to financial statements.

Grandeur Peak Global Micro Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Institutional Class	April 30, 2026	April 30, 2025		April 30, 2024	April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$14.64	$13.36		$12.44	$13.49	$20.65

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.03)	0.01		0.03	0.02	(0.09)
Net realized and unrealized gain/(loss) on investments	1.16	1.35		0.89	(1.07)	(4.24)
Total income/(loss) from investment operations	1.13	1.35		0.92	(1.05)	(4.33)

DISTRIBUTIONS
From net investment income	(0.30)	(0.07)		-	-	-
From net realized gain on investments	(0.22)	-		-	-	(2.83)
Total distributions	(0.52)	(0.07)		-	-	(2.83)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00		0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$15.25	$14.64		$13.36	$12.44	$13.49

TOTAL RETURN(c)	7.70%	10.16%		7.40%	(7.78)%	(24.25)%

Net assets, at end of year (000s)	$45,081	$44,954		$44,307	$45,232	$53,175

Expenses (excluding fees waived/reimbursed by investment advisor)	2.00%	1.99	%(d)	2.01%	1.85%	1.94%
Expenses (including fees waived/reimbursed by investment advisor)	2.00%	2.00	%(e)	2.00%	1.85%	1.94%

Net investment income/(loss)	(0.21)%	0.05%		0.22%	0.13%	(0.50)%

PORTFOLIO TURNOVER RATE	51%	33%		34%	37%	36%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptured by the investment advisor.
(e)	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursement and/or expense recaptured by the investment advisor.

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$3.25	$3.37	$3.42	$3.70	$5.51

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01	0.02	0.05	0.01	(0.01)
Net realized and unrealized gain/(loss) on investments	0.63	(0.09)	(0.08)	(0.23)	(0.82)
Total income/(loss) from investment operations	0.64	(0.07)	(0.03)	(0.22)	(0.83)

DISTRIBUTIONS
From net investment income	(0.03)	(0.04)	(0.02)	-	-
From net realized gain on investments	(0.15)	(0.01)	-	(0.06)	(0.98)
Total distributions	(0.18)	(0.05)	(0.02)	(0.06)	(0.98)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$3.71	$3.25	$3.37	$3.42	$3.70

TOTAL RETURN(c)	19.97%	(2.08)%	(1.03)%	(5.99)%	(19.49)%

Net assets, at end of year (000s)	$22,187	$26,059	$43,680	$72,420	$92,173

Expenses (excluding fees waived/reimbursed by investment advisor)	1.65%	1.61%	1.63%	1.60%	1.57%
Expenses (including fees waived/reimbursed by investment advisor)	1.58%	1.55%	1.58%	1.54%	1.45%

Net investment income/(loss)	0.10%	0.55%	0.23%	0.21%	(0.14)%

PORTFOLIO TURNOVER RATE	60%	44%	36%	28%	33%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$3.34	$3.45	$3.51	$3.79	$5.61

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01	0.03	0.02	0.02	0.00
Net realized and unrealized gain/(loss) on investments	0.65	(0.08)	(0.05)	(0.24)	(0.84)
Total income/(loss) from investment operations	0.66	(0.05)	(0.03)	(0.22)	(0.84)

DISTRIBUTIONS
From net investment income	(0.04)	(0.05)	(0.03)	(0.00)	(0.00)
From net realized gain on investments	(0.15)	(0.01)	-	(0.06)	(0.98)
Total distributions	(0.19)	(0.06)	(0.03)	(0.06)	(0.98)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$3.81	$3.34	$3.45	$3.51	$3.79

TOTAL RETURN(c)	20.04%	(1.40)%	(1.01)%	(5.74)%	(19.30)%

Net assets, at end of year (000s)	$326,600	$431,033	$522,903	$603,793	$679,987

Expenses (excluding fees waived/reimbursed by investment advisor)	1.40%	1.36%	1.38%	1.36%	1.34%
Expenses (including fees waived/reimbursed by investment advisor)	1.33%	1.30%	1.33%	1.30%	1.22%

Net investment income/(loss)	0.35%	0.80%	0.48%	0.44%	0.09%

PORTFOLIO TURNOVER RATE	60%	44%	36%	28%	33%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	April 30, 2026		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$14.90		$15.18	$14.65	$16.01	$23.16

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		0.09	0.03	0.02	(0.07)
Net realized and unrealized gain/(loss) on investments	2.31	(e)	0.54	0.52	(1.38)	(3.77)
Total income/(loss) from investment operations	2.34		0.63	0.55	(1.36)	(3.84)

DISTRIBUTIONS
From net investment income	(0.30)		(0.26)	(0.02)	-	-
From net realized gain on investments	(2.41)		(0.66)	-	-	(3.31)
Total distributions	(2.71)		(0.91)	(0.02)	-	(3.31)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$14.53		$14.90	$15.18	$14.65	$16.01

TOTAL RETURN(c)	16.88	%(d)	4.06%	3.77%	(8.49)%	(20.17)%

Net assets, at end of year (000s)	$10,813		$14,234	$20,747	$27,427	$33,459

Expenses (excluding fees waived/reimbursed by investment advisor)	1.74%		1.53%	1.55%	1.49%	1.49%
Expenses (including fees waived/reimbursed by investment advisor)	1.43%		1.50%	1.50%	1.49%	1.48%

Net investment income/(loss)	0.19%		0.57%	0.22%	0.16%	(0.32)%

PORTFOLIO TURNOVER RATE	65%		58%	41%	42%	42%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	During the year ended April 30, 2026, the Advisor reimbursed the Fund for a NAV error in the amount of $920. Please see Note 3 in the Notes to the Financial Statements for additional information.

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	April 30, 2026		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$15.08		$15.37	$14.82	$16.17	$23.31

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07		0.13	0.07	0.06	(0.02)
Net realized and unrealized gain/(loss) on investments	2.33	(e)	0.55	0.54	(1.40)	(3.81)
Total income/(loss) from investment operations	2.40		0.68	0.61	(1.34)	(3.83)

DISTRIBUTIONS
From net investment income	(0.35)		(0.31)	(0.06)	(0.01)	-
From net realized gain on investments	(2.41)		(0.66)	-	-	(3.31)
Total distributions	(2.76)		(0.97)	(0.06)	(0.01)	(3.31)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$14.72		$15.08	$15.37	$14.82	$16.17

TOTAL RETURN(c)	17.10	%(d)	4.27%	4.11%	(8.30)%	(19.99)%

Net assets, at end of year (000s)	$72,815		$107,901	$187,699	$237,614	$287,502

Expenses (excluding fees waived/reimbursed by investment advisor)	1.49%		1.28%	1.30%	1.26%	1.25%
Expenses (including fees waived/reimbursed by investment advisor)	1.18%		1.25%	1.25%	1.25%	1.24%

Net investment income/(loss)	0.44%		0.80%	0.47%	0.40%	(0.09)%

PORTFOLIO TURNOVER RATE	65%		58%	41%	42%	42%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	During the year ended April 30, 2026, the Advisor reimbursed the Fund for a NAV error in the amount of $6,618. Please see Note 3 in the Notes to the Financial Statements for additional information.

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	April 30, 2026		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$15.29		$15.19	$14.47	$16.51	$23.26

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.05)		(0.01)	0.01	(0.01)	(0.06)
Net realized and unrealized gain/(loss) on investments	3.36	(e)	0.11	0.73	(2.03)	(4.21)
Total income/(loss) from investment operations	3.31		0.10	0.74	(2.04)	(4.27)

DISTRIBUTIONS
From net investment income	-		-	(0.02)	-	-
From net realized gain on investments	-		-	-	-	(2.48)
Total distributions	-		-	(0.02)	-	(2.48)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	-		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

NET ASSET VALUE, END OF YEAR	$18.60		$15.29	$15.19	$14.47	$16.51

TOTAL RETURN(c)	21.65	%(d)	0.66%	5.09%	(12.36)%	(21.45)%

Net assets, at end of year (000s)	$11,954		$13,708	$19,194	$30,682	$51,984

Expenses (excluding fees waived/reimbursed by investment advisor)	1.43%		1.37%	1.27%	1.21%	1.17%
Expenses (including fees waived/reimbursed by investment advisor)	1.31%		1.35%	1.27%	1.21%	1.17%

Net investment income/(loss)	(0.31)%		(0.09)%	0.03%	(0.06)%	(0.24)%

PORTFOLIO TURNOVER RATE	74%		79%	55%	32%	49%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	During the year ended April 30, 2026, the Advisor reimbursed the Fund for a NAV error in the amount of $1,009. Please see Note 3 in the Notes to the Financial Statements for additional information.

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	April 30, 2026		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$15.56		$15.41	$14.69	$16.74	$23.50

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)		0.03	0.04	0.03	(0.00	)(b)
Net realized and unrealized gain/(loss) on investments	3.42	(e)	0.12	0.74	(2.05)	(4.28)
Total income/(loss) from investment operations	3.41		0.15	0.78	(2.02)	(4.28)

DISTRIBUTIONS
From net investment income	(0.02)		-	(0.06)	(0.03)	-
From net realized gain on investments	-		-	-	-	(2.48)
Total distributions	(0.02)		-	(0.06)	(0.03)	(2.48)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$18.95		$15.56	$15.41	$14.69	$16.74

TOTAL RETURN(c)	21.95	%(d)	0.97%	5.31%	(12.09)%	(21.26)%

Net assets, at end of year (000s)	$74,214		$72,351	$115,095	$167,932	$285,539

Expenses (excluding fees waived/reimbursed by investment advisor)	1.17%		1.11%	1.03%	0.94%	0.93%
Expenses (including fees waived/reimbursed by investment advisor)	1.06%		1.10%	1.03%	0.94%	0.93%

Net investment income/(loss)	(0.06)%		0.17%	0.28%	0.21%	(0.01)%

PORTFOLIO TURNOVER RATE	74%		79%	55%	32%	49%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	During the year ended April 30, 2026, the Advisor reimbursed the Fund for a NAV error in the amount of $5,713. Please see Note 3 in the Notes to the Financial Statements for additional information.

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
Investor Class	April 30, 2026		April 30, 2025	April 30, 2024	April 30, 2023		April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$3.14		$3.19	$3.36	$3.57		$5.17

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.03	0.01	0.01		(0.01)
Net realized and unrealized gain/(loss) on investments	0.51		(0.01)	(0.16)	(0.22)		(0.94)
Total income/(loss) from investment operations	0.52		0.02	(0.15)	(0.21)		(0.95)

DISTRIBUTIONS
From net investment income	(0.12)		(0.04)	(0.01)	(0.00	)(b)	-
From net realized gain on investments	(0.00	)(b)	(0.03)	(0.01)	-		(0.65)
Total distributions	(0.12)		(0.07)	(0.02)	(0.00	)(b)	(0.65)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00		0.00

NET ASSET VALUE, END OF YEAR	$3.54		$3.14	$3.19	$3.36		$3.57

TOTAL RETURN(c)	16.80%		0.67%	(4.45)%	(5.85)%		(21.60)%

Net assets, at end of year (000s)	$12,360		$13,742	$20,177	$29,277		$40,835

Expenses (excluding fees waived/reimbursed by investment advisor)	1.71%		1.63%	1.64%	1.60%		1.60%
Expenses (including fees waived/reimbursed by investment advisor)	1.63%		1.60%	1.61%	1.55%		1.48%

Net investment income/(loss)	0.29%		0.93%	0.46%	0.29%		(0.24)%

PORTFOLIO TURNOVER RATE	41%		25%	30%	28%		26%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Institutional Class	April 30, 2026	April 30, 2025	April 30, 2024		April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$3.18	$3.23	$3.40		$3.61	$5.21

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02	0.04	0.03		0.02	(0.00	)(b)
Net realized and unrealized gain/(loss) on investments	0.51	(0.01)	(0.17)		(0.22)	(0.95)
Total income/(loss) from investment operations	0.53	0.03	(0.14)		(0.20)	(0.95)

DISTRIBUTIONS
From net investment income	(0.13)	(0.05)	(0.02)		(0.01)	(0.00	)(b)
From net realized gain on investments	(0.00)	(0.03)	(0.01)		-	(0.65)
Total distributions	(0.13)	(0.08)	(0.03)		(0.01)	(0.65)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00		0.00	0.00

NET ASSET VALUE, END OF YEAR	$3.58	$3.18	$3.23		$3.40	$3.61

TOTAL RETURN(c)	16.90%	1.01%	(4.14	)%(d)	(5.61)%	(21.38)%

Net assets, at end of year (000s)	$179,301	$295,089	$482,557		$603,848	$657,165

Expenses (excluding fees waived/reimbursed by investment advisor)	1.46%	1.38%	1.39%		1.36%	1.35%
Expenses (including fees waived/reimbursed by investment advisor)	1.38%	1.35%	1.36%		1.31%	1.23%

Net investment income/(loss)	0.54%	1.18%	0.71%		0.51%	(0.01)%

PORTFOLIO TURNOVER RATE	41%	25%	30%		28%	26%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$16.48	$16.56	$16.51	$17.91	$24.05

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03	0.08	0.08	0.05	(0.03)
Net realized and unrealized gain/(loss) on investments	4.35	(0.09)	0.07	(1.44)	(3.93)
Total income/(loss) from investment operations	4.38	(0.01)	0.15	(1.39)	(3.96)

DISTRIBUTIONS
From net investment income	(0.09)	(0.07)	(0.10)	(0.01)	-
From net realized gain on investments	-	-	-	-	(2.18)
Total distributions	(0.09)	(0.07)	(0.10)	(0.01)	(2.18)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$20.77	$16.48	$16.56	$16.51	$17.91

TOTAL RETURN(c)	26.68%	(0.03)%	0.86%	(7.73)%	(19.07)%

Net assets, at end of year (000s)	$10,528	$12,981	$20,407	$31,075	$51,250

Expenses (excluding fees waived/reimbursed by investment advisor)	1.18%	1.15%	1.17%	1.15%	1.14%
Expenses (including fees waived/reimbursed by investment advisor)	1.14%	1.14%	1.17%	1.15%	1.14%

Net investment income/(loss)	0.14%	0.46%	0.51%	0.32%	(0.13)%

PORTFOLIO TURNOVER RATE	71%	69%	54%	32%	43%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$16.62	$16.72	$16.67	$18.06	$24.19

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.07	0.11	0.12	0.09	0.03
Net realized and unrealized gain/(loss) on investments	4.38	(0.08)	0.08	(1.44)	(3.98)
Total income/(loss) from investment operations	4.45	0.03	0.20	(1.35)	(3.95)

DISTRIBUTIONS
From net investment income	(0.14)	(0.13)	(0.15)	(0.04)	(0.00	)(b)
From net realized gain on investments	-	-	-	-	(2.18)
Total distributions	(0.14)	(0.13)	(0.15)	(0.04)	(2.18)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF YEAR	$20.93	$16.62	$16.72	$16.67	$18.06

TOTAL RETURN(c)	26.94%	0.18%	1.13%	(7.45)%	(18.90)%

Net assets, at end of year (000s)	$1,313,439	$1,424,439	$1,554,863	$1,697,892	$1,583,122

Expenses (excluding fees waived/reimbursed by investment advisor)	0.93%	0.90%	0.92%	0.90%	0.89%
Expenses (including fees waived/reimbursed by investment advisor)	0.89%	0.89%	0.92%	0.90%	0.89%

Net investment income	0.39%	0.64%	0.72%	0.55%	0.13%

PORTFOLIO TURNOVER RATE	71%	69%	54%	32%	43%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

See accompanying notes to financial statements.

Grandeur Peak US Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
Investor Class	April 30, 2026		April 30, 2025	April 30, 2024	April 30, 2023		April 30, 2022
NET ASSET VALUE, BEGINNING OF YEAR	$17.90		$18.00	$15.73	$17.65		$22.71

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)	(0.06)		(0.02)	(0.01)	(0.01)		(0.03)
Net realized and unrealized gain/(loss) on investments	5.14	(e)	(0.08)	2.28	(1.91)		(4.62)
Total income/(loss) from investment operations	5.08		(0.10)	2.27	(1.92)		(4.65)

DISTRIBUTIONS
From net investment income	-		-	-	(0.00	)(b)	-
From net realized gain on investments	-		-	-	-		(0.42)
Total distributions	-		-	-	(0.00	)(b)	(0.42)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.01

NET ASSET VALUE, END OF YEAR	$22.98		$17.90	$18.00	$15.73		$17.65

TOTAL RETURN(c)	28.31	%(d)	(0.56)%	14.43%	(10.87)%		(20.93)%

Net assets, at end of year (000s)	$17,588		$124,649	$126,631	$104,459		$131,534

Expenses (excluding fees waived/reimbursed by investment advisor)	0.93%		0.90%	0.90%	0.90%		0.91%
Expenses (including fees waived/reimbursed by investment advisor)	0.89%		0.88%	0.90%	0.90%		0.91%

Net investment income/(loss)	(0.28)%		(0.12)%	(0.06)%	(0.07)%		(0.14)%

PORTFOLIO TURNOVER RATE	172%		98%	60%	56%		31%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	During the year ended April 30, 2026, the Advisor reimbursed the Fund for a NAV error in the amount of $97,362. Please see Note 3 in the Notes to the Financial Statements for additional information.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026

1.	ORGANIZATION

The Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund are diversified series of shares of beneficial interest (each a “Fund” and collectively the “Funds”) of Grandeur Peak Global Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 6, 2023, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund reorganized on October 20, 2023 from a series of Financial Investors Trust (the “Predecessor Funds”) their predecessor fund to a series of the Trust. Each Fund seeks long-term growth of capital. The inception date of each Fund is listed in the table below.

Fund	Inception Date
Grandeur Peak Emerging Markets Opportunities Fund	December 16, 2013
Grandeur Peak Global Contrarian Fund	September 17, 2019
Grandeur Peak Global Explorer Fund	December 16, 2021
Grandeur Peak Global Micro Cap Fund	October 20, 2015
Grandeur Peak Global Opportunities Fund	October 17, 2011
Grandeur Peak Global Reach Fund	June 19, 2013
Grandeur Peak Global Stalwarts Fund	September 1, 2015
Grandeur Peak International Opportunities Fund	October 17, 2011
Grandeur Peak International Stalwarts Fund	September 1, 2015
Grandeur Peak US Stalwarts Fund	March 19, 2020

The Funds offer Institutional Class shares. The Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund and Grandeur Peak International Stalwarts Fund also offer Investor Class shares. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies,” including Accounting Standards Update 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

a. Investment Valuation – The Funds record their investments at fair value. In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively).

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Grandeur Peak Global Advisers, LLC (the “Advisor”) in the case of securities for which the Advisor provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

The Funds may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting. An implied pricing method is used to value the rights.

When such prices or quotations are not available, or when the Advisor believes that they are unreliable, securities may be priced using the Trust’s fair value procedures.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Advisor believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Advisor believes to be reliable.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has designated the Advisor as its valuation designee (the “Valuation Designee”) for the execution of these procedures. The Board may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the year ended as of April 30, 2026, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks*	$34,752,726	$-	$-	$34,752,726
Total	$34,752,726	$-	$-	$34,752,726

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Contrarian Fund
Common Stocks*	$143,150,531	$-	$-	$143,150,531
Total	$143,150,531	$-	$-	$143,150,531

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Explorer Fund
Common Stocks*	$15,286,752	$-	$-	$15,286,752
Total	$15,286,752	$-	$-	$15,286,752

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks*	$44,748,023	$-	$-	$44,748,023
Total	$44,748,023	$-	$-	$44,748,023

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Opportunities Fund
Common Stocks*	$348,621,388	$-	$-	$348,621,388
Total	$348,621,388	$-	$-	$348,621,388

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Reach Fund
Common Stocks*	$82,812,516	$-	$356,792	$83,169,308
Preferred Stocks	-	-	480,068	480,068
Total	$82,812,516	$-	$836,860	$83,649,376

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks*	$84,656,233	$-	$463,830	$85,120,063
Preferred Stocks	-	-	560,415	560,415
Total	$84,656,233	$-	$1,024,245	$85,680,478

Liabilities - Derivatives
Securities Sold Short	$1,319,113	$-	$-	$1,319,113

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak International Opportunities Fund
Common Stocks*	$183,150,838	$-	$-	$183,150,838
Total	$183,150,838	$-	$-	$183,150,838

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	$1,318,968,555	$-	$-	$1,318,968,555
Total	$1,318,968,555	$-	$-	$1,318,968,555

Liabilities - Derivatives
Securities Sold Short	$824,399	$-	$-	$824,399

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak US Stalwarts Fund
Common Stocks*	$17,034,378	$-	$249,754	$17,284,132
Preferred Stocks	-	-	306,660	306,660
Total	$17,034,378	$-	$556,414	$17,590,792

Liabilities - Derivatives
Securities Sold Short	$429,449	$-	$-	$429,449

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

Grandeur Peak Global Reach Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2025	$572,039	$980,126	$1,552,165
Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	(215,247)	(500,058)	(715,305)
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer in/out Level 3	-	-	-
Balance as of April 30, 2026	$356,792	$480,068	$836,860
Net change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2026	$(215,247)	$(500,058)	$(715,305)

Grandeur Peak Global Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2025	$743,651	$1,144,165	$1,887,816
Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	(279,821)	(583,750)	(863,571)
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer in/out Level 3	-	-	-
Balance as of April 30, 2026	$463,830	$560,415	$1,024,245
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2026	$(279,821)	$(583,750)	$(863,571)

Grandeur Peak US Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2025	$400,427	$626,088	$1,026,515
Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	(150,673)	(319,428)	(470,101)
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer in/out Level 3	-	-	-
Balance as of April 30, 2026	$249,754	$306,660	$556,414
Net change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2026	$(150,673)	$(319,428)	$(470,101)

The table below provides additional information about the Level 3 Fair Value Measurements as of April 30, 2026. Increases in the discount to partnership changes would cause a decrease to the fair value of the securities. Increase in the Sales to Enterprise value to Sales multiple would cause an increase to the fair value of the securities.

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Global Reach Fund
Security Name	Asset Class	Fair Value (USD) at 4/30/2026	Valuation Technique	Unobservable Inputs	Value/Range
Cross Creek Lucid, L.P.	Common Stocks	$356,792	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/64.32%
Gusto Inc.	Preferred Stocks	$480,068	Market Approach	Enterprise Value-to-Sales Multiple	3.4x

Grandeur Peak Global Stalwarts Fund
Security Name	Asset Class	Fair Value (USD) at 4/30/2026	Valuation Technique	Unobservable Inputs	Value/Range
Cross Creek Lucid, L.P.	Common Stocks	$463,830	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/64.32%
Gusto Inc.	Preferred Stocks	$560,415	Market Approach	Enterprise Value-to-Sales Multiple	3.4x

Grandeur Peak US Stalwarts Fund
Security Name	Asset Class	Fair Value (USD) at 4/30/2026	Valuation Technique	Unobservable Inputs	Value/Range
Cross Creek Lucid, L.P.	Common Stocks	$249,754	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/64.32%
Gusto Inc.	Preferred Stocks	$306,660	Market Approach	Enterprise Value-to-Sales Multiple	3.4x

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

b. Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

d. Foreign Securities Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

e. Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

f. Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund investing in forward foreign currency contracts is exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. There were no forward foreign currency contracts outstanding as of April 30, 2026.

g. Short Sales – The Funds may make short sales of securities. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. A Fund must borrow the security to deliver to the buyer upon the short sale. A Fund is then obligated to replace the borrowed security by purchasing it at a later date. A short sale provides a possible hedge against the market risk of the value of other investments and protects a Fund in a declining market.

Short sales are subject to the risk that a Fund will incur a loss if the price of a security sold short increases between the date of the short sale and the date the Fund closes the short sale. Any gain on a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Except in the case of short sales “against the box,” a Fund’s market risk is unlimited in that the potential for increase in the market price of the security sold short is unlimited. Short sales “against the box” mean that the Fund owns securities identical to those sold short.

When a short position is closed out, it may result in a short-term capital gain or loss for federal income tax purposes. In a generally rising market, if a Fund maintains short positions in securities rising with the market, the net asset value of the Fund would increase to a lesser extent than if it had not engaged in short sales.

The Advisor may consider short selling when the Advisor finds companies it believes are substantially overpriced. Short selling may also be considered in arbitrage and hedge situations, and short selling might also be used under certain circumstances to defer taxes.

An eligible Fund will not engage in short sales of securities when these transactions would cause the market value of all of its securities sold short to exceed 15% of its net assets subject to the following. The value of the securities of any one issuer that may be shorted by a Fund is limited to the lesser of 5% of the value of the Fund’s net assets or 5% of the securities of any class of the issuer. All short sales must be fully collateralized. The

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

Funds maintain the collateral in a segregated account with their custodian. The collateral consists of cash, U.S. government securities or any other liquid securities equal to the market value of the securities at the time of the short sale. The Funds will thereafter maintain, on a daily basis, the collateral to ensure that it is equal to the current market value of the securities sold short. Short sales against the box are not subject to the 15% limitation. A capital gain or loss is recognized immediately upon the sale of a short against the box. A Fund may only engage in short sale transactions in securities listed on one or more U.S. or foreign securities exchanges or on Nasdaq.

h. Special Purpose Vehicle – The Funds may invest in a special purpose vehicle (a “SPV”). A SPV is a separate legal entity created by an organization. A SPV is a distinct company with its own assets and liabilities, as well as its own legal status. Usually, a SPV is created for a specific objective, often to isolate financial risk. As it is a separate legal entity, if the parent company goes bankrupt, the SPV can carry on.

i. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of April 30, 2026, the Funds had the following cash balances participating in the BBH CMS:

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$1,314,238
Grandeur Peak Global Contrarian Fund	1,425,124
Grandeur Peak Global Explorer Fund	24,372
Grandeur Peak Global Micro Cap Fund	504,202
Grandeur Peak Global Opportunities Fund	-
Grandeur Peak Global Reach Fund	-
Grandeur Peak Global Stalwarts Fund	429,666
Grandeur Peak International Opportunities Fund	3,232,114
Grandeur Peak International Stalwarts Fund	6,163,805
Grandeur Peak US Stalwarts Fund	-

As of April 30, 2026, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$-
Grandeur Peak Global Contrarian Fund	62,285
Grandeur Peak Global Explorer Fund	3,437
Grandeur Peak Global Micro Cap Fund	133
Grandeur Peak Global Opportunities Fund	59,501
Grandeur Peak Global Reach Fund	21,473
Grandeur Peak Global Stalwarts Fund	11,737
Grandeur Peak International Opportunities Fund	23,609
Grandeur Peak International Stalwarts Fund	227,299
Grandeur Peak US Stalwarts Fund	-

j. Federal Income Taxes – The Funds qualify and intend to continue to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to quarterly distribute sufficient net investment company taxable income and annually distribute net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

k. Distributions to Shareholders – It is each Funds policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on the ex-date.

l. Class Accounting – Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares of a Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. A Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund.

m. Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, a Fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

n. Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

o. Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

p. Market Risk – The value of each Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Securities markets may experience long periods of decline in value.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, tariffs and trade wars, natural and environmental disasters, climate change and climate-related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other preexisting political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – The Advisor serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annual management fee based on each Fund’s average daily net assets, accrued daily and paid monthly. The following table reflects the Funds’ advisory fee rates.

Fund	Advisory Fee
Grandeur Peak Emerging Markets Opportunities Fund	1.35%
Grandeur Peak Global Contrarian Fund	1.00%
Grandeur Peak Global Explorer Fund*	0.80%*
Grandeur Peak Global Micro Cap Fund	1.50%
Grandeur Peak Global Opportunities Fund	1.25%
Grandeur Peak Global Reach Fund	1.10%
Grandeur Peak Global Stalwarts Fund	0.80%
Grandeur Peak International Opportunities Fund	1.25%
Grandeur Peak International Stalwarts Fund	0.80%
Grandeur Peak US Stalwarts Fund	0.75%
*New fee as of 9/1/25; prior fee was 1.10%

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/or expenses for each Fund to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may increase indemnification of the Funds’ officers and trustees, contractual indemnification of the Funds’ service providers (other than the Advisor))) at a certain level through September 1, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board. The Advisor is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or paid; and (2) the reimbursement may not be made if it would cause the expense limitation currently in effect or in effect at the time of the waiver or payment, whichever is lower, to be exceeded. The following table reflects each Fund’s expense cap.

Fund	Expense Cap
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	1.95%
Institutional Class	1.70%
Grandeur Peak Global Contrarian Fund
Institutional Class	1.35%
Grandeur Peak Global Explorer Fund
Institutional Class	1.10%*
*New Cap as of 9/1/25; prior cap was 1.25%
Grandeur Peak Global Micro Cap Fund
Institutional Class	2.00%
Grandeur Peak Global Opportunities Fund
Investor Class	1.75%
Institutional Class	1.50%
Grandeur Peak Global Reach Fund
Investor Class	1.50%
Institutional Class	1.25%
Grandeur Peak Global Stalwarts Fund
Investor Class	1.35%
Institutional Class	1.10%
Grandeur Peak International Opportunities Fund
Investor Class	1.75%
Institutional Class	1.50%
Grandeur Peak International Stalwarts Fund
Investor Class	1.35%
Institutional Class	1.10%
Grandeur Peak US Stalwarts Fund
Institutional Class	1.00%

In addition to the foregoing contractual arrangements, the Advisor has contractually agreed to waive, with respect to the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund, annual management fees to the extent such fees exceed 1.00% on assets above $500 million (the annual management fee rate with respect to such Funds will remain 1.25% on the first $500 million in assets). Additionally, the Advisor has contractually agreed to waive, with respect to the Grandeur Peak Emerging Markets Opportunities Fund, annual management fees to the extent such fees exceed 1.00% on all assets above $400 million (the annual management fee rate with respect to the Fund will remain 1.35% on the first $400 million in assets). Previously, the Advisor had voluntarily agreed to waive, with respect to the Grandeur Peak Emerging Markets Opportunities Fund, annual management fees to the extent such fees exceed 1.20% on all assets above $400 million (the annual management fee rate with respect to the Fund will remain 1.35% on the first $400 million in assets). These additional contractual waivers are not subject to recoupment by the Advisor.

From January 1 to December 31, 2025, the Advisor had voluntarily agreed to waive an additional 0.10% of the management fees on the first $400 million in assets for the Grandeur Peak Emerging Markets Opportunities Fund, and an additional 0.10% of the management fees on the first $500 million in assets for Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund. From January 1 to December 31, 2025, the Advisor had also voluntarily agreed to waive an additional 0.10% of the management fees for the Grandeur Peak Global Explorer Fund and Grandeur Peak Global Reach Fund and 0.05% of the management fees for the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund. Grandeur Peak Global Explorer Fund’s waiver ended on August 31, 2025.

Additional fees waived by the Advisor for the year ended April 30, 2026 are disclosed in the Statements of Operations.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

As of April 30, 2026 the fee waivers/reimbursements and/or recoupments were as follows:

Fund	Fees Waived/ Reimbursed By Advisor	Voluntary Waiver
Grandeur Peak Emerging Markets Opportunities Fund	$129,013	$72,252
Grandeur Peak Global Contrarian Fund	-	-
Grandeur Peak Global Explorer Fund	89,217	4,150
Grandeur Peak Global Micro Cap Fund	-	-
Grandeur Peak Global Opportunities Fund	-	291,601
Grandeur Peak Global Reach Fund	157,400	76,355
Grandeur Peak Global Stalwarts Fund	70,237	29,272
Grandeur Peak International Opportunities Fund	-	180,175
Grandeur Peak International Stalwarts Fund	-	460,952
Grandeur Peak US Stalwarts Fund	-	46,231

As of April 30, 2026, the Advisor has waived/reimbursed expenses that may be recovered no later than April 30 of the years indicated below:

Fund	Expires 2027	Expires 2028	Expires 2029	Total
Grandeur Peak Emerging Markets Opportunities Fund	$-	$-	$129,013	$129,013
Grandeur Peak Global Contrarian Fund	-	-	-	-
Grandeur Peak Global Explorer Fund	230,004	90,977	89,217	410,198
Grandeur Peak Global Micro Cap Fund	-	-	-	-
Grandeur Peak Global Opportunities Fund	-	-	-	-
Grandeur Peak Global Reach Fund	119,486	-	157,400	276,886
Grandeur Peak Global Stalwarts Fund	-	1,064	70,237	71,301
Grandeur Peak International Opportunities Fund	-	-	-	-
Grandeur Peak International Stalwarts Fund	-	-	-	-
Grandeur Peak US Stalwarts Fund	-	-	-	-

Each Fund was reorganized on October 20, 2023 from a series of Financial Investors Trust to a series of the Trust (the “Reorganizations”). Prior to the Reorganizations, the Funds had advisory and expense limitation agreements with Financial Investors Trust. The fees charged to the Funds did not change as a result of the Reorganizations and the amounts waived by the Predecessor Funds are still subject to recapture by the Advisor.

b. Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for the Funds’ Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated at an annual rate of 0.25% per year of the average daily net assets of each Fund’s Investor Class shares and paid to the Distributor to be used to pay for distribution and shareholder servicing activities. The following table reflects the Funds incurred distribution fees for the year ended April 30, 2026.

Fund	Distribution Fees
Grandeur Peak Emerging Markets Opportunities Fund	$11,039
Grandeur Peak Global Contrarian Fund	-
Grandeur Peak Global Explorer Fund	-
Grandeur Peak Global Micro Cap Fund	-
Grandeur Peak Global Opportunities Fund	63,196
Grandeur Peak Global Reach Fund	31,850
Grandeur Peak Global Stalwarts Fund	32,019
Grandeur Peak International Opportunities Fund	33,073
Grandeur Peak International Stalwarts Fund	29,744
Grandeur Peak US Stalwarts Fund	-

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

For the year ended April 30, 2026, the Grandeur Peak Reach Fund and the Grandeur Peak Global Stalwart Fund were reimbursed $7,538 and $6,722, respectively, from the Adviser as a result of an accounting error that occurred from February 2026 through March 2026, relating to the valuation of a holding among the Fund’s portfolio. The Funds have determined that the accounting error and related impacts on the Funds’ share classes resulted in immaterial NAV errors for the Investor Class and Institutional Class and that these NAV errors did not exceed the established threshold for reprocessing shareholder accounts under the Funds’ NAV error policy. The reimbursement is included in the realized gain (loss) from investments on the Fund’s Statements of Operations.

For the year ended April 30, 2026, the Grandeur Peak US Stalwarts Fund was reimbursed $97,362 from the Adviser as a result of an accounting error that occurred from February 2026 through March 2026, relating to the valuation of a holding among the Fund’s portfolio. The Fund has determined that the accounting error and related impacts on the Fund’s share classes resulted in a material NAV error for the shareholders and that these NAV errors did exceed the established threshold for reprocessing shareholder accounts under the Fund’s NAV error policy. The reimbursement is included in the realized gain (loss) from investments on the Fund’s Statements of Operations and in the Fund share transactions on the Fund’s Statements of Changes in Net Assets.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the year ended April 30, 2026 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Grandeur Peak Emerging Markets Opportunities Fund	$25,088,245	$173,116,579
Grandeur Peak Global Contrarian Fund	95,351,244	115,366,573
Grandeur Peak Global Explorer Fund	20,381,991	19,630,733
Grandeur Peak Global Micro Cap Fund	23,113,616	25,823,344
Grandeur Peak Global Opportunities Fund	242,801,273	421,603,992
Grandeur Peak Global Reach Fund	66,844,875	120,812,386
Grandeur Peak Global Stalwarts Fund	62,173,701	80,533,355
Grandeur Peak International Opportunities Fund	100,700,042	261,236,324
Grandeur Peak International Stalwarts Fund	942,283,285	1,364,161,992
Grandeur Peak US Stalwarts Fund	183,793,601	319,204,494

5.	SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

For the period ended August 31, 2025, shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. As of September 1, 2025, shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

from the redemption amount. For the year ended April 30, 2026, the redemption fees charged by a Fund is presented in the Statements of Changes in Net Assets.

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statements of Assets and Liabilities represents cost for financial reporting purposes. The aggregate cost for federal tax purposes is listed in the table below and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Grandeur Peak Emerging Markets Opportunities Fund	$24,845,777	$11,997,240	$(2,090,292)	$9,906,948
Grandeur Peak Global Contrarian Fund	124,461,024	29,435,087	(10,745,580)	18,689,507
Grandeur Peak Global Explorer Fund	13,307,328	2,488,879	(509,455)	1,979,424
Grandeur Peak Global Micro Cap Fund	38,367,268	9,513,755	(3,133,000)	6,380,755
Grandeur Peak Global Opportunities Fund	261,111,976	101,546,209	(14,036,797)	87,509,412
Grandeur Peak Global Reach Fund	66,609,338	23,076,378	(6,036,340)	17,040,038
Grandeur Peak Global Stalwarts Fund	62,835,420	24,808,567	(3,282,622)	21,525,945
Grandeur Peak International Opportunities Fund	121,967,560	65,223,810	(4,040,531)	61,183,279
Grandeur Peak International Stalwarts Fund	936,282,995	413,786,176	(31,925,015)	381,861,161
Grandeur Peak US Stalwarts Fund	17,626,373	1,603,773	(2,068,803)	(465,030)

The tax character of fund distributions paid for the years ended April 30, 2026, and April 30, 2025, was as follows:

For fiscal year ended 4/30/2026	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Grandeur Peak Emerging Markets Opportunities Fund	$1,557,038	$10,654,794	$-	$12,211,832
Grandeur Peak Global Contrarian Fund	10,456,847	9,802,322	-	20,259,169
Grandeur Peak Global Explorer Fund	95,901	-	-	95,901
Grandeur Peak Global Micro Cap Fund	867,049	649,627	-	1,516,676
Grandeur Peak Global Opportunities Fund	3,529,833	16,427,560	-	19,957,393
Grandeur Peak Global Reach Fund	2,506,686	13,510,869	-	16,017,555
Grandeur Peak Global Stalwarts Fund	92,350	-	-	92,350
Grandeur Peak International Opportunities Fund	7,773,628	671,069	-	8,444,697
Grandeur Peak International Stalwarts Fund	10,076,256	-	-	10,076,256
Grandeur Peak US Stalwarts Fund	-	-	-	-

For fiscal year ended 4/30/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Grandeur Peak Emerging Markets Opportunities Fund	$3,341,149	$2,632,461	$-	$5,973,610
Grandeur Peak Global Contrarian Fund	9,464,611	1,202,808	-	10,667,419
Grandeur Peak Global Explorer Fund	137,008	-	-	137,008
Grandeur Peak Global Micro Cap Fund	229,518	-	-	229,518
Grandeur Peak Global Opportunities Fund	7,269,597	-	2,342,747	9,612,344
Grandeur Peak Global Reach Fund	3,026,241	6,613,965	-	9,640,206
Grandeur Peak Global Stalwarts Fund	-	-	-	-
Grandeur Peak International Opportunities Fund	5,704,190	3,613,624	-	9,317,814
Grandeur Peak International Stalwarts Fund	11,647,093	-	-	11,647,093
Grandeur Peak US Stalwarts Fund	-	-	-	-

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

As of April 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$2,765,222	$6,996,103	$-	$-	$-	$9,910,563	$19,671,888
Grandeur Peak Global Contrarian Fund	2,800,063	3,736,008	-	-	-	18,701,695	25,237,766
Grandeur Peak Global Explorer Fund	-	-	(11,393)	(942,920)	-	1,979,668	1,025,355
Grandeur Peak Global Micro Cap Fund	807,673	994,028	-	-	-	6,384,095	8,185,796
Grandeur Peak Global Opportunities Fund	-	20,856,241	(1,548,696)	-	-	87,545,726	106,853,271
Grandeur Peak Global Reach Fund	-	7,561,795	(1,641,602)	-	-	17,052,318	22,972,511
Grandeur Peak Global Stalwarts Fund	-	-	(144,196)	(14,095,421)	-	21,537,724	7,298,107
Grandeur Peak International Opportunities Fund	-	11,012,076	(1,834,646)	-	-	61,224,960	70,402,390
Grandeur Peak International Stalwarts Fund	-	-	(1,541,708)	(13,637,203)	-	382,056,818	366,877,907
Grandeur Peak US Stalwarts Fund	-	2,344,361	(185,265)	-	-	(464,956)	1,694,140

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) as noted below:

Unrealized Foreign Currency Gains/(Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$3,615
Grandeur Peak Global Contrarian Fund	12,188
Grandeur Peak Global Explorer Fund	244
Grandeur Peak Global Micro Cap Fund	3,340
Grandeur Peak Global Opportunities Fund	36,314
Grandeur Peak Global Reach Fund	12,280
Grandeur Peak Global Stalwarts Fund	11,779
Grandeur Peak International Opportunities Fund	41,683
Grandeur Peak International Stalwarts Fund	195,657
Grandeur Peak US Stalwarts Fund	74

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such late year losses as follows:

Late Year Losses
Grandeur Peak Emerging Markets Opportunities Fund	$-
Grandeur Peak Global Contrarian Fund	-
Grandeur Peak Global Explorer Fund	11,393
Grandeur Peak Global Micro Cap Fund	-
Grandeur Peak Global Opportunities Fund	1,548,696
Grandeur Peak Global Reach Fund	29,170
Grandeur Peak Global Stalwarts Fund	144,196
Grandeur Peak International Opportunities Fund	1,834,646
Grandeur Peak International Stalwarts Fund	1,541,708
Grandeur Peak US Stalwarts Fund	185,265

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Grandeur Peak Global Reach Fund incurred and elected to defer such capital losses of $1,612,432.

At April 30, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and capital loss carryforwards utilized as follows:

	Non-expiring Short-Term	Non-expiring Long-Term	Total	CLCF Utilized
Grandeur Peak Emerging Markets Opportunities Fund	$-	$-	$-	$-
Grandeur Peak Global Contrarian Fund	-	-	-	-
Grandeur Peak Global Explorer Fund	393,594	549,326	942,920	1,009,354
Grandeur Peak Global Micro Cap Fund	-	-	-	-
Grandeur Peak Global Opportunities Fund	-	-	-	665,953
Grandeur Peak Global Reach Fund	-	-	-	-
Grandeur Peak Global Stalwarts Fund	14,095,421	-	14,095,421	6,545,113
Grandeur Peak International Opportunities Fund	-	-	-	5,889,113
Grandeur Peak International Stalwarts Fund	13,637,203	-	13,637,203	115,225,570
Grandeur Peak US Stalwarts Fund	-	-	-	21,375,953

During the fiscal period ended April 30, 2026, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, distributions in excess, and use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended April 30, 2026, as follows:

	Paid In Capital	Distributable Earnings/ (Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$20,988,798	$(20,988,798)
Grandeur Peak Global Contrarian Fund	1,791,129	(1,791,129)
Grandeur Peak Global Explorer Fund	(7,429)	7,429
Grandeur Peak Global Micro Cap Fund	211,292	(211,292)
Grandeur Peak Global Opportunities Fund	4,912,804	(4,912,804)
Grandeur Peak Global Reach Fund	4,101,868	(4,101,868)
Grandeur Peak Global Stalwarts Fund	(32,520)	32,520
Grandeur Peak International Opportunities Fund	5,029,619	(5,029,619)
Grandeur Peak International Stalwarts Fund	-	-
Grandeur Peak US Stalwarts Fund	9,066,269	(9,066,269)

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. The following Funds paid significant income taxes in foreign jurisdictions during the fiscal year ended April 30, 2026. Cash paid for income taxes, net of refunds received, were as follows:

Income Taxes by Foreign Jurisdiction:	Grandeur Peak Emerging Markets Opportunities Fund
India	$618,657
Taiwan	116,822
Indonesia	52,467
Other*	90,134
Total Income Taxes Paid, Net of Refunds	$878,080

*	Represents foreign jurisdiction where taxes paid, net of refunds, were less than 5% of the total income and capital gains taxes paid by the Fund.

Grandeur Peak Funds®	Notes to Financial Statements
April 30, 2026 (Continued)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. Such control may affect the voting rights of other shareholders. The following table provides the name of any person who owns of record or beneficially 25% or more of the outstanding shares of each class of a Fund as of April 30, 2026:

Fund	Shareholder Name	Percentage of Interest
Grandeur Peak Emerging Markets Opportunities Fund	Charles Schwab & Co. Inc.	30.3%
Grandeur Peak Global Contrarian Fund	Charles Schwab & Co. Inc.	58.5%
Grandeur Peak Global Explorer Fund	Grandeur Peak Global Advisors, LLC	34.2%
	Charles Schwab & Co. Inc.	32.5%
Grandeur Peak Global Micro Cap Fund	Charles Schwab & Co. Inc.	29.5%
Grandeur Peak Global Opportunities Fund	Charles Schwab & Co. Inc.	46.4%
Grandeur Peak Global Reach Fund	Charles Schwab & Co. Inc.	27.5%
Grandeur Peak Global Stalwarts Fund	Charles Schwab & Co. Inc.	38.4%
Grandeur Peak International Opportunities Fund	N/A	N/A
Grandeur Peak International Stalwarts Fund	Pershing LLC	33.5%
	The Northern Trust Company	27.0%
Grandeur Peak US Stalwarts Fund	Charles Schwab & Co. Inc.	36.0%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Grandeur Peak Global Trust and the Shareholders of Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund, and Grandeur Peak US Stalwarts Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund, and Grandeur Peak US Stalwarts Fund (the “Funds”), each a fund of Grandeur Peak Global Trust (the “Trust”), as of April 30, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended (except for Grandeur Peak Global Explorer Fund, for which the financial highlights audited are for the periods as noted in the table below), and the related notes (collectively referred to as the “financial Statements and financial Highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds as of April 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Grandeur Peak Global Trust	Financial Highlights
Grandeur Peak Global Explorer Fund	For the years ended April 30, 2026, 2025, 2024, 2023, and for the period from December 16, 2021 (Commencement of operations) through April 30, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

June 29, 2026

We have served as the auditor of one or more Grandeur Peak Global Advisors, LLC investment companies since 2012.

Grandeur Peak Funds®	Additional Information
April 30, 2026 (Unaudited)

1.	TAX DESIGNATIONS

The Funds designate the following amounts for federal income tax purposes for the fiscal year ended April 30, 2026:

For fiscal year ended 4/30/2026	Foreign Taxes Paid	Foreign Source Income
Grandeur Peak Emerging Markets Opportunities Fund	$886,744	$1,287,084
Grandeur Peak Global Contrarian Fund	229,426	2,415,066
Grandeur Peak Global Explorer Fund	40,642	76,574
Grandeur Peak Global Micro Cap Fund	75,392	471,666
Grandeur Peak Global Opportunities Fund	405,270	1,937,514
Grandeur Peak Global Reach Fund	220,241	958,129
Grandeur Peak Global Stalwarts Fund	-	-
Grandeur Peak International Opportunities Fund	452,481	3,119,444
Grandeur Peak International Stalwarts Fund	-	4,780,057
Grandeur Peak US Stalwarts Fund	-	-

Of the distributions paid by the Funds from ordinary income for the calendar year ended December 31, 2025, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

	Dividend Received Deduction	Qualified Dividend Income
Grandeur Peak Emerging Markets Opportunities Fund	98.25%	93.27%
Grandeur Peak Global Contrarian Fund	21.06%	17.74%
Grandeur Peak Global Explorer Fund	100%	100%
Grandeur Peak Global Micro Cap Fund	68.60%	65.97%
Grandeur Peak Global Opportunities Fund	100%	100%
Grandeur Peak Global Reach Fund	43.95%	40.22%
Grandeur Peak Global Stalwarts Fund	100%	100%
Grandeur Peak International Opportunities Fund	47.23%	34.48%
Grandeur Peak International Stalwarts Fund	100%	93.81%
Grandeur Peak US Stalwarts Fund	0.00%	0.00%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designate the following as long-term capital gain dividends:

Grandeur Peak Emerging Markets Opportunities Fund	$10,654,794
Grandeur Peak Global Contrarian Fund	9,802,322
Grandeur Peak Global Explorer Fund	-
Grandeur Peak Global Micro Cap Fund	649,627
Grandeur Peak Global Opportunities Fund	16,427,560
Grandeur Peak Global Reach Fund	13,510,869
Grandeur Peak Global Stalwarts Fund	-
Grandeur Peak International Opportunities Fund	671,069
Grandeur Peak International Stalwarts Fund	-
Grandeur Peak US Stalwarts Fund	-

Grandeur Peak Funds®	Additional Information
April 30, 2026 (Unaudited) (Continued)

For the fiscal year ended April 30, 2026, the following equalization credits were utilized as earnings and profits distributed to shareholders on redemptions:

Grandeur Peak Emerging Markets Opportunities Fund	$20,988,798
Grandeur Peak Global Contrarian Fund	$1,791,129
Grandeur Peak Global Explorer Fund	$-
Grandeur Peak Global Micro Cap Fund	$211,292
Grandeur Peak Global Opportunities Fund	$4,912,804
Grandeur Peak Global Reach Fund	$4,103,498
Grandeur Peak Global Stalwarts Fund	$-
Grandeur Peak International Opportunities Fund	$5,029,619
Grandeur Peak International Stalwarts Fund	$-
Grandeur Peak US Stalwarts Fund	$9,242,792

Grandeur Peak Funds®	Additional Information
April 30, 2026 (Unaudited) (Continued)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURES

Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS

Refer to the financial statements included herein.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Not applicable.

FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, upon request, by calling 1-877-314-9006, by visiting the Funds’ website at www.grandeurpeakglobal.com, or by referring to the SEC’s website at http://www.sec.gov.

Grandeur Peak
ELEVATED GLOBAL INVESTING™

Contact Us

E-Mail: grandeurpeak@ultimusfundsolutions.com

Phone: 1.855.377.PEAK (7325)

Web: www.grandeurpeakglobal.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Grandeur Peak Global Trust

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	7/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	7/1/2026

By (Signature and Title)	/s/ Richard Gleason
Richard Gleason, Principal Financial Officer/Treasurer

Date	7/1/2026